First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments
May 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 39.8%
$220,840,000	U.S. Treasury Bond	4.50%	02/15/44	$214,370,077
83,290,000	U.S. Treasury Bond	4.63%	05/15/44	82,392,030
227,860,000	U.S. Treasury Bond	4.63%	05/15/54	227,610,778
85,505,000	U.S. Treasury Note	4.88%	05/31/26	85,520,030
137,410,000	U.S. Treasury Note	4.50%	05/15/27	136,771,258
322,908,000	U.S. Treasury Note	4.63%	04/30/29	324,522,540
613,415,000	U.S. Treasury Note	4.50%	05/31/29	613,558,772
275,218,000	U.S. Treasury Note	4.38%	05/15/34	272,788,342
	Total U.S. Government Bonds and Notes			1,957,533,827
	(Cost $1,959,577,018)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 36.2%
	Collateralized Mortgage Obligations — 0.3%
	Federal Home Loan Mortgage Corporation
293,872	Series 2017-4656, Class EZ	4.00%	02/15/47	266,594
	Federal National Mortgage Association
1,509,173	Series 2012-20, Class ZT	3.50%	03/25/42	1,383,851
1,642,954	Series 2012-84, Class VZ	3.50%	08/25/42	1,471,280
180,131	Series 2018-38, Class PA	3.50%	06/25/47	171,447
566,323	Series 2018-43, Class CT	3.00%	06/25/48	489,771
121,603	Series 2018-86, Class JA	4.00%	05/25/47	118,554
68,350	Series 2018-94, Class KD	3.50%	12/25/48	60,446
87,926	Series 2019-1, Class KP	3.25%	02/25/49	77,740
28,736	Series 2019-20, Class BA	3.50%	02/25/48	27,915
40,980	Series 2019-52, Class PA	3.00%	09/25/49	35,127
	Government National Mortgage Association
154,148	Series 2018-115, Class DE	3.50%	08/20/48	137,529
167,373	Series 2018-124, Class NW	3.50%	09/20/48	149,506
12,191,453	Series 2018-78, Class NZ	3.50%	06/20/48	10,528,334
294,297	Series 2019-12, Class QA	3.50%	09/20/48	275,687
25,069	Series 2019-71, Class PT	3.00%	06/20/49	21,968
323,088	Series 2019-119, Class JE	3.00%	09/20/49	278,881
990,287	Series 2024-5369, Class FA, 30 Day Average SOFR + 1.25%, 6.50% Cap (a) (b)	6.50%	01/20/54	984,741
				16,479,371
	Pass-Through Securities — 35.9%
	Federal Home Loan Mortgage Corporation
47,979	Pool C91981	3.00%	02/01/38	43,595
45,824	Pool G07961	3.50%	03/01/45	41,265
44,193	Pool G08692	3.00%	02/01/46	38,333
1,295,655	Pool G08715	3.00%	08/01/46	1,122,049
25,560	Pool G08721	3.00%	09/01/46	22,129
295,398	Pool G08726	3.00%	10/01/46	255,588
712,819	Pool G08732	3.00%	11/01/46	616,570
93,313	Pool G08738	3.50%	12/01/46	83,845
187,102	Pool G08741	3.00%	01/01/47	161,791
130,474	Pool G08747	3.00%	02/01/47	112,965
90,360	Pool G08748	3.50%	02/01/47	81,090
425,263	Pool G08750	3.00%	03/01/47	367,427
97,520	Pool G08766	3.50%	06/01/47	87,631
261,432	Pool G08788	3.50%	11/01/47	234,472

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$862,876	Pool G08792	3.50%	12/01/47	$772,610
116,722	Pool G08800	3.50%	02/01/48	104,713
176,619	Pool G08816	3.50%	06/01/48	158,338
45,637	Pool G08833	5.00%	07/01/48	44,888
8,939	Pool G08838	5.00%	09/01/48	8,785
162,222	Pool G08843	4.50%	10/01/48	154,815
35,561	Pool G08844	5.00%	10/01/48	34,948
90,218	Pool G08849	5.00%	11/01/48	88,634
1,137,151	Pool G60038	3.50%	01/01/44	1,037,199
301,144	Pool G60080	3.50%	06/01/45	271,760
610,508	Pool G60344	4.00%	12/01/45	568,321
194,631	Pool G60440	3.50%	03/01/46	175,586
598,943	Pool G60582	3.50%	05/01/46	538,518
570,505	Pool G60658	3.50%	07/01/46	516,939
250,750	Pool G61556	3.50%	08/01/48	225,331
1,772,986	Pool G61748	3.50%	11/01/48	1,593,269
594,226	Pool G67700	3.50%	08/01/46	535,775
4,920,350	Pool G67706	3.50%	12/01/47	4,434,824
1,203,500	Pool G67707	3.50%	01/01/48	1,081,976
1,386,834	Pool G67714	4.00%	07/01/48	1,290,959
1,908,641	Pool G67717	4.00%	11/01/48	1,776,690
2,940,122	Pool G67718	4.00%	01/01/49	2,721,603
106,998	Pool Q44452	3.00%	11/01/46	92,509
184,878	Pool Q50135	3.50%	08/01/47	166,130
7,713,239	Pool QA7837	3.50%	03/01/50	6,903,725
22,117,749	Pool QD3419	2.00%	12/01/51	17,088,806
20,178,705	Pool QD8259	3.00%	03/01/52	16,996,969
14,151,969	Pool QE0312	2.00%	04/01/52	10,947,398
20,615,426	Pool QE0521	2.50%	04/01/52	16,701,406
12,796,036	Pool RA3078	3.00%	07/01/50	10,941,397
17,203,009	Pool RA4179	2.50%	12/01/50	13,908,518
5,789,946	Pool RA4528	2.50%	02/01/51	4,681,164
350,800	Pool RE6029	3.00%	02/01/50	290,396
11,965,000	Pool SD0231	3.00%	01/01/50	10,280,989
3,201,510	Pool SD7511	3.50%	01/01/50	2,861,904
9,953,398	Pool SD7513	3.50%	04/01/50	8,917,235
5,925,721	Pool SD7518	3.00%	06/01/50	5,091,668
155,963	Pool SD8043	2.50%	02/01/50	127,885
1,976,086	Pool SD8107	2.50%	11/01/50	1,609,924
13,602,480	Pool SD8189	2.50%	01/01/52	11,026,208
17,254,728	Pool SD8194	2.50%	02/01/52	13,982,007
24,776,757	Pool SD8199	2.00%	03/01/52	19,157,865
7,250,225	Pool SD8204	2.00%	04/01/52	5,609,466
21,041,881	Pool SD8205	2.50%	04/01/52	17,043,069
29,807,148	Pool SD8211	2.00%	05/01/52	23,045,012
18,098,616	Pool SD8212	2.50%	05/01/52	14,630,614
22,199,924	Pool SD8245	4.50%	09/01/52	20,799,531
227,298	Pool U90772	3.50%	01/01/43	206,689
269,558	Pool U99114	3.50%	02/01/44	244,458

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$554,700	Pool ZA4692	3.50%	06/01/46	$497,963
271,974	Pool ZM0063	4.00%	08/01/45	252,783
12,957,674	Pool ZM1779	3.00%	09/01/46	11,202,238
2,768,284	Pool ZS4667	3.00%	06/01/46	2,394,833
4,580,762	Pool ZS4688	3.00%	11/01/46	3,956,627
7,337,516	Pool ZS4735	3.50%	09/01/47	6,576,920
515,918	Pool ZS9844	3.50%	07/01/46	463,039
1,403,106	Pool ZT0277	3.50%	10/01/46	1,259,806
656,715	Pool ZT0531	3.50%	04/01/47	591,102
636,944	Pool ZT0536	3.50%	03/01/48	571,668
2,004,226	Pool ZT0537	3.50%	03/01/48	1,802,755
343,456	Pool ZT0542	4.00%	07/01/48	319,275
971,667	Pool ZT1703	4.00%	01/01/49	898,214
	Federal National Mortgage Association
2,229,889	Pool AL8825	3.50%	06/01/46	2,002,321
110,209	Pool AN2786	2.76%	09/01/36	91,027
929,463	Pool AS0225	4.00%	08/01/43	865,848
1,140,407	Pool AS3134	3.50%	08/01/44	1,028,097
264,535	Pool AS6620	3.50%	02/01/46	237,605
62,816	Pool AS9749	4.00%	06/01/47	58,344
66,551	Pool BD7081	4.00%	03/01/47	61,209
5,141,920	Pool BE3774	4.00%	07/01/47	4,783,441
687,783	Pool BJ2692	3.50%	04/01/48	615,904
833,301	Pool BM1903	3.50%	08/01/47	750,044
226,511	Pool BM2000	3.50%	05/01/47	203,263
591,027	Pool BM3260	3.50%	01/01/48	529,870
701,784	Pool BM4472	3.50%	07/01/48	631,152
1,528,004	Pool BM5585	3.00%	11/01/48	1,321,144
11,588,617	Pool BN7755	3.00%	09/01/49	9,957,870
26,741,348	Pool BQ6913	2.00%	12/01/51	20,714,473
45,280,485	Pool BQ7006	2.00%	01/01/52	35,094,246
24,455,799	Pool BQ7056	2.00%	01/01/52	18,927,762
23,027,674	Pool BT6179	2.50%	07/01/51	18,689,271
10,571,215	Pool BV2784	2.50%	02/01/52	8,558,965
15,801,523	Pool BV3101	2.00%	03/01/52	12,232,710
21,402,238	Pool BV4133	2.50%	03/01/52	17,337,148
8,679,234	Pool BV8515	3.00%	05/01/52	7,312,409
21,334,029	Pool BW8980	4.00%	10/01/52	19,399,750
20,330,234	Pool BW9886	4.50%	10/01/52	19,047,848
881,346	Pool CA0854	3.50%	12/01/47	790,468
405,634	Pool CA0907	3.50%	12/01/47	363,862
341,778	Pool CA0996	3.50%	01/01/48	306,537
2,477,199	Pool CA1182	3.50%	02/01/48	2,214,988
410,352	Pool CA1187	3.50%	02/01/48	368,770
285,293	Pool CA1710	4.50%	05/01/48	271,507
184,090	Pool CA1711	4.50%	05/01/48	175,138
108,793	Pool CA2208	4.50%	08/01/48	103,214
409,379	Pool CA2327	4.00%	09/01/48	383,213
2,628,171	Pool CA3633	3.50%	06/01/49	2,357,509

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$11,057,174	Pool CA4534	3.00%	11/01/49	$9,501,240
28,403,700	Pool CB0290	2.00%	04/01/51	22,148,844
7,874,145	Pool CB2404	2.50%	12/01/51	6,373,334
11,182,526	Pool CB4818	4.00%	10/01/52	10,154,863
13,941,677	Pool CB6854	4.50%	08/01/53	13,080,482
3,687,765	Pool FM2870	3.00%	03/01/50	3,168,808
6,352,270	Pool FM5397	3.00%	12/01/50	5,457,035
27,403,504	Pool FS1598	2.00%	04/01/52	21,163,681
194,561	Pool MA1146	4.00%	08/01/42	181,330
355,051	Pool MA1373	3.50%	03/01/43	322,415
348,613	Pool MA2077	3.50%	11/01/34	328,516
100,260	Pool MA2145	4.00%	01/01/45	93,178
412,740	Pool MA2670	3.00%	07/01/46	357,148
400,454	Pool MA2806	3.00%	11/01/46	346,762
11,231	Pool MA2896	3.50%	02/01/47	10,079
359,229	Pool MA3057	3.50%	07/01/47	322,357
160,096	Pool MA3088	4.00%	08/01/47	148,506
377,150	Pool MA3210	3.50%	12/01/47	337,263
4,246,974	Pool MA3238	3.50%	01/01/48	3,804,888
358,448	Pool MA3239	4.00%	01/01/48	331,589
177,800	Pool MA3276	3.50%	02/01/48	159,292
513,827	Pool MA3332	3.50%	04/01/48	459,563
134,949	Pool MA3336	3.50%	04/01/38	125,452
122,992	Pool MA3537	4.50%	12/01/48	117,163
529,622	Pool MA3846	3.00%	11/01/49	438,459
460,964	Pool MA4078	2.50%	07/01/50	376,267
769,724	Pool MA4093	2.00%	08/01/40	642,720
170,427	Pool MA4120	2.50%	09/01/50	138,920
5,781,741	Pool MA4128	2.00%	09/01/40	4,827,728
4,858,469	Pool MA4158	2.00%	10/01/50	3,789,393
12,440,605	Pool MA4364	2.00%	06/01/41	10,387,416
1,215,612	Pool MA4379	2.50%	07/01/51	987,092
128,349	Pool MA4438	2.50%	10/01/51	104,141
4,777,897	Pool MA4547	2.00%	02/01/52	3,697,958
17,381,300	Pool MA4548	2.50%	02/01/52	14,086,249
14,735,037	Pool MA4577	2.00%	04/01/52	11,395,980
4,207,121	Pool MA4598	2.50%	05/01/52	3,408,009
11,771,207	Pool MA4733	4.50%	09/01/52	11,028,668
12,292,824	Pool MA4902	3.50%	01/01/53	10,786,942
54,857,252	Pool MA4917	4.50%	02/01/53	51,396,744
100,425,000	Pool TBA (c)	2.00%	06/15/54	77,490,668
48,275,000	Pool TBA (c)	2.50%	06/15/54	38,986,077
109,825,000	Pool TBA (c)	3.00%	06/15/54	92,363,476
70,150,000	Pool TBA (c)	5.50%	06/15/54	69,023,047
106,375,000	Pool TBA (c)	3.50%	07/15/54	93,312,934
207,150,000	Pool TBA (c)	4.00%	07/15/54	188,084,007
111,875,000	Pool TBA (c)	4.50%	07/15/54	104,775,100
97,550,000	Pool TBA (c)	5.00%	07/15/54	93,878,688

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association
$159,499	Pool MA1157	3.50%	07/20/43	$145,549
465,617	Pool MA2825	3.00%	05/20/45	409,861
157,019	Pool MA3521	3.50%	03/20/46	142,089
6,650,494	Pool MA3662	3.00%	05/20/46	5,835,668
601,012	Pool MA3663	3.50%	05/20/46	544,513
407,697	Pool MA3735	3.00%	06/20/46	357,693
8,278,599	Pool MA3937	3.50%	09/20/46	7,499,020
114,501	Pool MA4069	3.50%	11/20/46	103,542
66,437	Pool MA4195	3.00%	01/20/47	58,254
79,408	Pool MA4196	3.50%	01/20/47	71,784
399,870	Pool MA4261	3.00%	02/20/47	350,668
101,831	Pool MA4262	3.50%	02/20/47	92,075
2,551,002	Pool MA4322	4.00%	03/20/47	2,378,563
2,707,975	Pool MA4382	3.50%	04/20/47	2,447,976
32,127	Pool MA4453	4.50%	05/20/47	30,926
33,871	Pool MA4586	3.50%	07/20/47	30,662
216,338	Pool MA4588	4.50%	07/20/47	208,247
599,936	Pool MA4651	3.00%	08/20/47	525,492
864,467	Pool MA4652	3.50%	08/20/47	781,255
297,576	Pool MA4719	3.50%	09/20/47	268,460
35,302	Pool MA4722	5.00%	09/20/47	34,831
29,822	Pool MA4777	3.00%	10/20/47	26,113
742,679	Pool MA4778	3.50%	10/20/47	670,956
716,962	Pool MA4836	3.00%	11/20/47	627,718
738,391	Pool MA4837	3.50%	11/20/47	666,418
245,555	Pool MA4838	4.00%	11/20/47	229,528
41,148	Pool MA4901	4.00%	12/20/47	38,381
191,986	Pool MA4961	3.00%	01/20/48	168,164
256,078	Pool MA4962	3.50%	01/20/48	231,072
368,030	Pool MA4963	4.00%	01/20/48	343,069
186,490	Pool MA5078	4.00%	03/20/48	173,793
515,565	Pool MA5136	3.50%	04/20/48	465,371
386,863	Pool MA5399	4.50%	08/20/48	370,830
155,339	Pool MA5466	4.00%	09/20/48	144,538
40,799	Pool MA5467	4.50%	09/20/48	39,106
105,279	Pool MA5597	5.00%	11/20/48	103,832
128,659	Pool MA5976	3.50%	06/20/49	114,085
31,596	Pool MA6030	3.50%	07/20/49	27,954
190,837	Pool MA6080	3.00%	08/20/49	163,913
26,902,399	Pool MA8347	4.50%	10/20/52	25,463,009
53,275,000	Pool TBA (c)	2.50%	06/15/54	44,414,137
62,475,000	Pool TBA (c)	4.50%	06/15/54	59,076,467
80,500,000	Pool TBA (c)	5.00%	06/15/54	78,139,618
22,825,000	Pool TBA (c)	5.50%	06/15/54	22,644,270
11,425,000	Pool TBA (c)	5.50%	07/15/54	11,322,932
				1,765,215,196
	Total U.S. Government Agency Mortgage-Backed Securities			1,781,694,567
	(Cost $1,856,847,462)

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) — 14.3%
	Aerospace/Defense — 0.3%
$3,208,000	BAE Systems Holdings, Inc. (e)	3.85%	12/15/25	$3,126,638
1,610,000	Boeing (The) Co.	4.88%	05/01/25	1,593,176
2,470,000	Boeing (The) Co. (e)	6.53%	05/01/34	2,505,589
5,400,000	Boeing (The) Co.	5.81%	05/01/50	4,839,503
943,000	General Electric Co., 3 Mo. CME Term SOFR + CSA + 0.38% (b)	5.97%	05/05/26	947,721
				13,012,627
	Agriculture — 0.4%
979,000	BAT Capital Corp.	3.56%	08/15/27	927,766
1,400,000	BAT Capital Corp.	2.73%	03/25/31	1,177,434
4,530,000	BAT Capital Corp.	4.39%	08/15/37	3,824,219
409,000	BAT Capital Corp.	4.76%	09/06/49	324,779
2,143,000	BAT Capital Corp.	5.65%	03/16/52	1,928,991
1,022,000	Philip Morris International, Inc. (EUR)	2.00%	05/09/36	874,350
1,120,000	Philip Morris International, Inc. (EUR)	1.45%	08/01/39	801,701
4,250,000	Reynolds American, Inc.	5.70%	08/15/35	4,170,133
3,735,000	Reynolds American, Inc.	5.85%	08/15/45	3,480,105
				17,509,478
	Airlines — 0.3%
757,686	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	723,867
93,152	American Airlines Pass-Through Trust, Series 2015-2, Class AA	3.60%	09/22/27	88,005
3,215,751	American Airlines Pass-Through Trust, Series 2016-1, Class AA	3.58%	01/15/28	3,025,843
3,953,606	Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA	2.00%	06/10/28	3,578,769
6,938,735	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	6,424,042
2,915,000	United Airlines Pass-Through Trust, Series 2023-1, Class A	5.80%	01/15/36	2,935,123
				16,775,649
	Banks — 3.9%
8,965,000	Bank of America Corp. (f)	2.55%	02/04/28	8,336,798
13,606,000	Bank of America Corp. (f)	2.09%	06/14/29	12,005,508
2,000,000	Bank of America Corp. (f)	2.59%	04/29/31	1,715,976
5,265,000	Bank of America Corp. (f)	1.92%	10/24/31	4,271,468
560,000	Bank of America Corp. (f)	2.30%	07/21/32	455,881
1,195,000	Bank of America Corp. (f)	2.57%	10/20/32	986,140
2,020,000	Bank of America Corp. (f)	2.97%	02/04/33	1,702,999
21,290,000	Bank of America Corp., Series N (f)	1.66%	03/11/27	19,911,221
10,000	Citigroup, Inc. (f)	3.52%	10/27/28	9,423
4,110,000	Citigroup, Inc. (f)	2.98%	11/05/30	3,643,608
3,917,000	Citigroup, Inc. (f)	3.06%	01/25/33	3,308,475
1,995,000	Goldman Sachs Group (The), Inc., SOFR + 0.49% (b)	5.84%	10/21/24	1,995,386
950,000	Goldman Sachs Group (The), Inc. (f)	3.27%	09/29/25	942,275
18,965,000	Goldman Sachs Group (The), Inc. (f)	1.54%	09/10/27	17,338,613
13,465,000	JPMorgan Chase & Co. (f)	0.97%	06/23/25	13,423,333
8,015,000	JPMorgan Chase & Co. (f)	1.56%	12/10/25	7,843,818
1,895,000	JPMorgan Chase & Co. (f)	1.04%	02/04/27	1,759,827
10,455,000	JPMorgan Chase & Co. (f)	1.58%	04/22/27	9,725,892
2,625,000	JPMorgan Chase & Co. (f)	4.01%	04/23/29	2,504,338
1,445,000	JPMorgan Chase & Co. (f)	2.07%	06/01/29	1,277,108
3,855,000	JPMorgan Chase & Co. (f)	1.95%	02/04/32	3,121,466
5,955,000	JPMorgan Chase & Co. (f)	2.58%	04/22/32	5,000,503
905,000	JPMorgan Chase & Co. (f)	2.55%	11/08/32	748,358

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) (Continued)
	Banks (Continued)
$13,355,000	Morgan Stanley (f)	1.16%	10/21/25	$13,115,588
495,000	Morgan Stanley (f)	0.99%	12/10/26	461,514
610,000	Morgan Stanley (f)	1.51%	07/20/27	561,604
6,500,000	Morgan Stanley (f)	1.93%	04/28/32	5,194,892
760,000	Morgan Stanley (f)	2.24%	07/21/32	616,529
495,000	PNC Financial Services Group (The), Inc. (f)	6.04%	10/28/33	508,154
2,490,000	PNC Financial Services Group (The), Inc. (f)	5.07%	01/24/34	2,391,358
4,215,000	PNC Financial Services Group (The), Inc. (f)	6.88%	10/20/34	4,569,989
1,210,000	US Bancorp (f)	5.85%	10/21/33	1,224,184
6,145,000	US Bancorp (f)	4.84%	02/01/34	5,791,639
2,825,000	US Bancorp (f)	5.84%	06/12/34	2,849,000
770,000	US Bancorp (f)	5.68%	01/23/35	769,138
2,520,000	Wells Fargo & Co. (f)	2.16%	02/11/26	2,458,950
6,809,000	Wells Fargo & Co. (f)	2.39%	06/02/28	6,247,403
8,000,000	Wells Fargo & Co. (f)	5.57%	07/25/29	8,047,360
5,790,000	Wells Fargo & Co. (f)	2.88%	10/30/30	5,102,727
3,795,000	Wells Fargo & Co. (f)	2.57%	02/11/31	3,266,854
3,425,000	Wells Fargo & Co. (f)	3.35%	03/02/33	2,954,639
5,920,000	Wells Fargo & Co. (f)	5.39%	04/24/34	5,828,431
				193,988,367
	Beverages — 0.1%
4,300,000	Constellation Brands, Inc.	2.88%	05/01/30	3,761,551
	Biotechnology — 0.0%
1,510,000	Regeneron Pharmaceuticals, Inc.	1.75%	09/15/30	1,230,973
	Chemicals — 0.2%
610,000	International Flavors & Fragrances, Inc. (e)	1.83%	10/15/27	541,087
8,003,000	International Flavors & Fragrances, Inc. (e)	2.30%	11/01/30	6,631,920
1,040,000	International Flavors & Fragrances, Inc. (e)	3.27%	11/15/40	737,485
1,480,000	International Flavors & Fragrances, Inc.	4.38%	06/01/47	1,139,323
1,235,000	International Flavors & Fragrances, Inc. (e)	3.47%	12/01/50	810,366
				9,860,181
	Commercial Services — 0.1%
1,118,000	Adtalem Global Education, Inc. (e)	5.50%	03/01/28	1,073,364
2,685,000	Global Payments, Inc. (EUR)	4.88%	03/17/31	2,990,820
				4,064,184
	Diversified Financial Services — 0.2%
360,000	Air Lease Corp.	2.30%	02/01/25	351,593
1,890,000	Air Lease Corp.	3.25%	03/01/25	1,852,747
940,000	Air Lease Corp.	3.38%	07/01/25	917,231
3,000,000	Air Lease Corp.	4.63%	10/01/28	2,903,926
3,755,000	Discover Financial Services	3.95%	11/06/24	3,722,952
				9,748,449
	Electric — 2.0%
2,655,000	Alliant Energy Finance LLC (e)	1.40%	03/15/26	2,443,410
200,000	Ameren Illinois Co.	3.70%	12/01/47	151,548
3,415,000	Appalachian Power Co.	5.65%	04/01/34	3,373,624
3,000,000	Appalachian Power Co., Series Z	3.70%	05/01/50	2,076,004
12,605,000	Arizona Public Service Co.	6.35%	12/15/32	13,204,055
5,000,000	Black Hills Corp.	6.15%	05/15/34	5,084,402

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) (Continued)
	Electric (Continued)
$750,000	Cleco Power LLC	6.00%	12/01/40	$756,152
5,953,000	Commonwealth Edison Co.	6.45%	01/15/38	6,405,289
1,695,000	Dominion Energy, Inc., Series A	3.30%	03/15/25	1,661,533
2,375,000	Duke Energy Carolinas LLC	5.35%	01/15/53	2,263,989
2,000,000	Duke Energy Corp. (EUR)	3.75%	04/01/31	2,124,063
2,000,000	Duke Energy Corp. (EUR)	3.85%	06/15/34	2,092,023
1,030,000	Duke Energy Florida LLC	5.88%	11/15/33	1,071,091
3,500,000	Duke Energy Progress LLC	5.25%	03/15/33	3,483,444
1,755,000	Duke Energy Progress LLC	5.10%	03/15/34	1,728,580
750,000	Entergy Texas, Inc.	3.45%	12/01/27	702,102
4,000,000	Eversource Energy	5.95%	02/01/29	4,080,534
830,000	FirstEnergy Pennsylvania Electric Co. (e)	4.00%	04/15/25	818,953
2,253,000	FirstEnergy Pennsylvania Electric Co. (e)	4.30%	01/15/29	2,157,581
9,101,000	FirstEnergy Transmission LLC (e)	2.87%	09/15/28	8,251,329
3,855,000	Interstate Power and Light Co.	2.30%	06/01/30	3,261,279
1,450,000	Interstate Power and Light Co.	5.70%	10/15/33	1,464,953
1,500,000	ITC Holdings Corp. (e)	2.95%	05/14/30	1,312,813
1,750,000	Jersey Central Power & Light Co. (e)	4.30%	01/15/26	1,714,984
1,605,000	MidAmerican Energy Co.	5.85%	09/15/54	1,645,722
10,000,000	Niagara Mohawk Power Corp. (e)	3.03%	06/27/50	6,233,931
4,820,000	Oncor Electric Delivery Co., LLC	4.95%	09/15/52	4,381,306
825,000	Public Service Co. of New Mexico	3.85%	08/01/25	805,692
7,305,000	Southwestern Electric Power Co.	5.30%	04/01/33	7,066,090
3,480,000	Southwestern Public Service Co., Series 9	5.15%	06/01/52	2,930,547
700,000	Trans-Allegheny Interstate Line Co. (e)	3.85%	06/01/25	687,149
2,310,000	Tucson Electric Power Co.	5.50%	04/15/53	2,233,915
1,505,000	Xcel Energy, Inc.	4.80%	09/15/41	1,303,650
				98,971,737
	Electronics — 0.1%
1,165,000	Honeywell International, Inc. (EUR)	4.13%	11/02/34	1,291,477
3,325,000	Honeywell International, Inc. (EUR)	3.75%	03/01/36	3,540,529
				4,832,006
	Entertainment — 0.5%
2,500,000	Warnermedia Holdings, Inc.	4.28%	03/15/32	2,189,015
18,840,000	Warnermedia Holdings, Inc.	5.05%	03/15/42	15,578,687
11,190,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	8,839,259
				26,606,961
	Food — 0.1%
4,075,000	Pilgrim’s Pride Corp.	3.50%	03/01/32	3,425,241
	Gas — 0.3%
2,765,000	East Ohio Gas (The), Co. (e)	2.00%	06/15/30	2,270,484
2,180,000	KeySpan Gas East Corp. (e)	5.99%	03/06/33	2,181,100
1,080,000	NiSource, Inc.	5.40%	06/30/33	1,066,350
4,125,000	Piedmont Natural Gas Co., Inc.	5.40%	06/15/33	4,116,610
500,000	Piedmont Natural Gas Co., Inc.	3.35%	06/01/50	326,368
3,856,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	3,883,373
				13,844,285
	Healthcare-Products — 0.1%
525,000	Alcon Finance Corp. (e)	2.75%	09/23/26	495,366

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) (Continued)
	Healthcare-Products (Continued)
$1,500,000	Alcon Finance Corp. (e)	2.60%	05/27/30	$1,294,040
980,000	Medtronic, Inc. (EUR) (g)	3.65%	10/15/29	1,065,780
5,000,000	Revvity, Inc.	2.55%	03/15/31	4,176,652
				7,031,838
	Healthcare-Services — 0.5%
2,105,000	Bon Secours Mercy Health, Inc., Series 20-2	2.10%	06/01/31	1,730,403
2,130,000	Catalent Pharma Solutions, Inc. (EUR) (h)	2.38%	03/01/28	2,223,720
1,845,000	Centene Corp.	4.25%	12/15/27	1,757,245
475,000	CommonSpirit Health	2.78%	10/01/30	409,311
473,000	Fortrea Holdings, Inc. (e)	7.50%	07/01/30	473,353
3,250,000	HCA, Inc.	3.13%	03/15/27	3,062,725
7,530,000	IQVIA, Inc.	5.70%	05/15/28	7,571,876
4,205,000	ModivCare Escrow Issuer, Inc. (e)	5.00%	10/01/29	2,990,602
1,595,000	ModivCare, Inc. (e)	5.88%	11/15/25	1,587,351
200,000	New York and Presbyterian (The) Hospital	3.56%	08/01/36	169,674
160,000	UnitedHealth Group, Inc.	4.45%	12/15/48	136,244
2,630,000	Universal Health Services, Inc.	1.65%	09/01/26	2,399,977
				24,512,481
	Household Products/Wares — 0.0%
1,520,000	Spectrum Brands, Inc. (e)	3.88%	03/15/31	1,400,390
	Insurance — 0.6%
2,145,000	Athene Global Funding (e)	3.21%	03/08/27	2,001,903
3,395,000	Athene Global Funding (e)	1.99%	08/19/28	2,944,081
2,605,000	Athene Global Funding (e)	2.72%	01/07/29	2,299,946
1,650,000	Farmers Exchange Capital (e)	7.05%	07/15/28	1,684,643
2,200,000	Farmers Exchange Capital II (e) (f)	6.15%	11/01/53	1,932,292
1,770,000	Farmers Exchange Capital III (e) (f)	5.45%	10/15/54	1,471,616
3,495,000	Farmers Insurance Exchange (e) (f)	4.75%	11/01/57	2,571,497
4,645,000	Metropolitan Life Global Funding I (e)	3.45%	12/18/26	4,456,102
2,380,000	Metropolitan Life Global Funding I (e)	5.15%	03/28/33	2,346,480
1,525,000	Nationwide Mutual Insurance Co., 3 Mo. Synthetic LIBOR + 2.29% (b) (e)	7.88%	12/15/24	1,525,908
1,665,000	New York Life Insurance Co. (e)	3.75%	05/15/50	1,236,725
1,790,000	Teachers Insurance & Annuity Association of America (e)	4.90%	09/15/44	1,589,963
3,910,000	Teachers Insurance & Annuity Association of America (e)	4.27%	05/15/47	3,148,475
1,980,000	Teachers Insurance & Annuity Association of America (e) (f)	4.38%	09/15/54	1,967,658
				31,177,289
	Investment Companies — 0.1%
842,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.	5.25%	05/15/27	773,113
1,175,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. (e)	9.75%	01/15/29	1,206,916
517,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.	4.38%	02/01/29	431,287
1,240,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. (e)	9.00%	06/15/30	1,224,743
				3,636,059
	Lodging — 0.1%
4,385,000	Hyatt Hotels Corp.	1.80%	10/01/24	4,325,764
	Media — 0.9%
875,000	Cable One, Inc. (e)	4.00%	11/15/30	653,690
490,000	CCO Holdings LLC / CCO Holdings Capital Corp. (e)	4.75%	03/01/30	417,793
1,465,000	CCO Holdings LLC / CCO Holdings Capital Corp. (e)	4.25%	02/01/31	1,181,992

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) (Continued)
	Media (Continued)
$340,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	$336,609
1,410,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	1,081,458
1,471,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	04/01/38	1,273,659
6,920,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	5,566,589
10,230,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.70%	04/01/51	6,267,360
4,767,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.90%	06/01/52	2,994,426
4,670,000	Cox Enterprises, Inc. (e)	7.38%	07/15/27	4,890,650
505,000	CSC Holdings LLC (e)	11.75%	01/31/29	401,643
8,776,000	CSC Holdings LLC (e)	6.50%	02/01/29	5,947,123
1,280,000	CSC Holdings LLC (e)	5.75%	01/15/30	554,370
4,250,000	Time Warner Cable LLC	5.88%	11/15/40	3,687,488
8,320,000	Time Warner Cable LLC	5.50%	09/01/41	6,963,031
				42,217,881
	Packaging & Containers — 0.3%
3,000,000	Amcor Finance USA, Inc.	3.63%	04/28/26	2,888,844
1,000,000	Amcor Flexibles North America, Inc.	2.63%	06/19/30	850,941
3,948,000	Berry Global, Inc.	1.57%	01/15/26	3,698,788
989,000	Berry Global, Inc. (e)	4.88%	07/15/26	973,314
2,809,000	Berry Global, Inc.	1.65%	01/15/27	2,549,255
1,005,000	Berry Global, Inc. (e)	5.65%	01/15/34	981,821
1,350,000	Clearwater Paper Corp. (e)	4.75%	08/15/28	1,266,751
				13,209,714
	Pharmaceuticals — 0.7%
1,045,000	Bayer US Finance II LLC (e)	3.38%	07/15/24	1,041,811
625,000	Bayer US Finance II LLC (e)	2.85%	04/15/25	606,297
7,880,000	Bayer US Finance II LLC (e)	4.25%	12/15/25	7,689,271
815,000	Bayer US Finance II LLC (e)	4.63%	06/25/38	678,287
1,750,000	Bayer US Finance II LLC (e)	4.40%	07/15/44	1,350,264
2,540,000	Bayer US Finance II LLC (e)	4.88%	06/25/48	2,058,921
7,245,000	Bayer US Finance LLC (e)	6.50%	11/21/33	7,416,343
6,490,000	Bayer US Finance LLC (e)	6.88%	11/21/53	6,734,225
2,107,000	Becton Dickinson & Co.	3.73%	12/15/24	2,086,707
2,000,000	Cigna Group (The)	3.40%	03/01/27	1,909,251
75,000	Cigna Group (The)	3.05%	10/15/27	70,240
1,225,000	CVS Health Corp.	1.75%	08/21/30	988,599
926,000	CVS Health Corp.	5.13%	07/20/45	817,982
1,200,000	Johnson & Johnson (EUR)	3.55%	06/01/44	1,282,480
				34,730,678
	Pipelines — 0.2%
340,000	Columbia Pipelines Operating Co. LLC (e)	6.04%	11/15/33	346,726
3,200,000	Energy Transfer, L.P.	4.90%	03/15/35	2,984,556
3,640,000	NGPL PipeCo LLC (e)	4.88%	08/15/27	3,546,856

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) (Continued)
	Pipelines (Continued)
$1,360,000	Rockies Express Pipeline LLC (e)	6.88%	04/15/40	$1,293,503
979,000	Venture Global LNG, Inc. (e)	9.50%	02/01/29	1,062,358
				9,233,999
	Real Estate Investment Trusts — 1.6%
612,000	Alexandria Real Estate Equities, Inc.	4.50%	07/30/29	587,693
500,000	American Assets Trust, L.P.	3.38%	02/01/31	410,223
4,665,000	American Homes 4 Rent, L.P.	3.38%	07/15/51	3,022,696
300,000	American Homes 4 Rent, L.P.	4.30%	04/15/52	231,066
3,230,000	American Tower Corp.	2.70%	04/15/31	2,718,861
7,465,000	American Tower Corp.	5.55%	07/15/33	7,420,955
6,901,000	Crown Castle, Inc.	2.50%	07/15/31	5,674,221
750,000	CubeSmart, L.P.	4.38%	02/15/29	715,287
475,000	DOC DR LLC	4.30%	03/15/27	463,016
54,000	DOC DR LLC	3.95%	01/15/28	51,547
543,000	Extra Space Storage, L.P.	3.90%	04/01/29	509,430
1,135,000	Extra Space Storage, L.P.	2.20%	10/15/30	930,342
615,000	Extra Space Storage, L.P.	2.55%	06/01/31	508,085
872,000	Extra Space Storage, L.P.	2.40%	10/15/31	710,701
2,930,000	Extra Space Storage, L.P.	2.35%	03/15/32	2,323,618
11,305,000	GLP Capital, L.P. / GLP Financing II, Inc.	4.00%	01/15/30	10,269,646
615,000	GLP Capital, L.P. / GLP Financing II, Inc.	4.00%	01/15/31	546,442
895,000	Healthcare Realty Holdings, L.P.	3.63%	01/15/28	822,112
2,000,000	Healthcare Realty Holdings, L.P.	3.10%	02/15/30	1,737,586
6,020,000	Healthcare Realty Holdings, L.P.	2.00%	03/15/31	4,731,953
453,000	Healthcare Realty Holdings, L.P.	2.05%	03/15/31	349,253
4,950,000	Hudson Pacific Properties, L.P.	3.95%	11/01/27	4,250,849
65,000	Hudson Pacific Properties, L.P.	5.95%	02/15/28	55,870
2,515,000	Hudson Pacific Properties, L.P.	4.65%	04/01/29	1,968,763
1,255,000	Hudson Pacific Properties, L.P.	3.25%	01/15/30	878,197
4,569,000	Invitation Homes Operating Partnership, L.P.	2.00%	08/15/31	3,591,536
476,000	Invitation Homes Operating Partnership, L.P.	4.15%	04/15/32	433,463
1,960,000	Invitation Homes Operating Partnership, L.P.	5.50%	08/15/33	1,935,622
860,000	Kilroy Realty, L.P.	2.50%	11/15/32	642,060
1,093,000	Kilroy Realty, L.P.	2.65%	11/15/33	800,579
1,605,000	LXP Industrial Trust	2.70%	09/15/30	1,337,437
3,852,000	LXP Industrial Trust	2.38%	10/01/31	3,044,066
670,000	Piedmont Operating Partnership, L.P.	3.15%	08/15/30	529,791
3,000,000	Prologis Euro Finance LLC (EUR)	4.25%	01/31/43	3,179,306
1,700,000	Realty Income Corp. (EUR)	4.88%	07/06/30	1,912,399
2,510,000	Realty Income Corp. (EUR)	5.13%	07/06/34	2,905,986
170,000	Rexford Industrial Realty, L.P.	2.15%	09/01/31	135,657
1,000,000	Ventas Realty, L.P.	2.65%	01/15/25	980,092
715,000	VICI Properties, L.P.	4.95%	02/15/30	685,439
1,479,000	VICI Properties, L.P.	5.13%	05/15/32	1,398,701
320,000	VICI Properties, L.P. / VICI Note Co., Inc. (e)	4.63%	06/15/25	315,839
732,000	VICI Properties, L.P. / VICI Note Co., Inc. (e)	4.50%	01/15/28	701,123
1,000,000	VICI Properties, L.P. / VICI Note Co., Inc. (e)	3.88%	02/15/29	918,513
1,570,000	VICI Properties, L.P. / VICI Note Co., Inc. (e)	4.13%	08/15/30	1,415,671
				78,751,692

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) (Continued)
	Retail — 0.1%
$1,540,000	Ferrellgas, L.P. / Ferrellgas Finance Corp. (e)	5.88%	04/01/29	$1,455,235
5,035,000	Michaels (The) Cos., Inc. (e)	7.88%	05/01/29	3,429,539
				4,884,774
	Software — 0.1%
1,400,000	Fiserv, Inc.	2.25%	06/01/27	1,284,162
510,000	Fiserv, Inc.	2.65%	06/01/30	440,679
1,090,000	Oracle Corp.	6.50%	04/15/38	1,164,246
2,093,000	Oracle Corp.	3.95%	03/25/51	1,543,010
				4,432,097
	Telecommunications — 0.5%
145,000	AT&T, Inc.	4.30%	12/15/42	121,101
80,000	Frontier Communications Holdings LLC (e)	5.00%	05/01/28	74,783
2,666,000	Frontier Communications Holdings LLC (e)	8.63%	03/15/31	2,735,321
4,500,000	SES GLOBAL Americas Holdings, Inc. (e)	5.30%	03/25/44	3,322,846
134,750	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (e)	4.74%	03/20/25	133,786
16,916,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (e)	5.15%	03/20/28	16,823,228
3,415,000	T-Mobile USA, Inc.	3.75%	04/15/27	3,275,673
				26,486,738
	Total Corporate Bonds and Notes			703,663,083
	(Cost $750,190,383)
ASSET-BACKED SECURITIES — 11.0%
	ACE Securities Corp. Home Equity Loan Trust
13,820,349	Series 2007-HE1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (b)	5.74%	01/25/37	7,298,722
12,126,523	Series 2007-WM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.21% (b)	5.65%	02/25/37	5,045,055
	AMSR Trust
5,000,000	Series 2021-SFR3, Class G (e)	3.80%	10/17/38	4,526,551
	Argent Securities, Inc.
62,490	Series 2005-W2, Class M1, 1 Mo. CME Term SOFR + CSA + 0.74% (b)	6.17%	10/25/35	60,934
	Asset Backed Funding Certificates Trust
7,727,732	Series 2006-HE1, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.11% (b)	5.66%	01/25/37	4,270,944
	Bardot CLO Ltd.
10,400,000	Series 2019-2A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.60% (b) (e)	7.19%	10/22/32	10,421,735
	Barings CLO Ltd.
15,275,000	Series 2018-4A, Class A1R, 3 Mo. CME Term SOFR + 1.15% (b) (e)	6.48%	10/15/30	15,311,887
12,500,000	Series 2019-2A, Class A2R, 3 Mo. CME Term SOFR + CSA + 1.70% (b) (e)	7.29%	04/15/36	12,526,551
	BlueMountain CLO Ltd.
13,000,000	Series 2018-3A, Class BR, 3 Mo. CME Term SOFR + 1.85% (b) (e)	7.17%	10/25/30	13,018,015

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Carrington Mortgage Loan Trust
$18,000,000	Series 2006-NC4, Class A4, 1 Mo. CME Term SOFR + CSA + 0.24% (b)	5.68%	10/25/36	$14,351,666
207,598	Series 2006-OPT1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.53% (b)	5.96%	02/25/36	204,445
	Carvana Auto Receivables Trust
70,350	Series 2022-P3, Class R (e)	(i)	09/10/29	8,834,851
	CIFC Funding Ltd.
5,610,000	Series 2021-7A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.13% (b) (e)	6.72%	01/23/35	5,617,586
	CIM Trust
3,158,335	Series 2021-NR3, Class A1, steps up to 6.57% on 04/01/25 (e) (j)	5.57%	06/25/57	3,121,794
12,905,746	Series 2021-NR4, Class A1, steps up to 5.82% on 10/01/24 (e) (j)	2.82%	10/25/61	12,673,171
12,880,996	Series 2023-NR1, Class A1, steps up to 9.00% on 01/01/26 (e) (j)	6.00%	06/25/62	12,654,570
	Dryden 70 CLO Ltd.
2,500,000	Series 2018-70A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (b) (e)	7.29%	01/16/32	2,501,043
	Dryden Senior Loan Fund
597,148	Series 2013-26A, Class AR, 3 Mo. CME Term SOFR + CSA + 0.90% (b) (e)	6.49%	04/15/29	598,074
12,414,207	Series 2015-40A, Class AR2, 3 Mo. CME Term SOFR + 1.15% (b) (e)	6.47%	08/15/31	12,414,131
7,600,000	Series 2017-54A, Class BR, 3 Mo. CME Term SOFR + 1.50% (b) (e)	6.83%	10/19/29	7,599,662
	ECMC Group Student Loan Trust
1,236,617	Series 2017-2A, Class A, 30 Day Average SOFR + 1.16% (b) (e)	6.49%	05/25/67	1,234,497
	Elmwood CLO VI Ltd.
13,400,000	Series 2020-3A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (b) (e)	7.24%	10/20/34	13,491,010
	Exeter Automobile Receivables Trust
10,000	Series 2021-4A, Class R (e)	(i)	12/15/33	1,187,013
	First Franklin Mortgage Loan Trust
15,040,675	Series 2006-FF13, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.32% (b)	5.76%	10/25/36	9,484,892
11,368,142	Series 2007-FF2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.28% (b)	5.72%	03/25/37	5,837,896
	GE-WMC Mortgage Securities LLC
218,081	Series 2005-1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.66% (b)	6.10%	10/25/35	212,038
	GoldenTree Loan Management US CLO Ltd.
5,000,000	Series 2020-8A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.15% (b) (e)	6.74%	10/20/34	5,013,770
	GSAMP Trust
12,032,004	Series 2006-NC2, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.30% (b)	5.74%	06/25/36	6,559,251
8,676,904	Series 2007-FM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.14% (b)	5.58%	01/25/37	4,948,056
	HPS Loan Management Ltd.
9,750,000	Series 2024-19A, Class B2, 3 Mo. CME Term SOFR + 2.25% (b) (e)	7.57%	04/15/37	9,802,443
	JP Morgan Mortgage Acquisition Trust
2,101,468	Series 2006-WF1, Class A6	6.50%	07/25/36	579,469

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	JP Morgan Mortgage Acquisition Trust (Continued)
$16,875,945	Series 2006-WMC2, Class A4, 1 Mo. CME Term SOFR + CSA + 0.30% (b)	5.74%	07/25/36	$7,164,274
17,855,400	Series 2006-WMC2, Class A5, 1 Mo. CME Term SOFR + CSA + 0.50% (b)	5.94%	07/25/36	7,580,391
9,833	Series 2007-CH2, Class MV1, 1 Mo. CME Term SOFR + CSA + 0.28% (b)	5.72%	01/25/37	9,826
	Lehman XS Trust
2,558,300	Series 2006-9, Class A1C, 1 Mo. CME Term SOFR + CSA + 0.52% (b)	5.96%	05/25/46	2,203,190
	Long Beach Mortgage Loan Trust
311,179	Series 2006-1, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.44% (b)	5.88%	02/25/36	301,661
	Madison Park Funding Ltd.
250,000	Series 2018-27A, Class A2, 3 Mo. CME Term SOFR + CSA + 1.35% (b) (e)	6.94%	04/20/30	250,764
12,727,455	Series 2018-29A, Class AR, 3 Mo. CME Term SOFR + 1.18% (b) (e)	6.51%	10/18/30	12,760,513
	Magnetite Ltd.
11,751,957	Series 2015-12A, Class AR4, 3 Mo. CME Term SOFR + 1.15% (b) (e)	6.48%	10/15/31	11,782,947
	Mastr Asset Backed Securities Trust
6,822,493	Series 2006-WMC3, Class A2, 1 Mo. CME Term SOFR + CSA + 0.10% (b)	5.54%	08/25/36	2,367,820
	Merrill Lynch First Franklin Mortgage Loan Trust
115,125	Series 2007-3, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.26% (b)	5.70%	06/25/37	113,869
	Mid-State Trust
68,352	Series 11, Class A1	4.86%	07/15/38	66,769
	Morgan Stanley ABS Capital I, Inc. Trust
9,507,222	Series 2006-HE4, Class A3, 1 Mo. CME Term SOFR + CSA + 0.30% (b)	5.74%	06/25/36	4,807,416
5,200,854	Series 2006-HE8, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.10% (b)	5.54%	10/25/36	2,209,030
114,983	Series 2006-NC1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.57% (b)	6.01%	12/25/35	113,605
5,527,419	Series 2007-HE1, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.23% (b)	5.67%	11/25/36	3,136,092
24,483,769	Series 2007-HE2, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.21% (b)	5.65%	01/25/37	11,235,447
5,857,075	Series 2007-NC3, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.26% (b)	5.70%	05/25/37	4,327,677
	Navient Student Loan Trust
133,510	Series 2014-1, Class A3, 30 Day Average SOFR + CSA + 0.51% (b)	5.95%	06/25/31	130,105
240,350	Series 2017-3A, Class A3, 30 Day Average SOFR + 1.16% (b) (e)	6.49%	07/26/66	240,358
	New Residential Mortgage Loan Trust
16,615,000	Series 2022-SFR2, Class B (e)	3.75%	09/04/39	15,409,431
15,000,000	Series 2022-SFR2, Class E1 (e)	4.00%	09/04/39	13,382,870
	OCP CLO Ltd.
13,000,000	Series 2014-6A, Class A1R2, 3 Mo. CME Term SOFR + 1.15% (b) (e)	6.47%	10/17/30	13,042,039

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	OCP CLO Ltd. (Continued)
$6,200,000	Series 2020-19A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.15% (b) (e)	6.74%	10/20/34	$6,209,684
8,530,000	Series 2021-21A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (b) (e)	7.29%	07/20/34	8,541,431
	Octagon Investment Partners 46 Ltd.
14,000,000	Series 2020-2A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.16% (b) (e)	6.75%	07/15/36	14,037,302
	OHA Credit Funding 4 Ltd.
12,685,000	Series 2019-4A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (b) (e)	7.24%	10/22/36	12,731,122
	OHA Credit Partners XI Ltd.
14,000,000	Series 2015-11A, Class A2R2, 3 Mo. CME Term SOFR + 1.70% (b) (e)	7.02%	04/20/37	13,999,925
	Progress Residential Trust
9,120,000	Series 2021-SFR2, Class G (e)	4.25%	04/19/38	8,379,877
4,130,000	Series 2021-SFR3, Class G (e)	4.25%	05/17/26	3,796,017
19,690,000	Series 2021-SFR8, Class F (e)	3.18%	10/17/38	17,665,185
8,293,041	Series 2021-SFR10, Class F (e)	4.61%	12/17/40	7,339,038
	PRPM LLC
7,874,292	Series 2021-7, Class A1, steps up to 4.87% on 08/25/24 (e) (j)	1.87%	08/25/26	7,630,667
14,935,024	Series 2021-10, Class A1, steps up to 5.49% on 10/25/24 (e) (j)	2.49%	10/25/26	14,721,625
8,320,456	Series 2022-4, Class A1, steps up to 9.00% on 08/25/2025 (e) (j)	5.00%	08/25/27	8,183,532
	Rad CLO 14 Ltd.
10,000,000	Series 2021-14A, Class B, 3 Mo. CME Term SOFR + CSA + 1.65% (b) (e)	7.24%	01/15/35	10,031,587
	Residential Asset Securities Corp.
57,100	Series 2006-EMX3, Class A3, 1 Mo. CME Term SOFR + CSA + 0.28% (b)	6.00%	04/25/36	56,438
335,219	Series 2006-KS3, Class M1, 1 Mo. CME Term SOFR + CSA + 0.33% (b)	5.93%	04/25/36	329,173
	Rockford Tower CLO Ltd.
6,205,625	Series 2017-3A, Class A, 3 Mo. CME Term SOFR + CSA + 1.19% (b) (e)	6.78%	10/20/30	6,216,845
1,625,000	Series 2019-2A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.10% (b) (e)	6.69%	08/20/32	1,628,526
	Saxon Asset Securities Trust
511,318	Series 2007-2, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.24% (b)	5.68%	05/25/47	356,067
	Securitized Asset-Backed Receivables LLC Trust
21,200,639	Series 2006-WM4, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (b) (e)	5.82%	11/25/36	9,456,507
	Skyline Aircraft Finance LLC
11,405,118	Series 2020-1, Class A (a) (k)	3.23%	05/10/37	10,114,059
	SLC Student Loan Trust
797,887	Series 2008-1, Class A4A, 90 Day Average SOFR + CSA + 1.60% (b)	7.22%	12/15/32	810,758
	SLM Student Loan Trust
80,000	Series 2007-7, Class B, 90 Day Average SOFR + CSA + 0.75% (b)	6.36%	10/27/70	80,075
130,000	Series 2008-2, Class B, 90 Day Average SOFR + CSA + 1.20% (b)	6.81%	01/25/83	130,718

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	SLM Student Loan Trust (Continued)
$700,000	Series 2008-3, Class B, 90 Day Average SOFR + CSA + 1.20% (b)	6.81%	04/26/83	$710,438
2,746,223	Series 2008-6, Class A4, 90 Day Average SOFR + 1.36% (b)	6.71%	07/25/23	2,728,184
320,000	Series 2008-7, Class B, 90 Day Average SOFR + 2.11% (b)	7.46%	07/26/83	314,716
445,249	Series 2012-2, Class A, 30 Day Average SOFR + 0.81% (b)	6.14%	01/25/29	434,511
157,029	Series 2012-6, Class A3, 30 Day Average SOFR + 0.86% (b)	6.19%	05/26/26	153,966
2,366,774	Series 2012-7, Class A3, 30 Day Average SOFR + 0.76% (b)	6.09%	05/26/26	2,317,336
555,000	Series 2012-7, Class B, 30 Day Average SOFR + CSA + 1.80% (b)	7.24%	09/25/43	556,319
83,344	Series 2013-2, Class A, 30 Day Average SOFR + 0.56% (b)	5.89%	06/25/43	81,758
	Soundview Home Loan Trust
5,721,224	Series 2007-OPT4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 1.00% (b)	6.44%	09/25/37	3,886,599
	Structured Asset Investment Loan Trust
483,471	Series 2004-6, Class A3, 1 Mo. CME Term SOFR + CSA + 0.80% (b)	6.24%	07/25/34	477,858
	Structured Asset Securities Corp. Mortgage Loan Trust
506,597	Series 2005-NC2, Class M5, 1 Mo. CME Term SOFR + CSA + 0.93% (b)	6.37%	05/25/35	498,604
	TAL Advantage VII LLC
7,380,000	Series 2020-1A, Class A (e)	2.05%	09/20/45	6,710,942
	TIF Funding II LLC
6,838,500	Series 2020-1A, Class A (e)	2.09%	08/20/45	6,179,885
	Voya CLO Ltd.
13,000,000	Series 2020-1A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.15% (b) (e)	6.74%	07/16/34	13,024,852
	Wachovia Student Loan Trust
435,590	Series 2006-1, Class A6, 90 Day Average SOFR + 0.43% (b) (e)	5.78%	04/25/40	427,186
	WaMu Asset-Backed Certificates WaMu Trust
1,031,927	Series 2007-HE2, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.11% (b)	5.55%	04/25/37	382,444
3,580,961	Series 2007-HE2, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.19% (b)	5.63%	04/25/37	1,327,171
7,673,488	Series 2007-HE2, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.25% (b)	5.69%	04/25/37	2,843,900
	Wellman Park CLO Ltd.
11,650,000	Series 2021-1A, Class B, 3 Mo. CME Term SOFR + CSA + 1.60% (b) (e)	7.19%	07/15/34	11,672,565
	Total Asset-Backed Securities			541,213,208
	(Cost $583,730,120)
MORTGAGE-BACKED SECURITIES — 8.7%
	Collateralized Mortgage Obligations — 5.2%
	Ajax Mortgage Loan Trust
1,911,494	Series 2019-F, Class A1, steps up to 3.86% on 11/25/26 (e) (j)	2.86%	07/25/59	1,794,148
	Alternative Loan Trust
4,637,715	Series 2005-16, Class A4, 1 Mo. CME Term SOFR + CSA + 0.48% (b)	5.92%	06/25/35	3,983,322
5,130,409	Series 2005-56, Class 1A1, 1 Mo. CME Term SOFR + CSA + 1.46% (b)	6.90%	11/25/35	4,578,995
4,896,943	Series 2005-67CB, Class A1	5.50%	01/25/36	3,553,523
2,523,930	Series 2007-13, Class A1	6.00%	06/25/47	1,282,533

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	American Home Mortgage Assets Trust
$11,688,332	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (b)	5.81%	02/25/47	$4,278,245
	American Home Mortgage Investment Trust
1,358,872	Series 2005-4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.58% (b)	6.02%	11/25/45	1,156,716
	Angel Oak Mortgage Trust
7,752,210	Series 2024-1, Class A1, steps up to 6.21% on 01/01/28 (e) (j)	5.21%	08/25/68	7,576,883
	Banc of America Funding Trust
323,893	Series 2014-R6, Class 2A13 (e) (l)	5.69%	07/26/36	319,524
	Bear Stearns Mortgage Funding Trust
83,584	Series 2006-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.42% (b)	5.86%	07/25/36	73,187
1,989,126	Series 2006-AR3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.36% (b)	5.80%	10/25/36	1,640,270
2,873,246	Series 2006-AR5, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.38% (b)	5.82%	01/25/37	2,513,778
153,382	Series 2007-AR5, Class 1A1G, 1 Mo. CME Term SOFR + CSA + 0.32% (b)	5.76%	06/25/47	127,413
	CIM Trust
2,445,105	Series 2019-R1, Class A (e)	3.25%	10/25/58	2,155,734
2,722,641	Series 2019-R4, Class A1 (e)	3.00%	10/25/59	2,466,322
4,314,289	Series 2020-R3, Class A1A (e)	4.00%	01/26/60	4,087,947
6,655,000	Series 2020-R3, Class A1B (e)	4.00%	01/26/60	5,695,159
21,112,000	Series 2020-R7, Class A1B (e) (m)	2.25%	12/27/61	14,830,249
12,079,491	Series 2021-R3, Class A1A (e)	1.95%	06/25/57	10,759,977
19,290,530	Series 2023-R1, Class A1A (e)	5.40%	04/25/62	18,332,728
13,694,361	Series 2023-R3, Class A1A (e)	4.50%	01/25/63	12,894,710
	Connecticut Avenue Securities Trust
6,464,081	Series 2019-R04, Class 2B1, 30 Day Average SOFR + 5.36% (b) (e)	10.69%	06/25/39	6,907,166
	Credit Suisse Mortgage Trust
8,682,396	Series 2007-2, Class 1A4	5.75%	03/25/37	4,311,183
26,052,317	Series 2007-3, Class 1A1A	5.84%	04/25/37	6,242,630
6,115,881	Series 2021-NQM7, Class A1 (e)	1.76%	10/25/66	5,163,280
11,010,307	Series 2021-RP11, Class A1 (e)	2.25%	10/25/61	8,574,616
13,341,351	Series 2021-RP11, Class PT (e)	3.75%	10/25/61	9,125,344
	CSMCM Trust
571,889	Series 2021-RP11 (e)	3.78%	10/27/61	444,555
	GMACM Mortgage Loan Trust
1,241,055	Series 2006-AR1, Class 1A1 (l)	3.64%	04/19/36	956,383
1,083,097	Series 2006-J1, Class A4	5.75%	04/25/36	909,692
	GreenPoint Mortgage Funding Trust
59,787	Series 2006-AR1, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.58% (b)	6.02%	02/25/36	51,158
	GSR Mortgage Loan Trust
21,406,942	Series 2006-OA1, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.52% (b)	5.96%	08/25/46	5,064,645

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	HarborView Mortgage Loan Trust
$158,857	Series 2005-10, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.62% (b)	6.05%	11/19/35	$103,497
983,196	Series 2007-7, Class 1A1, 1 Mo. CME Term SOFR + CSA + 2.00% (b)	7.44%	10/25/37	738,753
	HomeBanc Mortgage Trust
447,449	Series 2004-2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.74% (b)	6.18%	12/25/34	415,229
	Impac CMB Trust
128,293	Series 2005-2, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.52% (b)	5.96%	04/25/35	119,817
396,236	Series 2005-4, Class 1A1A, 1 Mo. CME Term SOFR + CSA + 0.27% (b)	5.98%	05/25/35	359,587
	IndyMac INDX Mortgage Loan Trust
1,144,010	Series 2005-AR14, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.60% (b)	6.04%	07/25/35	913,420
15,545,868	Series 2005-AR29, Class A1 (l)	3.84%	01/25/36	12,304,693
2,743,772	Series 2006-AR6, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.40% (b)	5.84%	06/25/46	2,122,915
3,414,377	Series 2007-FLX4, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.50% (b)	5.94%	07/25/37	3,019,096
	JP Morgan Mortgage Trust
1,278,498	Series 2006-A4, Class 1A1 (l)	4.88%	06/25/36	877,851
	Lehman XS Trust
217,010	Series 2006-16N, Class A4A, 1 Mo. CME Term SOFR + CSA + 0.38% (b)	5.82%	11/25/46	183,059
4,203,763	Series 2007-16N, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.94% (b)	6.38%	09/25/47	3,807,325
2,036,776	Series 2007-16N, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.80% (b)	6.24%	09/25/47	1,711,173
	Merrill Lynch Alternative Note Asset Trust
2,700,098	Series 2007-OAR3, Class A1, 1 Mo. CME Term SOFR + CSA + 0.19% (b)	5.82%	07/25/47	2,375,291
	Morgan Stanley Mortgage Loan Trust
18,680	Series 2005-2AR, Class A, 1 Mo. CME Term SOFR + CSA + 0.26% (b)	5.70%	04/25/35	17,144
	MortgageIT Trust
35,264	Series 2005-5, Class A1, 1 Mo. CME Term SOFR + CSA + 0.52% (b)	5.96%	12/25/35	33,769
	Nomura Resecuritization Trust
111,069	Series 2015-5R, Class 1A1 (e)	4.00%	08/26/37	110,074
	OBX Trust
3,941,945	Series 2021-NQM2, Class A1 (e)	1.10%	05/25/61	3,043,889
9,405,330	Series 2021-NQM3, Class A1 (e)	1.05%	07/25/61	7,303,430
	Opteum Mortgage Acceptance Corp.
731,569	Series 2005-5, Class 1A1D, 1 Mo. CME Term SOFR + CSA + 0.76% (b)	6.20%	12/25/35	702,141
236,269	Series 2006-1, Class 1APT, 1 Mo. CME Term SOFR + CSA + 0.42% (b)	5.86%	04/25/36	212,631
	PRKCM Trust
16,074,028	Series 2021-AFC2, Class A1 (e)	2.07%	11/25/56	13,583,304

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	RALI Trust
$5,729,986	Series 2007-QS7, Class 1A1	6.00%	05/25/37	$4,397,403
2,739,814	Series 2007-QS9, Class A33	6.50%	07/25/37	2,132,793
	RCKT Mortgage Trust
15,560,065	Series 2024-CES3, Class A1A (e)	6.59%	05/25/44	15,773,991
	RFMSI Trust
5,957,216	Series 2007-S6, Class 1A4	6.00%	06/25/37	4,441,901
	Structured Adjustable Rate Mortgage Loan Trust
9,075	Series 2004-12, Class 3A1 (l)	5.78%	09/25/34	8,749
22,232,004	Series 2006-2, Class 4A1 (l)	4.62%	03/25/36	11,479,246
	Structured Asset Mortgage Investments II Trust
1,304,588	Series 2006-AR1, Class 3A1, 1 Mo. CME Term SOFR + CSA + 0.46% (b)	5.90%	02/25/36	997,653
6,406,201	Series 2006-AR7, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.42% (b)	5.86%	08/25/36	5,066,074
4,652,274	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (b)	6.61%	08/25/47	3,670,264
	WaMu Mortgage Pass-Through Certificates Trust
60,276	Series 2005-AR1, Class A2A1, 1 Mo. CME Term SOFR + CSA + 0.68% (b)	6.12%	01/25/45	56,992
125,631	Series 2005-AR15, Class A1A1, 1 Mo. CME Term SOFR + CSA + 0.52% (b)	5.96%	11/25/45	113,890
168,456	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (b)	6.11%	02/25/46	145,299
261,942	Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average + 0.94% (b)	4.49%	05/25/46	231,096
				254,425,454
	Commercial Mortgage-Backed Securities — 3.5%
	BAMLL Commercial Mortgage Securities Trust
7,651,000	Series 2015-200P, Class F (e) (l)	3.60%	04/14/33	7,211,193
	BX Commercial Mortgage Trust
12,546,000	Series 2020-VIV2, Class C (e) (l)	3.54%	03/09/44	10,832,767
9,320,000	Series 2020-VIVA, Class D (e) (l)	3.55%	03/11/44	7,932,994
3,626,277	Series 2021-XL2, Class J, 1 Mo. CME Term SOFR + CSA + 3.89% (b) (e)	9.32%	10/15/38	3,577,464
	BX Trust
8,670,000	Series 2019-OC11, Class D (e) (l)	3.94%	12/09/41	7,621,039
	BXHPP Trust
5,200,000	Series 2021-FILM, Class E, 1 Mo. CME Term SOFR + CSA + 2.00% (b) (e)	7.43%	08/15/36	4,632,963
	BXP Trust
8,500,000	Series 2017-CC, Class B (e) (l)	3.55%	08/13/37	7,621,169
1,440,000	Series 2017-CC, Class D (e) (l)	3.55%	08/13/37	1,203,044
5,000,000	Series 2017-GM, Class D (e) (l)	3.42%	06/13/39	4,481,611
	BXSC Commercial Mortgage Trust
8,450,000	Series 2022-WSS, Class D, 1 Mo. CME Term SOFR + 3.19% (b) (e)	8.51%	03/15/35	8,383,286
	CAMB Commercial Mortgage Trust
9,150,000	Series 2019-LIFE, Class F, 1 Mo. CME Term SOFR + CSA + 2.55% (b) (e)	8.16%	12/15/37	9,108,703

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	CENT Trust
$6,470,000	Series 2023-CITY, Class A, 1 Mo. CME Term SOFR + 2.62% (b) (e)	7.94%	09/15/38	$6,532,410
	Century Plaza Towers
3,500,000	Series 2019-CPT, Class A (e)	2.87%	11/13/39	2,989,962
	CRSO Trust
1,700,000	Series 2023-BRND, Class B	7.91%	07/10/28	1,742,378
	DC Office Trust
3,600,000	Series 2019-MTC, Class A (e)	2.97%	09/15/45	3,050,103
	DROP Mortgage Trust
8,933,000	Series 2021-FILE, Class B, 1 Mo. CME Term SOFR + CSA + 1.70% (b) (e)	7.13%	10/15/43	8,153,088
	Grace Trust
5,080,000	Series 2020-GRCE, Class D (e) (l)	2.68%	12/10/40	3,889,694
	Hilton U.S.A. Trust
7,000,000	Series 2016-HHV, Class F (e) (l)	4.19%	11/05/38	6,479,622
	Hudson Yards Mortgage Trust
3,537,000	Series 2019-30HY, Class D (e) (l)	3.44%	07/10/39	2,926,851
	Life Mortgage Trust
4,914,851	Series 2021-BMR, Class F, 1 Mo. CME Term SOFR + CSA + 2.35% (b) (e)	7.78%	03/15/38	4,727,236
7,863,761	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + CSA + 2.95% (b) (e)	8.38%	03/15/38	7,577,037
	Manhattan West Mortgage Trust
3,855,000	Series 2020-1MW, Class A (e)	2.13%	09/10/39	3,416,458
	Med Trust
6,966,566	Series 2021-MDLN, Class D, 1 Mo. CME Term SOFR + CSA + 2.00% (b) (e)	7.43%	11/15/38	6,961,939
	MKT Mortgage Trust
2,719,000	Series 2020-525M, Class D (e) (l)	2.94%	02/12/40	1,865,029
	SFAVE Commercial Mortgage Securities Trust
9,265,000	Series 2015-5AVE, Class A2A (e) (l)	3.66%	01/05/43	7,872,047
	SLG Office Trust
7,600,000	Series 2021-OVA, Class A (e)	2.59%	07/15/41	6,191,382
5,000,000	Series 2021-OVA, Class E (e)	2.85%	07/15/41	3,815,131
5,000,000	Series 2021-OVA, Class F (e)	2.85%	07/15/41	3,703,076
	SREIT Trust
7,100,000	Series 2021-PALM, Class E, 1 Mo. CME Term SOFR + 1.91% (b) (e)	7.34%	10/15/34	6,994,799
6,430,000	Series 2021-PALM, Class G, 1 Mo. CME Term SOFR + 3.62% (b) (e)	9.05%	10/15/34	6,361,043
	TPGI Trust
3,600,000	Series 2021-DGWD, Class E, 1 Mo. CME Term SOFR + CSA + 2.35% (b) (e)	7.78%	06/15/26	3,597,467
				171,452,985
	Total Mortgage-Backed Securities			425,878,439
	(Cost $473,814,441)
FOREIGN CORPORATE BONDS AND NOTES (d) — 3.3%
	Agriculture — 0.1%
2,325,000	Imperial Brands Finance PLC (e)	3.13%	07/26/24	2,315,699

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (d) (Continued)
	Agriculture (Continued)
$1,790,000	Imperial Brands Finance PLC (e)	4.25%	07/21/25	$1,759,467
3,295,000	Imperial Brands Finance PLC (e)	3.50%	07/26/26	3,152,152
				7,227,318
	Airlines — 0.0%
538,800	Air Canada Pass-Through Trust, Series 2017-1, Class AA (e)	3.30%	01/15/30	487,861
	Banks — 0.5%
1,830,000	HSBC Holdings PLC (f)	2.10%	06/04/26	1,764,119
1,765,000	HSBC Holdings PLC (f)	4.76%	06/09/28	1,729,043
3,355,000	HSBC Holdings PLC (f)	2.01%	09/22/28	3,001,924
6,025,000	HSBC Holdings PLC (f)	2.21%	08/17/29	5,277,360
3,000,000	Lloyds Banking Group PLC (f)	3.87%	07/09/25	2,993,774
860,000	Lloyds Banking Group PLC (f)	1.63%	05/11/27	796,788
730,000	Lloyds Banking Group PLC (f)	3.57%	11/07/28	684,460
930,000	Santander UK Group Holdings PLC (f)	1.53%	08/21/26	883,192
5,250,000	Santander UK Group Holdings PLC (f)	1.67%	06/14/27	4,841,524
1,735,000	Santander UK Group Holdings PLC (f)	2.47%	01/11/28	1,596,347
				23,568,531
	Beverages — 0.3%
6,260,000	Bacardi Ltd. (e)	4.45%	05/15/25	6,183,711
7,000,000	Becle SAB de C.V. (e)	2.50%	10/14/31	5,499,375
4,230,000	JDE Peet’s N.V. (e)	2.25%	09/24/31	3,353,341
				15,036,427
	Commercial Services — 0.1%
2,500,000	Worldline S.A. (EUR) (h)	4.13%	09/12/28	2,669,311
	Diversified Financial Services — 0.4%
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.50%	01/15/25	985,452
1,296,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.45%	10/01/25	1,276,842
11,200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/28	10,124,478
1,755,000	Avolon Holdings Funding Ltd. (e)	2.88%	02/15/25	1,715,052
670,000	Avolon Holdings Funding Ltd. (e)	3.25%	02/15/27	624,581
5,256,000	Avolon Holdings Funding Ltd. (e)	2.53%	11/18/27	4,699,734
				19,426,139
	Electric — 0.2%
210,820	Mong Duong Finance Holdings B.V. (h)	5.13%	05/07/29	200,123
625,000	MVM Energetika Zrt (h)	7.50%	06/09/28	648,150
1,500,000	MVM Energetika Zrt (h)	6.50%	03/13/31	1,492,215
5,075,000	TenneT Holding B.V. (EUR) (h)	4.50%	10/28/34	5,862,406
2,390,000	TenneT Holding B.V. (EUR) (h)	2.75%	05/17/42	2,324,536
1,190,000	TenneT Holding B.V. (EUR) (h)	4.75%	10/28/42	1,418,287
				11,945,717
	Food — 0.4%
3,600,000	ELO SACA (EUR) (h)	6.00%	03/22/29	3,888,564
10,605,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L. (e)	6.75%	03/15/34	11,148,761
3,000,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	4.38%	02/02/52	2,223,874

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (d) (Continued)
	Food (Continued)
$1,220,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	6.50%	12/01/52	$1,224,684
1,670,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L. (e)	7.25%	11/15/53	1,828,518
				20,314,401
	Gas — 0.0%
1,555,000	National Gas Transmission PLC (EUR) (h)	4.25%	04/05/30	1,704,504
	Healthcare-Services — 0.1%
3,410,000	Kedrion S.p.A. (e)	6.50%	09/01/29	3,120,576
	Media — 0.0%
714,000	VZ Secured Financing B.V. (e)	5.00%	01/15/32	606,538
	Mining — 0.1%
2,790,000	Corp. Nacional del Cobre de Chile (h)	5.13%	02/02/33	2,633,903
600,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT (e)	5.45%	05/15/30	586,608
				3,220,511
	Oil & Gas — 0.1%
450,000	Ecopetrol S.A.	8.88%	01/13/33	463,781
1,383,000	KazMunayGas National Co. JSC (h)	5.38%	04/24/30	1,338,342
1,200,000	KazMunayGas National Co. JSC (e)	3.50%	04/14/33	976,320
2,504,000	Pertamina Persero PT (e)	3.10%	08/27/30	2,190,551
797,000	Petroleos Mexicanos	6.63%	06/15/35	613,029
47,000	Petroleos Mexicanos	6.75%	09/21/47	31,600
768,000	Petroleos Mexicanos	6.35%	02/12/48	497,478
				6,111,101
	Packaging & Containers — 0.1%
760,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (e)	4.13%	08/15/26	646,957
4,021,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (e)	5.25%	08/15/27	2,366,560
1,050,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (e)	5.25%	08/15/27	617,978
				3,631,495
	Pharmaceuticals — 0.3%
3,250,000	1375209 BC Ltd. (e)	9.00%	01/30/28	3,143,797
3,485,000	Grifols S.A. (EUR) (h)	3.88%	10/15/28	3,172,196
785,000	Grifols S.A. (e)	4.75%	10/15/28	683,702
2,520,000	MSD Netherlands Capital B.V. (EUR)	3.70%	05/30/44	2,655,663
5,680,000	Pfizer Investment Enterprises Pte Ltd.	5.30%	05/19/53	5,434,158
				15,089,516
	Pipelines — 0.1%
1,458,720	Galaxy Pipeline Assets Bidco Ltd. (e)	2.16%	03/31/34	1,238,853
3,010,000	TMS Issuer Sarl (h)	5.78%	08/23/32	3,060,700
275,000	TransCanada PipeLines Ltd.	5.85%	03/15/36	276,035
				4,575,588
	Real Estate — 0.3%
1,270,000	Annington Funding PLC (GBP) (h)	3.18%	07/12/29	1,433,797
1,400,000	Annington Funding PLC (GBP) (h)	2.31%	10/06/32	1,373,121
650,000	Annington Funding PLC (GBP) (h)	4.75%	08/09/33	759,583
900,000	Annington Funding PLC (GBP) (h)	3.69%	07/12/34	949,635
1,560,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (h)	1.00%	05/04/28	1,473,922

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (d) (Continued)
	Real Estate (Continued)
$1,350,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (h)	1.75%	03/12/29	$1,274,392
3,650,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (h)	1.63%	04/20/30	3,319,209
700,000	LEG Immobilien SE (EUR) (h)	0.88%	03/30/33	571,718
500,000	Vonovia SE (EUR) (h)	2.25%	04/07/30	488,436
400,000	Vonovia SE (EUR) (h)	5.00%	11/23/30	449,851
1,800,000	Vonovia SE (EUR) (h)	0.75%	09/01/32	1,480,462
				13,574,126
	Real Estate Investment Trusts — 0.1%
4,065,000	Digital Intrepid Holding B.V. (EUR) (h)	0.63%	07/15/31	3,439,711
	Savings & Loans — 0.1%
4,055,000	Nationwide Building Society (e) (f)	2.97%	02/16/28	3,789,735
	Telecommunications — 0.0%
1,150,000	Altice France S.A. (e)	5.50%	10/15/29	773,697
200,000	C&W Senior Finance Ltd. (e)	6.88%	09/15/27	190,855
500,000	Ooredoo International Finance Ltd. (h)	2.63%	04/08/31	426,820
900,000	TDC Net A/S (EUR) (h)	6.50%	06/01/31	1,030,582
				2,421,954
	Water — 0.0%
2,530,000	Thames Water Utilities Finance PLC (EUR) (h)	4.38%	01/18/31	2,343,697
	Total Foreign Corporate Bonds and Notes			164,304,757
	(Cost $170,955,899)

Principal Value	Description	Rate (n)	Stated Maturity (o)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 1.4%
	Aerospace/Defense — 0.1%
1,689,998	TransDigm, Inc., Term Loan I, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.06%	08/24/28	1,699,589
	Apartment REITs — 0.0%
523,813	Invitation Homes Operating Partnership, L.P., Term Loan A, 1 Mo. CME Term SOFR + CSA + 1.00%, 0.00% Floor	6.43%	01/31/25	521,193
	Automotive — 0.0%
365,584	First Brands Group LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 5.00%, 1.00% Floor	10.59%	03/30/27	362,580
	Brokerage/Asset Managers/Exchanges — 0.0%
166,964	Deerfield Dakota Holding LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 1.00% Floor	9.06%	04/09/27	167,219
1,101,543	Jane Street Group LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.94%	01/26/28	1,106,428
				1,273,647
	Cable Satellite — 0.0%
517,387	CSC Holdings LLC, Term Loan B, 1 Mo. Synthetic LIBOR + 2.50%, 0.00% Floor	7.93%	04/15/27	410,321
725,000	Virgin Media Bristol LLC, Term Loan N, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.93%	01/31/28	706,741
				1,117,062

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Rate (n)	Stated Maturity (o)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Chemicals — 0.0%
$953,482	Chemours (The) Co., Term Loan B2, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.83%	08/18/28	$961,234
	Consumer Cyclical Services — 0.0%
115,539	8 Avenue Food & Provisions, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	9.19%	10/01/25	111,592
348,932	Arches Buyer, Inc., Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	12/06/27	336,719
291,856	Buzz Finco LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.18%	01/29/27	292,859
221,266	Match Group Holdings II LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.23%	02/16/27	221,543
648,325	TruGreen, L.P., Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.43%	11/02/27	612,667
				1,575,380
	Consumer Products — 0.0%
101,596	AI Aqua Merger Sub, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.32%	07/31/28	102,165
597,660	AI Aqua Merger Sub, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	9.08%	07/31/28	601,007
				703,172
	Diversified Manufacturing — 0.0%
301,635	Filtration Group Corp., Term Loan, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.68%	10/24/28	303,427
	Environmental — 0.0%
1,317,351	Clean Harbors, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.19%	10/10/28	1,326,961
162,050	Patriot Container Corp., Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 1.00% Floor	9.18%	03/20/25	156,610
				1,483,571
	Finance Companies — 0.0%
831,261	Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	7.32%	06/22/28	834,698
	Financial Other — 0.0%
660,106	Trans Union LLC, Term Loan B7, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.50% Floor	7.33%	12/01/28	663,483
	Food and Beverage — 0.2%
287,900	City Brewing Co. LLC, Term Loan, 1 Mo. CME Term SOFR + 6.25%, 0.75% Floor	11.58%	04/05/28	290,779
2,034,077	City Brewing Co. LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	9.08%	04/05/28	1,390,800
662,717	Froneri US, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	7.68%	02/01/27	664,483
2,579,027	Naked Juice LLC, Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.66%	01/24/29	2,460,960
303,142	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 6.00%, 0.50% Floor	11.40%	01/24/30	256,723

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Rate (n)	Stated Maturity (o)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Food and Beverage (Continued)
$548,675	Triton Water Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.81%	03/31/28	$548,519
1,161,275	United Natural Foods, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.00% Floor	10.08%	05/01/31	1,155,469
				6,767,733
	Gaming — 0.0%
1,328,945	Caesars Entertainment, Inc., Term Loan B1, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.10%	02/06/31	1,334,759
150,944	Churchill Downs, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.43%	03/17/28	151,699
				1,486,458
	Healthcare — 0.1%
850,169	Bausch & Lomb Corp., Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.33%	09/29/28	851,232
1,123,288	Carestream Dental Technology, Inc., Term Loan B1, 3 Mo. Synthetic LIBOR + 3.25%, 1.00% Floor	8.56%	09/03/24	933,031
344,035	Carestream Dental, Inc., Term Loan, 3 Mo. CME Term SOFR + CSA + 4.50%, 0.50% Floor	9.81%	09/03/24	286,165
1,114,467	Gainwell Acquisition Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.41%	10/01/27	1,086,143
535,598	Medline Borrower, L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.08%	10/23/28	539,768
772,121	Phoenix Newco, Inc., Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.69%	11/15/28	777,472
753,806	Star Parent, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.31%	03/30/30	755,362
				5,229,173
	Healthcare REITs — 0.1%
817,573	Healthpeak Op LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor	6.27%	02/22/27	808,376
817,573	Healthpeak Op LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor	6.27%	08/20/27	811,441
				1,619,817
	Industrial Other — 0.0%
759,184	Artera Services LLC, Term Loan, 1 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.81%	02/10/31	766,536
	Insurance — 0.1%
1,123,664	Acrisure LLC, Term Loan B, 1 Mo. Synthetic LIBOR + 3.50%, 0.00% Floor	8.94%	02/15/27	1,125,771
556,567	Acrisure LLC, Term Loan B2, 1 Mo. Synthetic LIBOR + 3.75%, 0.50% Floor	9.19%	02/15/27	558,097
2,890,072	AmWINS Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.75% Floor	7.69%	02/22/28	2,899,508
1,663,825	Asurion LLC (fka Asurion Corp.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.69%	12/23/26	1,654,466
300,000	Asurion LLC (fka Asurion Corp.), Term Loan B4, 1 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	10.69%	01/22/29	280,593
				6,518,435

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Rate (n)	Stated Maturity (o)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Leisure — 0.0%
$960,166	William Morris Endeavor Entertainment LLC, Term Loan B1, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.19%	05/19/25	$963,767
	Media Entertainment — 0.0%
220,839	Magnite, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.82%	02/06/31	222,496
83,335	Magnite, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.84%	02/06/31	83,961
324,078	MH Sub I LLC, Term Loan, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.58%	05/03/28	325,018
18,269	Research Now Group, Inc., DIP Term Loan, 1 Mo. CME Term SOFR + CSA + 8.75%	14.19%	05/31/25	15,390
589,114	Research Now Group, Inc., Term Loan, 1 Mo. CME Term SOFR + CSA + 5.50%, 1.00% Floor	11.07%	12/20/24	447,810
				1,094,675
	Packaging — 0.1%
3,229,456	Berry Global, Inc., Term Loan, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.19%	07/02/29	3,242,649
1,499,625	Plaze, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.19%	08/03/26	1,481,839
				4,724,488
	Paper — 0.0%
423,489	Mativ Holdings, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.93%	05/06/27	420,312
	Pharmaceuticals — 0.2%
1,536,907	Elanco Animal Health, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.16%	08/02/27	1,536,838
2,981,477	Grifols Worldwide Operations Ltd., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.46%	11/15/27	2,964,528
2,401,426	Jazz Financing LUX S.A.R.L., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.44%	05/05/28	2,424,131
738,750	Perrigo Investments LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	7.68%	04/20/29	743,367
				7,668,864
	Restaurants — 0.0%
520,559	1011778 BC ULC, Term Loan B-5, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.58%	09/23/30	521,863
410,000	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.08%	08/03/28	411,099
				932,962
	Retailers — 0.0%
765,261	Hanesbrands, Inc., Term Loan A, 1 Mo. CME Term SOFR + CSA + 2.10%, 0.00% Floor	7.43%	11/19/26	754,738
	Services — 0.0%
894,150	Spin Holdco, Inc., Term Loan, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.59%	03/06/28	775,992
	Technology — 0.3%
362,178	Amentum Government Services Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.44%	01/29/27	364,894
600,000	Central Parent, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.58%	07/06/29	605,628

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Rate (n)	Stated Maturity (o)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Technology (Continued)
$3,630,121	Commscope, Inc., Term Loan B2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.69%	04/06/26	$3,268,924
143,404	DTI Holdco, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.75% Floor	10.08%	04/26/29	144,070
2,334,639	EagleView Technology Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	9.06%	08/14/25	2,289,032
1,171,788	Gen Digital, Inc., Term Loan A2, 1 Mo. CME Term SOFR + CSA + 1.50%, 1.00% Floor	6.93%	09/13/27	1,174,600
783,016	GTCR W. Merger Sub, Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.31%	01/31/31	787,311
2,588,904	Oracle Corp., Term Loan A1, 1 Mo. CME Term SOFR + CSA + 1.60%, 0.00% Floor	7.03%	08/16/27	2,592,140
587,566	Peraton Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.18%	02/01/28	589,023
730,586	Renaissance Holding Corp., Term Loan, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.60%	04/08/30	731,616
				12,547,238
	Wireless — 0.1%
690,731	Altice France S.A., Term Loan B14, 1 Mo. CME Term SOFR + 5.50%, 0.00% Floor	10.83%	08/31/28	522,365
610,253	CCI Buyer, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	9.30%	12/17/27	614,022
1,843,106	SBA Senior Finance II LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	01/27/31	1,852,773
				2,989,160
	Wirelines — 0.1%
1,496,144	Frontier Communications Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.19%	10/08/27	1,498,283
250,000	Zayo Group Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.44%	03/09/27	217,500
1,785,629	Zayo Group Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.65%	03/09/27	1,571,836
				3,287,619
	Total Senior Floating-Rate Loan Interests			70,047,003
	(Cost $70,448,808)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (d) — 0.9%
	Brazil — 0.1%
500,000	Brazilian Government International Bond	6.00%	10/20/33	484,770
4,330,000	Brazilian Government International Bond	6.13%	03/15/34	4,207,250
				4,692,020
	Colombia — 0.1%
1,485,000	Colombia Government International Bond	3.00%	01/30/30	1,209,187
1,200,000	Colombia Government International Bond	3.13%	04/15/31	943,511
2,000,000	Colombia Government International Bond	8.00%	04/20/33	2,063,903
				4,216,601
	Costa Rica — 0.0%
600,000	Costa Rica Government International Bond (h)	6.55%	04/03/34	615,375

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (d) (Continued)
	Dominican Republic — 0.1%
$3,235,000	Dominican Republic International Bond (e)	4.50%	01/30/30	$2,951,514
790,000	Dominican Republic International Bond (h)	4.88%	09/23/32	709,332
				3,660,846
	Guatemala — 0.1%
1,000,000	Guatemala Government Bond (h)	5.25%	08/10/29	956,250
2,800,000	Guatemala Government Bond (h)	3.70%	10/07/33	2,266,250
				3,222,500
	Hungary — 0.0%
2,630,000	Hungary Government International Bond (e)	2.13%	09/22/31	2,067,285
	Indonesia — 0.0%
500,000	Indonesia Government International Bond	4.85%	01/11/33	487,533
	Mexico — 0.1%
5,772,000	Mexico Government International Bond	2.66%	05/24/31	4,763,949
1,700,000	Mexico Government International Bond	4.75%	04/27/32	1,580,999
1,000,000	Mexico Government International Bond	6.35%	02/09/35	1,012,131
				7,357,079
	Oman — 0.0%
800,000	Oman Government International Bond (h)	6.75%	10/28/27	826,194
1,100,000	Oman Government International Bond (h)	5.63%	01/17/28	1,097,135
				1,923,329
	Panama — 0.1%
3,510,000	Panama Government International Bond	3.16%	01/23/30	2,935,218
300,000	Panama Government International Bond	2.25%	09/29/32	214,335
200,000	Panama Government International Bond	6.40%	02/14/35	188,654
394,000	Panama Government International Bond	8.00%	03/01/38	412,969
				3,751,176
	Paraguay — 0.1%
2,485,000	Paraguay Government International Bond (h)	4.95%	04/28/31	2,361,991
2,800,000	Paraguay Government International Bond (h)	3.85%	06/28/33	2,422,116
				4,784,107
	Philippines — 0.0%
2,500,000	Philippine Government International Bond	2.46%	05/05/30	2,153,125
	Romania — 0.1%
250,000	Romanian Government International Bond (e)	6.63%	02/17/28	255,810
3,000,000	Romanian Government International Bond (h)	3.00%	02/14/31	2,491,350
				2,747,160
	South Africa — 0.1%
730,000	Republic of South Africa Government International Bond	4.85%	09/30/29	655,372
1,759,000	Republic of South Africa Government International Bond	5.88%	06/22/30	1,639,168
1,550,000	Republic of South Africa Government International Bond	5.88%	04/20/32	1,397,945
				3,692,485
	United Arab Emirates — 0.0%
1,302,000	Finance Department Government of Sharjah (e)	6.50%	11/23/32	1,346,006
	Total Foreign Sovereign Bonds and Notes			46,716,627
	(Cost $50,184,985)

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
$25,000,000	Federal Home Loan Bank Discount Notes	(i)	08/28/24	$24,676,757
10,000,000	Federal Home Loan Bank Discount Notes	(i)	10/30/24	9,782,344
	Total U.S. Government Agency Securities			34,459,101
	(Cost $34,490,287)
MUNICIPAL BONDS — 0.4%
	California — 0.1%
4,545,000	Regents of the Univ of CA Med Ctr Pooled Rev, Ser N	3.26%	05/15/60	2,992,606
	Massachusetts — 0.0%
1,845,000	Massachusetts Sch Bldg Auth Rev, Ser B	2.97%	10/15/32	1,587,058
	New Jersey — 0.0%
2,000,000	NJ St Turnpike Auth Rev, Ser B	1.86%	01/01/31	1,660,470
500,000	NJ St Turnpike Auth Rev, Ser F	3.73%	01/01/36	437,612
				2,098,082
	New York — 0.3%
2,285,000	City of New York NY, Ser F	3.62%	04/01/31	2,101,132
970,000	New York City NY Transitional Fin Auth Rev, Ser A3	3.96%	08/01/32	900,141
6,940,000	New York City NY Transitional Fin Auth Rev, Ser B-3	1.85%	08/01/32	5,470,700
400,000	New York City NY Transitional Fin Auth Rev Qualified Sch Constr, Ser BD G-3	5.27%	05/01/27	400,722
5,140,000	NY St Urban Dev Corp., Rev, Ser B	2.97%	03/15/34	4,295,501
				13,168,196
	Total Municipal Bonds			19,845,942
	(Cost $24,993,373)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Wireless Telecommunication Services — 0.0%
59,835	Intelsat Jackson Emergence S.A. (a) (k) (p) (q)	0
	(Cost $2,002,850)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.5%
35,535,000	U.S. Treasury Bill	(i)	07/18/24	35,301,676
38,680,000	U.S. Treasury Bill	(i)	08/01/24	38,347,190
	Total U.S. Treasury Bills			73,648,866
	(Cost $73,628,784)

Shares	Description	Value
MONEY MARKET FUNDS — 1.4%
69,710,916	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (r)	69,710,916
	(Cost $69,710,916)

	Total Investments — 119.6%	5,888,716,336
	(Cost $6,120,575,326)
	Net Other Assets and Liabilities — (19.6)%	(966,714,614)
	Net Assets — 100.0%	$4,922,001,722

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Forward Foreign Currency Contracts at May 31, 2024:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 5/31/2024	Sale Value as of 5/31/2024	Unrealized Appreciation (Depreciation)
07/12/2024	GSIL	EUR	2,288,000	USD	2,492,953	$2,487,412	$2,492,953	$(5,541)
07/12/2024	BOFA	USD	104,482	EUR	98,000	104,482	106,541	(2,059)
07/12/2024	BOFA	USD	256,940	EUR	237,000	256,940	257,656	(716)
07/12/2024	BOFA	USD	1,318,005	EUR	1,217,000	1,318,005	1,323,069	(5,064)
07/12/2024	Citi	USD	61,613,258	EUR	56,410,000	61,613,258	61,326,446	286,812
07/12/2024	Citi	USD	2,036,309	EUR	1,886,000	2,036,309	2,050,376	(14,067)
07/12/2024	Citi	USD	1,297,238	EUR	1,196,000	1,297,238	1,300,238	(3,000)
07/12/2024	Citi	USD	2,733,403	EUR	2,509,000	2,733,403	2,727,673	5,730
07/12/2024	Citi	USD	1,065,437	EUR	982,000	1,065,437	1,067,587	(2,150)
07/12/2024	Citi	USD	4,557,248	GBP	3,587,000	4,557,248	4,571,745	(14,497)
Net Unrealized Appreciation (Depreciation)								$245,448
Futures Contracts at May 31, 2024:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Euro-Schatz Futures	Long	16	Sep-2024	$1,827,044	$68
U.S. 2-Year Treasury Notes	Long	5,713	Sep-2024	1,163,755,959	(507,195)
U.S. 5-Year Treasury Notes	Long	695	Sep-2024	73,528,828	(143,550)
Euro-Bobl Futures	Short	155	Sep-2024	(19,406,534)	(27,097)
Euro-Bund Future	Short	195	Sep-2024	(27,501,682)	6,111
Euro-Buxl 30 Year Bonds Futures	Short	47	Sep-2024	(6,528,656)	(30,374)
Long Gilt Futures	Short	5	Sep-2024	(613,675)	3,475
U.S. 10-Year Treasury Notes	Short	256	Sep-2024	(27,852,000)	137,560
Ultra 10-Year U.S. Treasury Notes	Short	402	Sep-2024	(45,036,563)	99,736
				$1,112,172,721	$(461,266)
Interest Rate Swap Agreements at May 31, 2024:

Counterparty	Floating Rate	Expiration Date	Notional Value	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value
Citadel Securities LLC	SOFR(1)	12/20/2053	$27,661,000	3.520%(1)	$1,818,874

(1)	The Fund pays the fixed rate and receives the floating rate. At May 31, 2024, the floating rate accrued is 5.34%.

(a)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
May 31, 2024, securities noted as such are valued at $11,098,800 or 0.2% of net assets.

(b)	Floating or variable rate security.
(c)	All or a portion of this security is part of a mortgage dollar roll agreement.
(d)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2024, securities noted as such amounted to $966,744,933 or 19.6%
of net assets.

(f)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at May 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(g)	When-issued security. The interest rate shown reflects the rate in effect at May 31, 2024. Interest will begin accruing on the security’s first settlement date.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(i)	Zero coupon security.
(j)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(k)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(l)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(m)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(n)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, such as the synthetic LIBOR, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR or synthetic LIBOR floor that establishes a minimum SOFR or synthetic LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR or synthetic LIBOR period, spread and floor, but different SOFR or synthetic LIBOR reset dates.

(o)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(p)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(q)	Non-income producing security.
(r)	Rate shown reflects yield as of May 31, 2024.

Abbreviations throughout the Portfolio of Investments:
BOFA	– Bank of America N.A.
Citi	– Citibank N.A.
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
EUR	– Euro
GBP	– British Pound Sterling
GSIL	– Goldman Sachs International, London
LIBOR	– London Interbank Offered Rate
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security
USD	– United States Dollar

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$1,957,533,827	$—	$1,957,533,827	$—
U.S. Government Agency Mortgage-Backed Securities	1,781,694,567	—	1,781,694,567	—
Corporate Bonds and Notes*	703,663,083	—	703,663,083	—
Asset-Backed Securities	541,213,208	—	531,099,149	10,114,059
Mortgage-Backed Securities	425,878,439	—	425,878,439	—
Foreign Corporate Bonds and Notes*	164,304,757	—	164,304,757	—
Senior Floating-Rate Loan Interests*	70,047,003	—	70,047,003	—
Foreign Sovereign Bonds and Notes**	46,716,627	—	46,716,627	—
U.S. Government Agency Securities	34,459,101	—	34,459,101	—
Municipal Bonds***	19,845,942	—	19,845,942	—
Common Stocks*	— ****	—	—	— ****
U.S. Treasury Bills	73,648,866	—	73,648,866	—
Money Market Funds	69,710,916	69,710,916	—	—
Total Investments	5,888,716,336	69,710,916	5,808,891,361	10,114,059
Forward Foreign Currency Contracts	292,542	—	292,542	—
Futures Contracts	246,950	246,950	—	—
Interest Rate Swap Agreements	1,818,874	—	1,818,874	—
Total	$5,891,074,702	$69,957,866	$5,811,002,777	$10,114,059

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(47,094)	$—	$(47,094)	$—
Futures Contracts	(708,216)	(708,216)	—	—
Total	$(755,310)	$(708,216)	$(47,094)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.
****	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments
May 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 21.2%
	Collateralized Mortgage Obligations — 0.0%
	Federal National Mortgage Association
$581,734	Series 2011-116, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	0.56%	11/25/41	$40,135
106,085	Series 2012-128, Class UA	2.50%	06/25/42	86,309
571,556	Series 2013-18, Class MI, IO	3.00%	02/25/33	26,148
	Government National Mortgage Association
721,545	Series 2003-110, Class S, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.60% (a)	1.17%	10/20/33	1,147
813,830	Series 2018-63, Class IO, IO	4.00%	09/20/47	125,388
				279,127
	Commercial Mortgage-Backed Securities — 0.3%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
10,009,445	Series 2021-P009, Class X, IO (b)	1.35%	01/25/31	367,005
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
4,095,000	Series 2019-P002, Class X, IO (c)	1.01%	07/25/33	279,384
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
163,968	Series K037, Class X3, IO (b) (d)	4.94%	01/25/42	2
14,519,831	Series K039, Class X1, IO (b)	0.57%	07/25/24	4,121
2,145,000	Series K039, Class X3, IO (b)	2.06%	08/25/42	21,213
109,953,622	Series K043, Class X1, IO (b)	0.50%	12/25/24	190,352
10,752,175	Series K044, Class X1, IO (b)	0.74%	01/25/25	31,417
20,449,223	Series K048, Class X3, IO (b)	1.49%	08/25/43	266,312
15,158,258	Series K051, Class X1, IO (b)	0.49%	09/25/25	74,235
46,915,000	Series K053, Class X3, IO (b)	1.64%	03/25/44	1,175,535
6,897,149	Series K056, Class X3, IO (b)	2.12%	06/25/44	274,594
38,206,238	Series K059, Class X3, IO (b)	1.92%	11/25/44	1,603,722
1,900,000	Series K060, Class X3, IO (b)	1.90%	12/25/44	78,668
2,230,000	Series K728, Class X3, IO (b)	2.00%	11/25/45	11,303
1,330,992	Series KC04, Class X1, IO (b)	1.25%	12/25/26	18,987
6,548,219	Series KC05, Class X1, IO (b)	1.22%	06/25/27	158,026
4,187,167	Series KLU1, Class X3, IO (b)	4.11%	01/25/31	385,555
3,520,390	Series KS06, Class X, IO (b)	1.05%	08/25/26	45,846
4,683,742	Series KS07, Class X, IO (b)	0.61%	09/25/25	35,024
64,525,638	Series Q017, Class X, IO (c)	1.23%	04/25/30	800,584
	Federal National Mortgage Association
21,170	Series 2016-M2, Class X3, IO (b) (d)	2.04%	04/25/36	0
1,125,431	Series 2016-M4, Class X2, IO (b)	2.68%	01/25/39	5,851
88,656	Series 2016-M11, Class X2, IO (b)	3.05%	07/25/39	19
6,100,000	Series 2019-M29, Class X4, IO	0.70%	03/25/29	146,136
	FREMF
195,423,516	Series 20K-1517, Class X2A, IO (e)	0.10%	07/25/35	1,304,237
	Government National Mortgage Association
96,934	Series 2011-119, Class D	3.51%	04/16/45	94,576
271,919	Series 2013-125, Class IO, IO (c)	0.24%	10/16/54	4,086
536,181	Series 2014-52, Class D (c)	3.62%	05/16/46	522,654
686,143	Series 2014-125, Class IO, IO (c)	0.90%	11/16/54	19,259
				7,918,703

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities — 20.9%
	Federal Home Loan Mortgage Corporation
$21,065,510	Pool RA4528	2.50%	02/01/51	$17,031,440
4,455,940	Pool SD3890	3.00%	08/01/52	3,753,268
1,177,324	Pool SD8193	2.00%	02/01/52	909,963
11,821,376	Pool SD8199	2.00%	03/01/52	9,140,515
6,164,771	Pool SD8204	2.00%	04/01/52	4,769,656
21,936,128	Pool SD8211	2.00%	05/01/52	16,959,634
6,978,563	Pool SD8225	3.00%	07/01/52	5,878,513
16,923,155	Pool SD8244	4.00%	09/01/52	15,367,702
4,388,052	Pool SD8245	4.50%	09/01/52	4,111,250
13,376,504	Pool SD8256	4.00%	10/01/52	12,147,022
13,488,294	Pool SD8265	4.00%	11/01/52	12,253,082
5,857,932	Pool SD8272	3.00%	12/01/52	4,930,819
4,573,953	Pool SD8328	4.50%	06/01/53	4,285,257
	Federal National Mortgage Association
440,610	Pool AM2974	4.10%	04/01/43	404,250
13,254,837	Pool BV3023	2.00%	02/01/52	10,265,619
3,234,306	Pool BV8515	3.00%	05/01/52	2,724,961
18,641,424	Pool CA8513	2.50%	01/01/51	15,098,291
4,127,640	Pool CB2773	2.00%	02/01/52	3,191,062
5,211,230	Pool CB4818	4.00%	10/01/52	4,732,323
16,629,338	Pool FS3275	3.00%	04/01/52	14,013,073
4,703,981	Pool FS6925	2.50%	12/01/51	3,807,537
12,266,974	Pool FS7252	5.00%	11/01/53	11,812,078
4,523,295	Pool FS7577	2.50%	01/01/54	3,661,317
4,981,981	Pool MA4562	2.00%	03/01/52	3,858,450
3,809,927	Pool MA4597	2.00%	05/01/52	2,945,445
2,943,320	Pool MA4599	3.00%	05/01/52	2,480,018
4,954,039	Pool MA4732	4.00%	09/01/52	4,503,459
3,563,441	Pool MA4733	4.50%	09/01/52	3,338,655
18,714,192	Pool MA4840	4.50%	12/01/52	17,533,753
9,557,251	Pool MA4917	4.50%	02/01/53	8,954,360
18,129,850	Pool MA4958	4.50%	03/01/53	16,986,155
33,225,000	Pool TBA (f)	2.00%	06/15/54	25,637,316
28,400,000	Pool TBA (f)	2.50%	06/15/54	22,935,362
27,525,000	Pool TBA (f)	3.00%	06/15/54	23,148,688
22,475,000	Pool TBA (f)	5.50%	06/15/54	22,113,941
36,525,000	Pool TBA (f)	4.00%	07/15/54	33,163,255
23,850,000	Pool TBA (f)	4.50%	07/15/54	22,336,412
28,175,000	Pool TBA (f)	5.00%	07/15/54	27,114,629
	Government National Mortgage Association
6,651,186	Pool MA8151	4.50%	07/20/52	6,298,400
6,554,732	Pool MA8427	4.50%	11/20/52	6,204,030
25,100,000	Pool TBA (f)	4.50%	06/15/54	23,734,603
30,475,000	Pool TBA (f)	5.00%	06/15/54	29,581,427
11,275,000	Pool TBA (f)	5.50%	06/15/54	11,185,724
5,650,000	Pool TBA (f)	5.50%	07/15/54	5,599,525
				500,902,239
	Total U.S. Government Agency Mortgage-Backed Securities			509,100,069
	(Cost $517,103,994)

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 20.5%
	Collateralized Mortgage Obligations — 10.5%
	Adjustable Rate Mortgage Trust
$71,992	Series 2005-8, Class 3A21 (b)	4.53%	11/25/35	$50,060
	Ajax Mortgage Loan Trust
5,107,130	Series 2021-C, Class A, steps up to 5.12% on 09/25/24 (e) (g)	2.12%	01/25/61	4,975,903
4,670,212	Series 2021-D, Class A, steps up to 5.00% on 02/25/25 (e) (g)	2.00%	03/25/60	4,517,233
	Alternative Loan Trust
214,606	Series 2005-16, Class A3, 1 Mo. CME Term SOFR + CSA + 0.50% (h)	5.94%	06/25/35	184,472
658,495	Series 2005-65CB, Class 2A4	5.50%	12/25/35	451,708
56,677	Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (h)	6.59%	01/25/36	51,129
258,192	Series 2006-33CB, Class 2A1	6.00%	11/25/36	136,637
835,278	Series 2007-15CB, Class A6	5.75%	07/25/37	475,896
377,700	Series 2007-OA6, Class A1B, 1 Mo. CME Term SOFR + CSA + 0.40% (h)	5.84%	06/25/37	324,264
	American Home Mortgage Assets Trust
1,061,260	Series 2006-1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.21% (h)	5.65%	05/25/46	884,384
12,404,867	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (h)	5.81%	02/25/47	4,540,516
2,908,739	Series 2007-2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.13% (h)	5.56%	03/25/47	2,517,934
	American Home Mortgage Investment Trust
457,075	Series 2005-4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.58% (h)	6.02%	11/25/45	389,077
	APS Resecuritization Trust
14,690,239	Series 2016-3, Class 3MZ (b) (e)	2.49%	09/27/46	7,352,635
	Banc of America Funding Trust
599,325	Series 2007-1, Class TA3A, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	5.76%	01/25/37	532,651
1,785,681	Series 2007-2, Class TA4, 1 Mo. CME Term SOFR + CSA + 0.80% (h)	6.24%	03/25/37	1,626,564
	BCAP LLC Trust
269,227	Series 2007-AA3, Class 1A1A, 1 Mo. CME Term SOFR + CSA + 0.42% (h)	5.86%	04/25/37	245,295
4,482,589	Series 2012-RR8, Class 4A6 (b) (e)	2.64%	11/20/36	3,754,129
	Bear Stearns ALT-A Trust
250,676	Series 2004-8, Class M1, 1 Mo. CME Term SOFR + CSA + 0.92% (h)	6.35%	09/25/34	248,629
1,193,238	Series 2006-1, Class 21A2 (b)	4.48%	02/25/36	805,409
	Bear Stearns Mortgage Funding Trust
3,890,087	Series 2006-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.42% (h)	5.86%	07/25/36	3,406,201
399,691	Series 2006-AR3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.36% (h)	5.80%	10/25/36	329,592
5,326,243	Series 2007-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.16% (h)	5.60%	01/25/37	4,469,958
144,034	Series 2007-AR3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.14% (h)	5.58%	03/25/37	127,458
3,400,539	Series 2007-AR5, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.23% (h)	5.67%	06/25/37	2,905,875

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	CIM Trust
$7,038,763	Series 2020-R6, Class A1 (e)	2.25%	12/25/60	$6,030,049
468,510	Series 2020-R7, Class A1A (c) (e)	2.25%	12/27/61	404,981
4,788,504	Series 2021-INV1, Class A2 (e)	2.50%	07/01/51	3,768,672
862,137	Series 2021-R3, Class A1A (e)	1.95%	06/25/57	767,960
1,249,811	Series 2021-R5, Class A1A (e)	2.00%	08/25/61	1,032,958
6,073,962	Series 2023-R1, Class A1A (e)	5.40%	04/25/62	5,772,381
5,301,043	Series 2023-R3, Class A1A (e)	4.50%	01/25/63	4,991,501
	Citigroup Mortgage Loan Trust
402,736	Series 2005-8, Class 2A4A	5.50%	09/25/35	356,162
1,035,913	Series 2009-10, Class 2A2 (e)	7.00%	12/25/35	718,524
	COLT Mortgage Loan Trust
2,318,978	Series 2021-2, Class A1 (e)	0.92%	08/25/66	1,864,330
	Connecticut Avenue Securities Trust
2,500,000	Series 2021-R03, Class 1B1, 30 Day Average SOFR + 2.75% (e) (h)	8.07%	12/25/41	2,554,876
	Credit Suisse Mortgage Trust
29,167	Series 2014-2R, Class 28A1 (b) (e)	3.00%	06/27/37	27,278
887,285	Series 2014-8R, Class 3A2 (b) (e)	5.09%	02/27/36	662,011
1,410,981	Series 2014-11R, Class 17A2, 1 Mo. CME Term SOFR + CSA + 0.15% (e) (h)	5.73%	12/27/36	1,165,520
6,455,399	Series 2020-RPL3, Class A1 (b) (e)	4.08%	03/25/60	6,431,960
6,720,085	Series 2020-RPL6, Class A1 (e)	3.42%	03/25/59	6,677,185
4,372,135	Series 2021-RP11, Class A1 (e)	2.25%	10/25/61	3,404,935
4,823,710	Series 2021-RPL4, Class A1 (e)	4.04%	12/27/60	4,694,691
3,171,426	Series 2022-RPL1, Class A1 (e)	4.15%	04/25/61	2,900,891
2,822,662	Series 2022-RPL1, Class PT (e)	4.65%	04/25/61	2,414,863
	Deutsche Alt-A Securities Mortgage Loan Trust
5,397,948	Series 2006-AF1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.60% (h)	6.04%	04/25/36	4,752,916
2,270,159	Series 2007-AR3, Class 2A5, 1 Mo. CME Term SOFR + CSA + 0.40% (h)	5.84%	06/25/37	1,875,086
	DSLA Mortgage Loan Trust
40,979	Series 2004-AR4, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.72% (h)	6.15%	01/19/45	30,757
4,706,645	Series 2005-AR3, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.52% (h)	5.95%	07/19/45	3,831,631
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
1,750,000	Series 2021-DNA6, Class M2, 30 Day Average SOFR + 1.50% (e) (h)	6.82%	10/25/41	1,760,163
2,886,926	Series 2021-HQA2, Class M2, 30 Day Average SOFR + 2.05% (e) (h)	7.37%	12/25/33	2,953,242
4,770,000	Series 2022-DNA1, Class M2, 30 Day Average SOFR + 2.50% (e) (h)	7.82%	01/25/42	4,866,716
4,000,000	Series 2022-DNA3, Class M1B, 30 Day Average SOFR + 2.90% (e) (h)	8.22%	04/25/42	4,164,006
	First Horizon Alternative Mortgage Securities Trust
19,659	Series 2004-AA4, Class A1 (b)	6.02%	10/25/34	19,095
1,328,554	Series 2005-AA4, Class 2A1 (b)	5.60%	06/25/35	1,195,994
2,230,544	Series 2007-FA1, Class A4	6.25%	03/25/37	874,421

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	GreenPoint Mortgage Funding Trust
$32,986	Series 2006-AR1, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.58% (h)	6.02%	02/25/36	$28,225
3,565,167	Series 2006-AR6, Class A3A, 1 Mo. CME Term SOFR + CSA + 0.44% (h)	5.88%	10/25/46	3,220,885
4,903,699	Series 2007-AR1, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.40% (h)	5.84%	03/25/47	4,273,319
463,515	Series 2007-AR2, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.40% (h)	5.84%	05/25/37	432,345
	HarborView Mortgage Loan Trust
135,233	Series 2005-9, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.68% (h)	6.11%	06/20/35	122,887
372,640	Series 2005-9, Class 2A1C, 1 Mo. CME Term SOFR + CSA + 0.90% (h)	6.33%	06/20/35	334,843
5,151,153	Series 2007-5, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.38% (h)	5.81%	09/19/37	4,195,062
600,842	Series 2007-7, Class 1A1, 1 Mo. CME Term SOFR + CSA + 2.00% (h)	7.44%	10/25/37	451,460
	Headlands Residential LLC
3,469,398	Series 2021-RPL1, Class NOTE (e)	2.49%	09/25/26	3,380,373
	HomeBanc Mortgage Trust
4,057,000	Series 2005-3, Class M4, 1 Mo. CME Term SOFR + CSA + 1.01% (h)	6.44%	07/25/35	3,912,450
	Impac CMB Trust
34,154	Series 2005-1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.52% (h)	5.96%	04/25/35	31,791
3,908,387	Series 2005-3, Class A1, 1 Mo. CME Term SOFR + CSA + 0.48% (h)	5.92%	08/25/35	3,492,868
3,203,620	Series 2005-5, Class A1, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	6.08%	08/25/35	2,901,332
2,552,089	Series 2005-8, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.52% (h)	5.96%	02/25/36	2,302,790
	Impac Secured Assets Trust
4,348,775	Series 2007-1, Class A3, 1 Mo. CME Term SOFR + CSA + 0.48% (h)	5.92%	03/25/37	3,586,729
	IndyMac INDX Mortgage Loan Trust
3,084,171	Series 2006-AR2, Class 1A1B, 1 Mo. CME Term SOFR + CSA + 0.42% (h)	5.86%	04/25/46	2,576,802
401,294	Series 2006-AR4, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.42% (h)	5.86%	05/25/46	348,077
126,967	Series 2007-FLX2, Class A1C, 1 Mo. CME Term SOFR + CSA + 0.19% (h)	5.82%	04/25/37	105,297
	JP Morgan Alternative Loan Trust
660,133	Series 2006-S1, Class 3A4	6.18%	03/25/36	545,366
43,095	Series 2007-S1, Class A2, 1 Mo. CME Term SOFR + CSA + 0.68% (h)	6.12%	04/25/47	40,756
	JP Morgan Mortgage Trust
4,654,499	Series 2021-5, Class A4 (e)	2.50%	08/25/51	4,034,490
	JP Morgan Resecuritization Trust
5,288,453	Series 2014-6, Class 3A2, 1 Mo. CME Term SOFR + CSA + 0.21% (e) (h)	3.78%	07/27/46	4,699,586

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Legacy Mortgage Asset Trust
$3,213,410	Series 2020-GS2, Class A1, steps up to 6.75% on 03/25/24 (e) (g)	6.75%	03/25/60	$3,234,499
	Lehman Mortgage Trust
713,280	Series 2006-1, Class 1A5	5.50%	02/25/36	341,436
	Lehman XS Trust
49,505	Series 2005-5N, Class 3A1A, 1 Mo. CME Term SOFR + CSA + 0.30% (h)	5.74%	11/25/35	48,640
618,645	Series 2006-2N, Class 2A1, 12 Mo. Treasury Average + CSA + 1.91% (h)	7.13%	02/25/36	518,496
6,098,531	Series 2006-4N, Class A1D1, 1 Mo. CME Term SOFR + CSA + 0.66% (h)	6.10%	04/25/46	5,422,177
465,736	Series 2007-12N, Class 1A3A, 1 Mo. CME Term SOFR + CSA + 0.40% (h)	5.84%	07/25/47	443,989
5,363,284	Series 2007-16N, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.94% (h)	6.38%	09/25/47	4,857,497
	MASTR Adjustable Rate Mortgages Trust
5,142,716	Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average + 0.80% (h)	5.91%	12/25/46	3,517,890
5,981,257	Series 2007-1, Class I1A, 1 Mo. CME Term SOFR + CSA + 0.39% (h)	5.83%	01/25/47	2,131,030
89,036	Series 2007-1, Class I2A3, 12 Mo. Treasury Average + 0.74% (h)	5.85%	01/25/47	88,513
4,700,000	Series 2007-HF2, Class A2, 1 Mo. CME Term SOFR + CSA + 1.10% (h)	6.54%	09/25/37	2,073,129
	Merrill Lynch Mortgage Investors Trust
50,754	Series 2003-D, Class A, 1 Mo. CME Term SOFR + CSA + 0.62% (h)	6.06%	08/25/28	48,231
	New Residential Mortgage Loan Trust
8,100,000	Series 2019-RPL3, Class M1 (e)	3.25%	07/25/59	6,963,164
	Nomura Resecuritization Trust
1,551,619	Series 2014-1R, Class 1A13, 1 Mo. CME Term SOFR + CSA + 0.16% (e) (h)	1.56%	10/26/36	1,239,135
	OBX Trust
2,045,928	Series 2024-HYB1, Class A1 (b) (e)	3.56%	03/25/53	1,984,245
	Opteum Mortgage Acceptance Corp Trust
4,635,702	Series 2006-1, Class 1AC1, 1 Mo. CME Term SOFR + CSA + 0.60% (h)	6.04%	04/25/36	4,216,143
	PHH Alternative Mortgage Trust
808,794	Series 2007-2, Class 1A4, 1 Mo. CME Term SOFR + CSA + 0.60% (h)	6.04%	05/25/37	699,524
	RALI Trust
1,275,107	Series 2005-QO1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (h)	5.74%	08/25/35	929,634
1,875,283	Series 2006-QO10, Class A1, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	5.60%	01/25/37	1,585,079
398,767	Series 2006-QS6, Class 1A15	6.00%	06/25/36	297,930
7,237,525	Series 2007-QA3, Class A1, 1 Mo. CME Term SOFR + CSA + 0.20% (h)	5.64%	05/25/37	6,410,899
2,533,134	Series 2007-QA3, Class A2, 1 Mo. CME Term SOFR + CSA + 0.34% (h)	5.78%	05/25/37	2,211,679
841,128	Series 2007-QH4, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (h)	5.82%	05/25/37	736,037

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	RALI Trust (Continued)
$3,712,935	Series 2007-QH9, Class A1 (b)	6.42%	11/25/37	$2,966,791
1,934,473	Series 2007-QS9, Class A33	6.50%	07/25/37	1,505,880
	Structured Adjustable Rate Mortgage Loan Trust
9,206	Series 2005-12, Class 3A1 (b)	5.78%	06/25/35	7,818
470,147	Series 2007-4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.48% (h)	5.92%	05/25/37	395,262
459,174	Series 2007-4, Class 1A2, 1 Mo. CME Term SOFR + CSA + 0.44% (h)	5.88%	05/25/37	389,920
	Structured Asset Mortgage Investments II Trust
80,985	Series 2003-AR3, Class A1, 1 Mo. CME Term SOFR + CSA + 0.68% (h)	6.11%	11/19/33	77,325
191,224	Series 2005-AR2, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.46% (h)	5.90%	05/25/45	165,214
246,242	Series 2006-AR1, Class 3A1, 1 Mo. CME Term SOFR + CSA + 0.46% (h)	5.90%	02/25/36	188,308
299,810	Series 2006-AR3, Class 12A1, 1 Mo. CME Term SOFR + CSA + 0.44% (h)	5.88%	05/25/36	231,149
366,543	Series 2006-AR4, Class 3A1, 1 Mo. CME Term SOFR + CSA + 0.38% (h)	5.82%	06/25/36	306,409
36,379	Series 2006-AR5, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.42% (h)	5.86%	05/25/36	23,287
1,467,272	Series 2006-AR6, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.38% (h)	5.82%	07/25/46	998,957
507,344	Series 2006-AR8, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.40% (h)	5.84%	10/25/36	429,079
7,346,692	Series 2006-AR8, Class A2, 1 Mo. CME Term SOFR + CSA + 0.42% (h)	5.86%	10/25/36	5,775,722
319,978	Series 2007-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	5.76%	01/25/37	264,010
134,742	Series 2007-AR1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.36% (h)	5.80%	01/25/37	112,222
522,985	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (h)	6.61%	08/25/47	412,592
	WaMu Mortgage Pass-Through Certificates Trust
4,419,334	Series 2005-AR15, Class A1A2, 1 Mo. CME Term SOFR + CSA + 0.56% (h)	6.00%	11/25/45	3,934,590
2,056,674	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (h)	6.11%	02/25/46	1,773,961
39,716	Series 2006-AR11, Class 1A, 12 Mo. Treasury Average + 0.96% (h)	6.07%	09/25/46	30,620
2,428,412	Series 2007-OA4, Class 1A, 12 Mo. Treasury Average + 0.77% (h)	5.88%	05/25/47	1,919,247
697,545	Series 2007-OA5, Class 1A, 12 Mo. Treasury Average + 0.75% (h)	5.86%	06/25/47	553,021
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
1,961,072	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (h)	6.07%	08/25/46	989,479
578,577	Series 2007-OC1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.64% (h)	6.08%	01/25/47	524,802

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Wells Fargo Mortgage Backed Securities Trust
$5,346,093	Series 2007-7, Class A1	6.00%	06/25/37	$4,647,851
173,997	Series 2007-AR5, Class A1 (b)	6.12%	10/25/37	144,973
				252,054,582
	Commercial Mortgage-Backed Securities — 10.0%
	1211 Avenue of the Americas Trust
2,970,000	Series 2015-1211, Class A1A2 (e)	3.90%	08/10/35	2,861,294
2,385,000	Series 2015-1211, Class C (b) (e)	4.14%	08/10/35	2,256,933
	245 Park Avenue Trust
4,441,000	Series 2017-245P, Class A (e)	3.51%	06/05/37	4,072,518
	280 Park Avenue Mortgage Trust
2,500,000	Series 2017-280P, Class B, 1 Mo. CME Term SOFR + CSA + 1.33% (e) (h)	6.70%	09/15/34	2,402,656
	BAMLL Commercial Mortgage Securities Trust
4,050,000	Series 2015-200P, Class D (b) (e)	3.60%	04/14/33	3,863,448
4,000,000	Series 2015-200P, Class F (b) (e)	3.60%	04/14/33	3,770,066
3,150,000	Series 2018-PARK, Class A (b) (e)	4.09%	08/10/38	2,898,732
2,975,000	Series 2020-BHP3, Class A, 1 Mo. CME Term SOFR + CSA + 1.90% (e) (h)	7.33%	03/15/37	2,976,127
	Banc of America Commercial Mortgage Trust
12,043,771	Series 2015-UBS7, Class XA, IO (b)	0.74%	09/15/48	78,565
	BANK
34,034,247	Series 2020-BN27, Class XA, IO (b)	1.16%	04/15/63	1,795,225
	Bayview Commercial Asset Trust
522,034	Series 2005-4A, Class A1, 1 Mo. CME Term SOFR + CSA + 0.45% (e) (h)	5.89%	01/25/36	492,491
	BBCMS Mortgage Trust
2,445,000	Series 2020-BID, Class A, 1 Mo. CME Term SOFR + CSA + 2.14% (e) (h)	7.57%	10/15/37	2,434,794
3,000,000	Series 2020-BID, Class C, 1 Mo. CME Term SOFR + CSA + 3.64% (e) (h)	9.07%	10/15/37	2,974,069
	BDS Ltd.
1,341,141	Series 2021-FL8, Class A, 1 Mo. CME Term SOFR + CSA + 0.92% (e) (h)	6.35%	01/18/36	1,336,405
	Benchmark Mortgage Trust
2,000,000	Series 2020-B18, Class AGNE (e)	3.76%	07/15/53	1,856,932
1,810,000	Series 2020-IG2, Class UBRD (b) (e)	3.51%	09/15/48	1,640,991
70,556,893	Series 2020-IG3, Class XA, IO (b) (e)	0.73%	09/15/48	1,049,254
	BFLD Trust
2,304,000	Series 2019-DPLO, Class A, 1 Mo. CME Term SOFR + CSA + 1.09% (e) (h)	6.52%	10/15/34	2,303,550
	BLOX Trust
1,570,000	Series 2021-BLOX, Class D, 1 Mo. CME Term SOFR + CSA + 1.75% (e) (h)	7.18%	09/15/26	1,435,446
	BX Commercial Mortgage Trust
3,420,000	Series 2020-VIV3, Class B (b) (e)	3.54%	03/09/44	3,005,689
4,050,000	Series 2020-VIV4, Class A (e)	2.84%	03/09/44	3,488,401
3,301,127	Series 2021-ACNT, Class C, 1 Mo. CME Term SOFR + CSA + 1.50% (e) (h)	6.93%	11/15/38	3,277,913
2,462,000	Series 2021-VOLT, Class E, 1 Mo. CME Term SOFR + CSA + 2.00% (e) (h)	7.43%	09/15/36	2,443,616

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BX Commercial Mortgage Trust (Continued)
$2,266,423	Series 2021-XL2, Class B, 1 Mo. CME Term SOFR + CSA + 1.00% (e) (h)	6.43%	10/15/38	$2,252,739
2,896,670	Series 2021-XL2, Class J, 1 Mo. CME Term SOFR + CSA + 3.89% (e) (h)	9.32%	10/15/38	2,857,678
2,845,000	Series 2022-AHP, Class AS, 1 Mo. CME Term SOFR + 1.49% (e) (h)	6.81%	01/17/39	2,791,903
	BX Trust
2,800,000	Series 2019-OC11, Class A (e)	3.20%	12/09/41	2,476,886
2,261,716	Series 2021-LBA, Class CV, 1 Mo. CME Term SOFR + CSA + 1.35% (e) (h)	6.78%	02/15/36	2,234,371
4,146,216	Series 2021-LBA, Class DV, 1 Mo. CME Term SOFR + CSA + 1.60% (e) (h)	7.03%	02/15/36	4,085,408
2,028,478	Series 2021-RISE, Class D, 1 Mo. CME Term SOFR + CSA + 1.75% (e) (h)	7.18%	11/15/36	2,013,229
2,250,000	Series 2021-VIEW, Class A, 1 Mo. CME Term SOFR + CSA + 1.28% (e) (h)	6.71%	06/15/36	2,186,937
1,500,000	Series 2022-VAMF, Class E, 1 Mo. CME Term SOFR + 2.70% (e) (h)	8.02%	01/15/39	1,473,340
2,185,000	Series 2024-BIO, Class B, 1 Mo. CME Term SOFR + 1.94% (e) (h)	7.26%	02/15/41	2,187,914
4,310,000	Series 2024-BIO, Class D, 1 Mo. CME Term SOFR + 3.64% (e) (h)	8.96%	02/15/41	4,324,576
4,264,000	Series 2024-PAT, Class A, 1 Mo. CME Term SOFR + 2.09% (e) (h)	7.41%	03/15/41	4,270,377
	BXHPP Trust
6,225,000	Series 2021-FILM, Class A, 1 Mo. CME Term SOFR + CSA + 0.65% (e) (h)	6.08%	08/15/36	5,985,995
	BXMT Ltd.
2,607,645	Series 2020-FL3, Class A, 1 Mo. CME Term SOFR + CSA + 1.40% (e) (h)	6.84%	11/15/37	2,544,228
	CAMB Commercial Mortgage Trust
2,300,000	Series 2019-LIFE, Class D, 1 Mo. CME Term SOFR + CSA + 1.75% (e) (h)	7.36%	12/15/37	2,300,281
3,050,000	Series 2019-LIFE, Class F, 1 Mo. CME Term SOFR + CSA + 2.55% (e) (h)	8.16%	12/15/37	3,036,234
	Citigroup Commercial Mortgage Trust
2,000,000	Series 2014-GC23, Class AS	3.86%	07/10/47	1,991,307
46,360,341	Series 2017-C4, Class XA, IO (b)	0.98%	10/12/50	1,213,120
	COMM Mortgage Trust
307,887	Series 2012-CR4, Class XA, IO (b)	1.14%	10/15/45	3
4,601,344	Series 2020-CBM, Class XCP, IO (b) (e)	0.60%	02/10/37	12,819
4,070,000	Series 2020-CX, Class B (e)	2.45%	11/10/46	3,244,591
21,254,000	Series 2020-SBX, Class X, IO (b) (e)	0.58%	01/10/38	169,903
	Credit Suisse Mortgage Trust
25,699,000	Series 2021-980M, Class X, IO (b) (e)	0.99%	07/15/31	507,098
	Csail Commercial Mortgage Trust
1,350,000	Series 2015-C2, Class C (b)	4.17%	06/15/57	1,200,429
	DC Office Trust
2,067,000	Series 2019-MTC, Class B (b) (e)	3.07%	09/15/45	1,630,404

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	DOLP Trust
$6,000,000	Series 2021-NYC, Class A (e)	2.96%	05/10/41	$4,994,966
	DROP Mortgage Trust
3,280,000	Series 2021-FILE, Class B, 1 Mo. CME Term SOFR + CSA + 1.70% (e) (h)	7.13%	10/15/43	2,993,634
	Eleven Madison Trust Mortgage Trust
5,000,000	Series 2015-11MD, Class A (b) (e)	3.55%	09/10/35	4,762,252
	Extended Stay America Trust
3,528,741	Series 2021-ESH, Class B, 1 Mo. CME Term SOFR + CSA + 1.38% (e) (h)	6.81%	07/15/38	3,527,027
3,123,369	Series 2021-ESH, Class C, 1 Mo. CME Term SOFR + CSA + 1.70% (e) (h)	7.13%	07/15/38	3,122,314
	FREMF Mortgage Trust
2,282,949	Series 2019-KF64, Class B, 30 Day Average SOFR + 2.41% (e) (h)	7.74%	06/25/26	2,213,397
	FS Commercial Mortgage Trust
5,243,000	Series 2023-4SZN, Class D (e)	9.08%	11/10/39	5,441,553
	GS Mortgage Securities Corp Trust
2,600,000	Series 2020-UPTN, Class XA, IO (b) (e)	0.35%	02/10/37	5,018
4,230,000	Series 2023-FUN, Class B, 1 Mo. CME Term SOFR + 2.79% (e) (h)	8.11%	03/15/28	4,260,124
	GS Mortgage Securities Trust
82,172,723	Series 2016-GS4, Class XA, IO (b)	0.56%	11/10/49	868,804
	HILT Commercial Mortgage Trust
2,711,000	Series 2024-ORL, Class B, 1 Mo. CME Term SOFR + 1.94% (e) (h)	7.24%	05/15/37	2,715,679
	J.P. Morgan Chase Commercial Mortgage Securities Trust
4,500,000	Series 2022-ACB, Class C, 30 Day Average SOFR + 2.20% (e) (h)	7.52%	03/15/39	4,407,178
	JP Morgan Chase Commercial Mortgage Securities Trust
30,041,030	Series 2016-JP3, Class XA, IO (b)	1.32%	08/15/49	682,292
1,757,303	Series 2022-NLP, Class G, 1 Mo. CME Term SOFR + 4.27% (e) (h)	9.59%	04/15/37	1,431,080
	Life Mortgage Trust
2,309,980	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + CSA + 2.95% (e) (h)	8.38%	03/15/38	2,225,755
	Med Trust
2,488,059	Series 2021-MDLN, Class D, 1 Mo. CME Term SOFR + CSA + 2.00% (e) (h)	7.43%	11/15/38	2,486,407
1,393,313	Series 2021-MDLN, Class G, 1 Mo. CME Term SOFR + CSA + 5.25% (e) (h)	10.68%	11/15/38	1,399,679
	MF1, Ltd.
3,354,932	Series 2020-FL4, Class A, 1 Mo. CME Term SOFR + CSA + 1.70% (e) (h)	7.13%	11/15/35	3,360,132
	MHC Commercial Mortgage Trust
4,605,433	Series 2021-MHC, Class B, 1 Mo. CME Term SOFR + CSA + 1.10% (e) (h)	6.53%	04/15/38	4,579,800
	MKT Mortgage Trust
4,530,000	Series 2020-525M, Class A (e)	2.69%	02/12/40	3,669,252

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Morgan Stanley Capital I Trust
$25,969,228	Series 2018-H4, Class XA, IO (b)	0.81%	12/15/51	$789,441
1,050,000	Series 2018-MP, Class A (b) (e)	4.28%	07/11/40	918,330
	NRTH Mortgage Trust
4,218,000	Series 2024-PARK, Class A, 1 Mo. CME Term SOFR + 1.64% (e) (h)	6.96%	03/15/41	4,228,951
	NYC Commercial Mortgage Trust
1,670,000	Series 2021-909, Class B (e)	3.14%	04/10/43	1,096,877
	One Bryant Park Trust
2,800,000	Series 2019-OBP, Class A (e)	2.52%	09/15/54	2,368,950
	One New York Plaza Trust
5,815,000	Series 2020-1NYP, Class AJ, 1 Mo. CME Term SOFR + CSA + 1.25% (e) (h)	6.68%	01/15/36	5,534,796
	PGA Trust
8,314,000	Series 2024-RSR2, Class A, 1 Mo. CME Term SOFR + 1.89% (e) (h) (i)	7.19%	06/15/26	8,323,839
	SDR Commercial Mortgage Trust
3,715,000	Series 2024-DSNY, Class B, 1 Mo. CME Term SOFR + 1.74% (e) (h)	7.04%	05/15/39	3,720,390
	SFAVE Commercial Mortgage Securities Trust
545,000	Series 2015-5AVE, Class C (b) (e)	4.39%	01/05/43	398,444
	SFO Commercial Mortgage Trust
2,500,000	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (e) (h)	6.58%	05/15/38	2,387,043
	Shelter Growth CRE Issuer Ltd.
2,580,541	Series 2021-FL3, Class A, 1 Mo. CME Term SOFR + CSA + 1.08% (e) (h)	6.51%	09/15/36	2,580,500
	SLG Office Trust
2,950,000	Series 2021-OVA, Class C (e)	2.85%	07/15/41	2,361,581
	SMRT
3,995,000	Series 2022-MINI, Class F, 1 Mo. CME Term SOFR + 3.35% (e) (h)	8.67%	01/15/39	3,867,311
	SREIT Trust
1,423,000	Series 2021-MFP2, Class C, 1 Mo. CME Term SOFR + CSA + 1.37% (e) (h)	6.80%	11/15/36	1,412,060
6,337,000	Series 2021-MFP2, Class D, 1 Mo. CME Term SOFR + CSA + 1.57% (e) (h)	7.00%	11/15/36	6,281,066
	STWD Mortgage Trust
1,550,000	Series 2021-LIH, Class AS, 1 Mo. CME Term SOFR + CSA + 1.26% (e) (h)	6.69%	11/15/36	1,537,949
	STWD Trust
5,520,000	Series 2021-FLWR, Class C, 1 Mo. CME Term SOFR + CSA + 1.03% (e) (h)	6.46%	07/15/36	5,459,597
2,157,000	Series 2021-FLWR, Class D, 1 Mo. CME Term SOFR + CSA + 1.38% (e) (h)	6.81%	07/15/36	2,132,281
	UBS Commercial Mortgage Trust
57,404,361	Series 2017-C4, Class XA, IO (b)	1.09%	10/15/50	1,633,791

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	VMC Finance LLC
$779,000	Series 2021-FL4, Class B, 1 Mo. CME Term SOFR + CSA + 1.80% (e) (h)	7.23%	06/16/36	$761,002
900,000	Series 2021-HT1, Class B, 1 Mo. CME Term SOFR + CSA + 4.50% (e) (h)	9.93%	01/18/37	865,227
	Wells Fargo Commercial Mortgage Trust
31,610,874	Series 2016-C35, Class XA, IO (b)	1.88%	07/15/48	905,367
3,975,000	Series 2019-JWDR, Class E (b) (e)	3.86%	09/15/31	3,721,415
4,200,000	Series 2024-SVEN, Class C (e) (i)	6.32%	06/10/37	4,187,980
				238,327,416
	Total Mortgage-Backed Securities			490,381,998
	(Cost $511,794,385)
ASSET-BACKED SECURITIES — 19.2%
	ABFC Trust
57,681	Series 2007-NC1, Class A2, 1 Mo. CME Term SOFR + CSA + 0.30% (e) (h)	5.74%	05/25/37	52,536
885,201	Series 2007-WMC1, Class A1A, 1 Mo. CME Term SOFR + CSA + 1.25% (h)	6.69%	06/25/37	599,140
	ACE Securities Corp. Home Equity Loan Trust
3,152,616	Series 2006-ASP6, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	5.76%	12/25/36	1,062,667
760,647	Series 2006-HE3, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.30% (h)	5.74%	06/25/36	542,674
1,991,645	Series 2007-HE1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (h)	5.74%	01/25/37	1,051,816
2,774,013	Series 2007-WM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.21% (h)	5.65%	02/25/37	1,154,086
	AFN LLC
3,445,302	Series 2019-1A, Class A1 (e)	3.78%	05/20/49	3,168,399
	AGL CLO Ltd.
3,600,000	Series 2021-12A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.16% (e) (h)	6.75%	07/20/34	3,609,697
	AIMCO CLO 10 Ltd.
5,000,000	Series 2019-10A, Class BRR, 3 Mo. CME Term SOFR + 1.75% (e) (h) (i)	0.00%	07/22/37	5,010,695
	Aimco CLO Ltd.
2,600,000	Series 2015-AA, Class BR2, 3 Mo. CME Term SOFR + CSA + 1.60% (e) (h)	7.18%	10/17/34	2,609,306
	Allegro CLO VI Ltd.
4,000,000	Series 2017-2A, Class B, 3 Mo. CME Term SOFR + CSA + 1.50% (e) (h)	7.08%	01/17/31	4,012,000
	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Certificates
232,796	Series 2002-AR1, Class M1, 1 Mo. CME Term SOFR + CSA + 1.07% (h)	3.27%	09/25/32	254,197
	AMMC CLO Ltd.
2,500,000	Series 2021-24A, Class B, 3 Mo. CME Term SOFR + CSA + 1.75% (e) (h)	7.34%	01/20/35	2,505,420
4,115,000	Series 2024-28A, Class A1A, 3 Mo. CME Term SOFR + 1.55% (e) (h) (i)	0.00%	07/20/37	4,120,975
	AMSR Trust
5,280,000	Series 2020-SFR4, Class G2 (e)	4.87%	11/17/37	5,080,146

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Apidos CLO XXXVII
$1,625,000	Series 2021-37A, Class B, 3 Mo. CME Term SOFR + CSA + 1.60% (e) (h)	7.19%	10/22/34	$1,629,031
	Ares LXII CLO Ltd.
2,000,000	Series 2021-62A, Class B, 3 Mo. CME Term SOFR + CSA + 1.65% (e) (h)	7.24%	01/25/34	2,003,020
	Argent Securities Trust
1,220,504	Series 2006-W2, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.38% (h)	5.82%	03/25/36	654,715
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
81,804	Series 2005-W3, Class M1, 1 Mo. CME Term SOFR + CSA + 0.66% (h)	6.10%	11/25/35	78,572
2,200,000	Series 2005-W3, Class M2, 1 Mo. CME Term SOFR + CSA + 0.69% (h)	6.13%	11/25/35	1,835,635
	Avis Budget Rental Car Funding AESOP LLC
5,030,000	Series 2024-1A, Class A (e)	5.36%	06/20/30	5,001,772
	BCMSC Trust
2,369,065	Series 2000-A, Class A5	8.32%	06/15/30	256,186
	BlueMountain CLO Ltd.
4,500,000	Series 2018-22A, Class A2, 3 Mo. CME Term SOFR + CSA + 1.40% (e) (h)	6.99%	07/15/31	4,505,625
2,500,000	Series 2021-31A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (e) (h)	7.29%	04/19/34	2,504,007
	BlueMountain Fuji U.S. CLO II Ltd.
4,500,000	Series 2017-2A, Class A2, 3 Mo. CME Term SOFR + CSA + 1.60% (e) (h)	7.19%	10/20/30	4,511,545
	BNC Mortgage Loan Trust
748,739	Series 2006-2, Class A4, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	5.76%	11/25/36	716,221
	BRAVO Residential Funding Trust
3,084,005	Series 2021-A, Class A1, steps up to 4.99% on 01/25/24 (e) (g)	4.99%	10/25/59	3,021,819
	CAL Funding IV Ltd.
2,866,220	Series 2020-1A, Class A (e)	2.22%	09/25/45	2,592,027
	Carvana Auto Receivables Trust
5,450	Series 2020-P1, Class R (e)	(j)	09/08/27	493,282
2,800	Series 2021-P4, Class R (e)	(j)	09/11/28	647,417
19,300	Series 2022-N1, Class R (e)	(j)	12/11/28	1,523,395
17,100	Series 2022-P2, Class R (e)	(j)	05/10/29	2,560,828
9,800	Series 2023-N3, Class R (e)	(j)	09/10/30	3,106,534
111,307,547	Series 2023-N3, Class XS, IO (e)	(j)	09/10/30	1,837,020
8,700	Series 2023-P3, Class R (e)	(j)	08/12/30	1,714,595
	C-BASS Mortgage Loan Trust
4,629,919	Series 2007-CB3, Class A1 (g)	3.32%	03/25/37	1,600,180
1,667,922	Series 2007-CB3, Class A4, steps up to 6.47% after Redemption (g)	3.32%	03/25/37	576,176
6,102,328	Series 2007-CB3, Class A5 (g)	3.32%	03/25/37	2,108,809
	C-BASS TRUST
2,566,547	Series 2007-CB1, Class AF2, steps up to 6.22% after Redemption Date (g)	3.20%	01/25/37	740,653
2,542,254	Series 2007-CB1, Class AF3, steps up to 6.24% after Redemption Date (g)	3.20%	01/25/37	733,609

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Cedar Funding VII CLO Ltd.
$4,000,000	Series 2018-7A, Class B, 3 Mo. CME Term SOFR + CSA + 1.40% (e) (h)	6.99%	01/20/31	$4,014,990
	Chase Auto Owner Trust
10,000	Series 2022-AA, Class R1 (e)	(j)	06/25/30	885,013
	CIM Trust
3,104,030	Series 2021-NR1, Class A1, steps up to 5.00% on 02/25/25 (e) (g)	5.57%	07/25/55	3,074,658
5,699,984	Series 2023-NR1, Class A1, steps up to 9.00% on 01/01/26 (e) (g)	6.00%	06/25/62	5,599,788
	CIT Education Loan Trust
1,893,956	Series 2005-1, Class A4, 90 Day Average SOFR + CSA + 0.16% (h)	5.78%	12/15/33	1,826,906
	Citigroup Mortgage Loan Trust
2,597,444	Series 2006-HE3, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.20% (h)	5.64%	12/25/36	1,716,797
	Citigroup Mortgage Loan Trust, Inc.
182,396	Series 2007-WFH3, Class M1, 1 Mo. CME Term SOFR + CSA + 0.39% (h)	5.83%	06/25/37	179,228
	CLI Funding VI LLC
1,059,043	Series 2020-1A, Class A (e)	2.08%	09/18/45	949,812
3,949,000	Series 2020-3A, Class A (e)	2.07%	10/18/45	3,555,625
	Clover CLO LLC
8,000,000	Series 2018-1A, Class B1RR, 3 Mo. CME Term SOFR + 1.95% (e) (h)	7.27%	04/20/37	8,022,766
	Cologix Data Centers US Issuer LLC
1,960,000	Series 2021-1A, Class A2 (e)	3.30%	12/26/51	1,797,008
	Conseco Finance Corp.
1,297,645	Series 1999-3, Class A8	7.06%	02/01/31	1,139,135
	CoreVest American Finance Trust
697,510	Series 2020-1, Class XA, IO (b) (e)	2.50%	03/15/50	27,752
1,640,000	Series 2020-4, Class B (e)	1.71%	12/15/52	1,512,393
	Credit-Based Asset Servicing & Securitization LLC
548,460	Series 2006-MH1, Class B1 (e) (g)	6.75%	10/25/36	534,320
	CWABS Asset-Backed Certificates Trust
1,950,000	Series 2005-17, Class MV2, 1 Mo. CME Term SOFR + CSA + 0.72% (h)	6.16%	05/25/36	1,809,636
	CWABS Inc Asset-backed Certificates
9,467,000	Series 2007-12, Class 2A4, 1 Mo. CME Term SOFR + CSA + 1.35% (h)	6.79%	08/25/47	8,554,702
	DataBank Issuer
2,245,000	Series 2021-1A, Class A2 (e)	2.06%	02/27/51	2,071,779
	Dryden CLO Ltd.
625,000	Series 2019-72A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (e) (h)	7.23%	05/15/32	625,283
	Eaton Vance CLO Ltd.
1,800,000	Series 2019-1A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.10% (e) (h)	6.69%	04/15/31	1,800,000
	ECMC Group Student Loan Trust
985,390	Series 2021-1A, Class A1B, 30 Day Average SOFR + CSA + 0.57% (e) (h)	6.01%	11/25/70	974,349

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Elmwood CLO VI Ltd.
$2,600,000	Series 2020-3A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (e) (h)	7.24%	10/20/34	$2,617,659
	First Franklin Mortgage Loan Trust
6,881,200	Series 2006-FF7, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.48% (h)	5.92%	05/25/36	5,638,453
11,075,000	Series 2006-FF9, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.50% (h)	5.94%	06/25/36	9,590,607
	FirstKey Homes Trust
4,760,000	Series 2020-SFR1, Class B (e)	1.74%	08/17/37	4,518,465
6,025,000	Series 2020-SFR1, Class F2 (e)	4.28%	08/17/37	5,801,628
2,420,000	Series 2020-SFR2, Class F1 (e)	3.02%	10/19/37	2,296,229
	Flatiron CLO Ltd.
1,000,000	Series 2021-1A, Class B, 3 Mo. CME Term SOFR + CSA + 1.60% (e) (h)	7.19%	07/19/34	1,003,585
	Fremont Home Loan Trust
2,503,617	Series 2005-A, Class M4, 1 Mo. CME Term SOFR + CSA + 1.02% (h)	6.46%	01/25/35	2,139,029
6,227	Series 2005-D, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.68% (h)	6.12%	11/25/35	6,175
	GCI Funding I LLC
2,303,304	Series 2021-1, Class A (e)	2.38%	06/18/46	2,034,161
	GLS Auto Receivables Issuer Trust
5,490,000	Series 2024-2A, Class D (e)	6.19%	02/15/30	5,502,979
	GLS Auto Select Receivables Trust
4,950,000	Series 2023-2A, Class D (e)	8.22%	02/18/31	5,302,450
	GoldenTree Loan Management U.S. CLO 20 Ltd.
1,575,000	Series 2024-20A, Class B, 3 Mo. CME Term SOFR + 1.80% (e) (h)	7.13%	07/20/37	1,575,000
	Golub Capital Partners CLO 42M-R
3,500,000	Series 2019-42RA, Class A2R, 3 Mo. CME Term SOFR + 2.75% (e) (h)	8.07%	01/20/36	3,570,025
	Golub Capital Partners CLO 66B Ltd.
2,500,000	Series 2023-66A, Class AJ, 3 Mo. CME Term SOFR + 2.20% (e) (h)	7.52%	04/25/36	2,520,297
	GoodLeap Sustainable Home Solutions Trust
4,237,222	Series 2023-1GS, Class A (e)	5.52%	02/22/55	4,061,929
	GSAA Home Equity Trust
3,455,000	Series 2005-4, Class M2, 1 Mo. CME Term SOFR + CSA + 1.05% (h)	6.49%	03/25/35	3,342,007
145,101	Series 2007-8, Class A3, 1 Mo. CME Term SOFR + CSA + 0.90% (h)	6.34%	08/25/37	138,807
	GSAMP Trust
632,650	Series 2006-HE4, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.52% (h)	5.96%	06/25/36	598,617
1,463,169	Series 2007-FM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.14% (h)	5.58%	01/25/37	834,381
	Hertz Vehicle Financing III LP
6,500,000	Series 2021-2A, Class C (e)	2.52%	12/27/27	5,865,783
	Hotwire Funding LLC
3,565,000	Series 2024-1A, Class A2 (e)	5.89%	06/20/54	3,580,520
4,000,000	Series 2024-1A, Class C (e)	9.19%	06/20/54	4,029,181

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	HPS Loan Management Ltd.
$3,244,911	Series 2021-16A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (e) (h)	7.29%	01/23/35	$3,253,672
	HSI Asset Securitization Corp Trust
5,048,081	Series 2007-OPT1, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.14% (h)	5.58%	12/25/36	4,220,063
	J.G. Wentworth XXXVIII LLC
2,781,191	Series 2017-1A, Class B (e)	5.43%	08/15/62	2,547,365
	JP Morgan Mortgage Acquisition Trust
585,412	Series 2006-CH2, Class AF6, steps up to 6.04% after Redemption Date (g)	5.54%	10/25/36	348,220
566,225	Series 2006-WF1, Class A5 (g)	6.91%	07/25/36	155,947
856,194	Series 2007-CH2, Class AF6, steps up to 6.05% after Redemption Date (g)	4.47%	01/25/37	428,393
	LAD Auto Receivables Trust
4,950,000	Series 2023-1A, Class D (e)	7.30%	06/17/30	5,023,985
	Lehman XS Trust
1,093,949	Series 2006-15, Class A4, 1 Mo. CME Term SOFR + CSA + 0.34% (h)	5.78%	10/25/36	975,740
5,700,736	Series 2006-17, Class 1A3, 1 Mo. CME Term SOFR + CSA + 0.50% (h)	5.94%	08/25/46	4,890,636
7,489,535	Series 2006-19, Class A3, 1 Mo. CME Term SOFR + CSA + 0.50% (h)	5.94%	12/25/36	6,785,003
1,789,937	Series 2007-11, Class A3, 1 Mo. CME Term SOFR + CSA + 0.52% (h)	5.96%	02/25/47	1,559,748
	Long Beach Mortgage Loan Trust
6,246,927	Series 2006-1, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.38% (h)	5.82%	02/25/36	5,103,324
2,170,301	Series 2006-8, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	5.76%	09/25/36	583,788
12,731,575	Series 2006-10, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	5.76%	11/25/36	3,879,440
6,639,473	Series 2006-10, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.44% (h)	5.88%	11/25/36	2,023,073
	Magnetite XXI Ltd
2,000,000	Series 2019-21A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.35% (e) (h)	6.94%	04/20/34	2,001,355
	Mastr Asset Backed Securities Trust
3,552,484	Series 2005-NC2, Class A4, 1 Mo. CME Term SOFR + CSA + 0.70% (h)	6.14%	11/25/35	2,020,392
111,007	Series 2006-HE5, Class A3, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	5.76%	11/25/36	64,838
1,532,392	Series 2006-NC2, Class A3, 1 Mo. CME Term SOFR + CSA + 0.22% (h)	5.66%	08/25/36	571,062
	Merrill Lynch First Franklin Mortgage Loan Trust
1,590,583	Series 2007-1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.28% (h)	5.72%	04/25/37	701,769
2,894,115	Series 2007-5, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.85% (h)	6.29%	10/25/37	1,716,402
6,485,600	Series 2007-5, Class 2A2, 1 Mo. CME Term SOFR + CSA + 1.00% (h)	6.44%	10/25/37	5,327,767

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Merrill Lynch Mortgage Investors Trust
$2,722,959	Series 2006-HE6, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.46% (h)	3.98%	11/25/37	$938,879
	Morgan Stanley ABS Capital I, Inc. Trust
1,753,660	Series 2006-HE8, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.10% (h)	5.54%	10/25/36	744,856
1,697,875	Series 2006-HE8, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.14% (h)	5.58%	10/25/36	721,157
4,303,456	Series 2007-HE2, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.09% (h)	5.53%	01/25/37	1,974,870
1,244,380	Series 2007-HE4, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.18% (h)	5.62%	02/25/37	401,217
3,464,646	Series 2007-NC3, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.26% (h)	5.70%	05/25/37	2,559,958
	MVW LLC
3,869,267	Series 2024-1A, Class C (e)	6.20%	02/20/43	3,864,375
	Navient Student Loan Trust
14,654	Series 2014-1, Class A3, 30 Day Average SOFR + CSA + 0.51% (h)	5.95%	06/25/31	14,280
1,814,431	Series 2016-2A, Class A3, 30 Day Average SOFR + CSA + 1.50% (e) (h)	6.94%	06/25/65	1,839,174
2,500,000	Series 2019-3A, Class B, 30 Day Average SOFR + CSA + 1.55% (e) (h)	6.99%	07/25/68	2,507,347
	Nelnet Student Loan Trust
2,025,000	Series 2015-3A, Class B, 30 Day Average SOFR + 1.61% (e) (h)	6.94%	06/25/54	1,960,529
	Neuberger Berman Loan Advisers CLO 33 Ltd.
5,250,000	Series 2019-33A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.60% (e) (h)	7.19%	10/16/33	5,260,550
	NovaStar Mortgage Funding Trust
460,554	Series 2007-2, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.20% (h)	5.64%	09/25/37	441,736
	OCP CLO Ltd.
1,500,000	Series 2021-21A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (e) (h)	7.29%	07/20/34	1,502,010
	Octagon Investment Partners 46 Ltd.
2,100,000	Series 2020-2A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.16% (e) (h)	6.75%	07/15/36	2,105,595
	Octagon Investment Partners XVI Ltd.
4,500,000	Series 2013-1A, Class A2R, 3 Mo. CME Term SOFR + CSA + 1.40% (e) (h)	6.98%	07/17/30	4,507,821
	OHA Credit Funding Ltd.
2,000,000	Series 2019-3A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.14% (e) (h)	6.73%	07/02/35	2,005,618
3,000,000	Series 2020-5A, Class B, 3 Mo. CME Term SOFR + CSA + 1.60% (e) (h)	7.19%	04/18/33	3,009,000
	Park Place Securities Inc Asset-Backed Pass-Through Certificates
3,200,000	Series 2005-WHQ4, Class M3, 1 Mo. CME Term SOFR + CSA + 0.78% (h)	6.22%	09/25/35	2,753,414
	PRET LLC
1,580,594	Series 2021-RN2, Class A1, steps up to 7.43% on 09/25/24 (e) (g)	1.74%	07/25/51	1,526,445
3,268,512	Series 2022-RN2, Class A1, steps up to 9.00% on 07/25/26 (e) (g)	5.00%	06/25/52	3,540,907

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Progress Residential Trust
$3,887,195	Series 2020-SFR1, Class G (e)	4.03%	04/17/37	$3,862,837
5,635,000	Series 2021-SFR2, Class E2 (e)	2.65%	04/19/38	5,188,446
5,500,000	Series 2021-SFR6, Class G (e)	4.00%	07/17/38	4,976,253
6,928,000	Series 2021-SFR8, Class E1 (e)	2.38%	10/17/38	6,244,953
8,100,000	Series 2021-SFR9, Class F (e)	4.05%	11/17/40	7,015,186
4,019,686	Series 2021-SFR10, Class F (e)	4.61%	12/17/40	3,557,275
4,565,000	Series 2021-SFR11, Class F (e)	4.42%	01/17/39	3,984,436
	PRPM LLC
1,960,691	Series 2021-6, Class A1, steps up to 5.93% on 07/25/25 (e) (g)	1.79%	07/25/26	1,907,993
6,740,734	Series 2021-9, Class A1, steps up to 5.36% on 10/25/24 (e) (g)	2.36%	10/25/26	6,576,248
7,496,088	Series 2021-10, Class A1, steps up to 5.49% on 10/25/24 (e) (g)	2.49%	10/25/26	7,388,980
	Rad CLO 22 Ltd.
2,350,000	Series 2023-22A, Class D, 3 Mo. CME Term SOFR + 5.00% (e) (h)	10.37%	01/20/37	2,380,127
	Rad CLO 7 Ltd.
6,000,000	Series 2020-7A, Class B1R, 3 Mo. CME Term SOFR + 1.90% (e) (h)	7.22%	04/17/36	6,011,491
	Regatta XII Funding Ltd.
3,000,000	Series 2019-1A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.60% (e) (h)	7.19%	10/15/32	3,007,049
	Regatta XX Funding Ltd
3,200,000	Series 2021-2A, Class A, 3 Mo. CME Term SOFR + CSA + 1.16% (e) (h)	6.75%	10/15/34	3,208,865
	Residential Asset Mortgage Products, Inc.
1,299,086	Series 2006-NC2, Class M1, 1 Mo. CME Term SOFR + CSA + 0.54% (h)	5.98%	02/25/36	1,231,818
1,348,320	Series 2006-RZ2, Class M1, 1 Mo. CME Term SOFR + CSA + 0.33% (h)	5.93%	05/25/36	1,322,244
	Residential Asset Securities Corp.
7,163	Series 2005-KS11, Class M2, 1 Mo. CME Term SOFR + CSA + 0.63% (h)	6.07%	12/25/35	7,148
	Rockford Tower CLO Ltd.
1,325,000	Series 2019-2A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (e) (h)	7.24%	08/20/32	1,324,235
	Sabey Data Center Issuer LLC
1,785,000	Series 2020-1, Class A2 (e)	3.81%	04/20/45	1,744,317
	Saxon Asset Securities Trust
871,750	Series 2006-1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.47% (h)	5.90%	03/25/36	823,203
	Securitized Asset Backed Receivables LLC Trust
2,087,318	Series 2006-CB5, Class A3, 1 Mo. CME Term SOFR + CSA + 0.28% (h)	5.72%	06/25/36	1,338,900
	Skyline Aircraft Finance LLC
570,256	Series 2020-1, Class A (k) (l)	3.23%	05/10/37	505,703
	SLM Student Loan EDC Repackaging Trust
1,000	Series 2013-M1, Class M1R (e)	(j)	10/28/29	311,895
	SLM Student Loan Trust
1,816,860	Series 2006-2, Class B, 90 Day Average SOFR + CSA + 0.22% (h)	5.83%	01/25/41	1,706,898
6,525	Series 2006-2, Class R	(j)	01/25/41	442,168

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	SLM Student Loan Trust (Continued)
$1,690,223	Series 2007-1, Class B, 90 Day Average SOFR + CSA + 0.22% (h)	5.83%	01/27/42	$1,581,500
1,375	Series 2007-4, Class R	(j)	01/25/42	169,398
969,169	Series 2007-7, Class A4, 90 Day Average SOFR + CSA + 0.33% (h)	5.94%	01/25/22	952,751
905,000	Series 2007-7, Class B, 90 Day Average SOFR + CSA + 0.75% (h)	6.36%	10/27/70	905,853
300,000	Series 2008-2, Class B, 90 Day Average SOFR + CSA + 1.20% (h)	6.81%	01/25/83	301,657
300,000	Series 2008-3, Class B, 90 Day Average SOFR + CSA + 1.20% (h)	6.81%	04/26/83	304,474
452,313	Series 2008-4, Class A4, 90 Day Average SOFR + CSA + 1.65% (h)	7.26%	07/25/22	453,002
650,000	Series 2008-5, Class B, 90 Day Average SOFR + CSA + 1.85% (h)	7.46%	07/25/73	650,691
340,000	Series 2008-6, Class B, 90 Day Average SOFR + CSA + 1.85% (h)	7.46%	07/26/83	344,762
100,000	Series 2012-7, Class B, 30 Day Average SOFR + CSA + 1.80% (h)	7.24%	09/25/43	100,238
	Soundview Home Loan Trust
1,862,402	Series 2007-OPT1, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.21% (h)	5.65%	06/25/37	1,200,765
171,273	Series 2007-OPT2, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.25% (h)	5.69%	07/25/37	128,604
	Specialty Underwriting & Residential Finance Trust
2,573,343	Series 2006-AB3, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.48% (h)	5.92%	09/25/37	1,684,812
	Stack Infrastructure Issuer LLC
1,405,000	Series 2020-1A, Class A2 (e)	1.89%	08/25/45	1,332,469
4,050,000	Series 2023-2A, Class A2 (e)	5.90%	07/25/48	4,013,661
	Structured Asset Securities Corp Mortgage Loan Trust
4,812,094	Series 2005-2XS, Class M1, 1 Mo. CME Term SOFR + CSA + 0.71% (h)	6.14%	02/25/35	4,404,944
829,561	Series 2006-BC3, Class A3, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	5.76%	10/25/36	691,065
	Structured Receivables Finance LLC
30,786	Series 2010-B, Class A (e)	3.73%	08/15/36	30,282
	STWD Ltd.
2,483,000	Series 2019-FL1, Class AS, 1 Mo. CME Term SOFR + CSA + 1.40% (e) (h)	6.83%	07/15/38	2,467,996
	Symphony CLO XIX Ltd.
1,500,000	Series 2018-19A, Class B, 3 Mo. CME Term SOFR + CSA + 1.35% (e) (h)	6.94%	04/16/31	1,501,140
	Taco Bell Funding LLC
5,901,563	Series 2016-1A, Class A23 (e)	4.97%	05/25/46	5,793,294
	TAL Advantage VII LLC
2,204,775	Series 2020-1A, Class A (e)	2.05%	09/20/45	2,004,894
	Textainer Marine Containers Ltd.
1,404,000	Series 2021-3A, Class A (e)	1.94%	08/20/46	1,206,783
	Textainer Marine Containers VII Ltd.
1,625,353	Series 2020-2A, Class A (e)	2.10%	09/20/45	1,472,275

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Tricon Residential Trust
$4,100,000	Series 2021-SFR1, Class F (e)	3.69%	07/17/38	$3,751,209
	Triton Container Finance VIII LLC
3,416,646	Series 2021-1A, Class A (e)	1.86%	03/20/46	2,990,636
	TRP LLC
5,152,369	Series 2021-1, Class A (e)	2.07%	06/19/51	4,640,232
	Vantage Data Centers Jersey Borrower Spv Ltd.
2,800,000	Series 2024-1A, Class A2 (GBP) (e)	6.17%	05/28/39	3,573,766
	Vantage Data Centers LLC
5,360,000	Series 2020-1A, Class A2 (e)	1.65%	09/15/45	5,048,158
	VB-S1 Issuer LLC - VBTEL
7,300,000	Series 2024-1A, Class F (e)	8.87%	05/15/54	7,394,933
	Wachovia Student Loan Trust
858,426	Series 2006-1, Class B, 90 Day Average SOFR + CSA + 0.24% (e) (h)	5.85%	04/25/40	804,149
	WaMu Asset-Backed Certificates WaMu Trust
1,534,698	Series 2007-HE2, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.25% (h)	5.69%	04/25/37	568,780
617,590	Series 2007-HE3, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.24% (h)	5.68%	05/25/37	538,373
4,037,610	Series 2007-HE3, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.29% (h)	5.73%	05/25/37	3,519,924
1,941,713	Series 2007-HE3, Class 2A5, 1 Mo. CME Term SOFR + CSA + 0.25% (h)	5.69%	05/25/37	1,692,675
	Washington Mutual Asset-Backed Certificates WMABS Trust
380,456	Series 2006-HE5, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.31% (h)	3.96%	10/25/36	279,097
	Wells Fargo Home Equity Asset-Backed Securities Trust
3,000,000	Series 2007-1, Class A3, 1 Mo. CME Term SOFR + CSA + 0.64% (h)	6.08%	03/25/37	2,666,029
	Westlake Automobile Receivables Trust
5,290,000	Series 2023-1A, Class D (e)	6.79%	11/15/28	5,374,142
	Total Asset-Backed Securities			459,996,135
	(Cost $474,401,568)
CORPORATE BONDS AND NOTES (m) — 15.2%
	Aerospace/Defense — 0.2%
1,130,000	Boeing (The) Co. (e)	6.53%	05/01/34	1,146,282
2,265,000	Boeing (The) Co.	5.81%	05/01/50	2,029,902
2,250,000	TransDigm, Inc. (e)	6.75%	08/15/28	2,278,328
				5,454,512
	Agriculture — 0.2%
1,870,000	BAT Capital Corp.	4.76%	09/06/49	1,484,931
1,905,000	BAT Capital Corp.	5.65%	03/16/52	1,714,759
575,000	Philip Morris International, Inc. (EUR)	1.45%	08/01/39	411,587
645,000	Reynolds American, Inc.	5.85%	08/15/45	600,982
				4,212,259
	Airlines — 0.1%
252,562	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	241,289
462,582	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	428,270

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (m) (Continued)
	Airlines (Continued)
$396,241	United Airlines Pass-Through Trust, Series 2013-1, Class A	4.30%	08/15/25	$388,139
78,285	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	78,283
				1,135,981
	Auto Manufacturers — 0.0%
850,000	Allison Transmission, Inc. (e)	3.75%	01/30/31	737,301
	Banks — 5.1%
4,665,000	Bank of America Corp. (n)	1.53%	12/06/25	4,565,153
3,580,000	Bank of America Corp. (n)	1.32%	06/19/26	3,419,790
815,000	Bank of America Corp. (n)	1.73%	07/22/27	752,732
3,490,000	Bank of America Corp. (n)	2.55%	02/04/28	3,245,446
10,215,000	Bank of America Corp. (n)	2.09%	06/14/29	9,013,396
5,123,000	Bank of America Corp. (n)	1.92%	10/24/31	4,156,264
570,000	Bank of America Corp., Series RR (n)	4.38%	(o)	534,428
500,000	Citigroup, Inc., SOFR + 0.69% (h)	6.05%	10/30/24	500,341
2,000,000	Citigroup, Inc. (n)	3.52%	10/27/28	1,884,572
3,165,000	Citigroup, Inc. (n)	3.98%	03/20/30	2,977,756
525,000	Citigroup, Inc. (n)	2.98%	11/05/30	465,424
1,615,000	Goldman Sachs Group (The), Inc., SOFR + 0.49% (h)	5.84%	10/21/24	1,615,312
18,970,000	Goldman Sachs Group (The), Inc. (n)	1.09%	12/09/26	17,715,000
715,000	JPMorgan Chase & Co. (n)	0.97%	06/23/25	712,787
14,325,000	JPMorgan Chase & Co. (n)	1.56%	12/10/25	14,019,052
750,000	JPMorgan Chase & Co. (n)	1.04%	02/04/27	696,502
2,660,000	JPMorgan Chase & Co. (n)	1.58%	04/22/27	2,474,498
2,780,000	JPMorgan Chase & Co. (n)	1.47%	09/22/27	2,544,364
160,000	JPMorgan Chase & Co. (n)	4.01%	04/23/29	152,645
5,000,000	JPMorgan Chase & Co. (n)	2.07%	06/01/29	4,419,059
595,000	JPMorgan Chase & Co., Series KK (n)	3.65%	(o)	559,966
4,772,000	Morgan Stanley (n)	2.19%	04/28/26	4,624,246
3,205,000	Morgan Stanley (n)	3.77%	01/24/29	3,038,388
5,220,000	Morgan Stanley (n)	5.16%	04/20/29	5,186,189
1,635,000	Morgan Stanley (n)	5.45%	07/20/29	1,641,211
1,170,000	PNC Financial Services Group (The), Inc. (n)	6.04%	10/28/33	1,201,090
2,580,000	PNC Financial Services Group (The), Inc. (n)	6.88%	10/20/34	2,797,289
555,000	US Bancorp (n)	3.70%	(o)	495,351
1,000,000	US Bancorp (n)	4.65%	02/01/29	975,056
1,255,000	US Bancorp (n)	5.85%	10/21/33	1,269,712
2,325,000	US Bancorp (n)	4.84%	02/01/34	2,191,304
550,000	US Bancorp (n)	5.84%	06/12/34	554,673
250,000	US Bancorp (n)	5.68%	01/23/35	249,720
5,965,000	Wells Fargo & Co. (n)	2.16%	02/11/26	5,820,490
5,435,000	Wells Fargo & Co. (n)	2.39%	06/02/28	4,986,728
8,890,000	Wells Fargo & Co. (n)	5.57%	07/25/29	8,942,628
2,155,000	Wells Fargo & Co. (n)	2.57%	02/11/31	1,855,091
625,000	Wells Fargo & Co. (n)	3.35%	03/02/33	539,168
385,000	Wells Fargo & Co. (n)	5.01%	04/04/51	351,292
				123,144,113
	Beverages — 0.0%
720,000	Primo Water Holdings, Inc. (e)	4.38%	04/30/29	660,845

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (m) (Continued)
	Biotechnology — 0.1%
$320,000	Amgen, Inc.	5.65%	03/02/53	$316,043
1,000,000	Illumina, Inc.	2.55%	03/23/31	818,264
				1,134,307
	Chemicals — 0.3%
475,000	International Flavors & Fragrances, Inc. (e)	1.23%	10/01/25	447,542
3,685,000	International Flavors & Fragrances, Inc. (e)	1.83%	10/15/27	3,268,698
3,575,000	International Flavors & Fragrances, Inc. (e)	2.30%	11/01/30	2,962,528
60,000	International Flavors & Fragrances, Inc. (e)	3.27%	11/15/40	42,547
395,000	International Flavors & Fragrances, Inc.	4.38%	06/01/47	304,076
855,000	International Flavors & Fragrances, Inc.	5.00%	09/26/48	726,841
235,000	International Flavors & Fragrances, Inc. (e)	3.47%	12/01/50	154,199
				7,906,431
	Commercial Services — 0.4%
2,062,000	Adtalem Global Education, Inc. (e)	5.50%	03/01/28	1,979,675
1,100,000	Block, Inc. (e)	6.50%	05/15/32	1,111,596
375,000	Carriage Services, Inc. (e)	4.25%	05/15/29	332,829
880,000	Global Payments, Inc. (EUR)	4.88%	03/17/31	980,231
1,475,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (e)	3.38%	08/31/27	1,354,584
1,250,000	Rent-A-Center, Inc. (e)	6.38%	02/15/29	1,206,634
61,000	Service Corp. International	4.63%	12/15/27	58,322
1,819,000	Valvoline, Inc. (e)	3.63%	06/15/31	1,536,536
1,500,000	VT Topco, Inc. (e)	8.50%	08/15/30	1,569,396
				10,129,803
	Computers — 0.0%
448,000	NCR Corp. (e)	5.13%	04/15/29	416,290
145,000	NCR Voyix Corp. (e)	5.25%	10/01/30	131,686
				547,976
	Cosmetics/Personal Care — 0.0%
243,000	Edgewell Personal Care Co. (e)	5.50%	06/01/28	236,433
	Diversified Financial Services — 0.3%
2,300,000	Air Lease Corp.	2.88%	01/15/26	2,199,299
1,390,000	Air Lease Corp.	2.20%	01/15/27	1,278,935
605,000	American Express Co. (n)	3.55%	(o)	552,998
1,505,000	Capital One Financial Corp. (n)	1.88%	11/02/27	1,375,447
540,000	Charles Schwab Corp. (The), Series K (n)	5.00%	(o)	515,636
1,750,000	Jane Street Group / JSG Finance, Inc. (e)	4.50%	11/15/29	1,623,636
				7,545,951
	Electric — 1.1%
3,500,000	Alliant Energy Finance LLC (e)	1.40%	03/15/26	3,221,068
2,045,000	Alliant Energy Finance LLC (e)	3.60%	03/01/32	1,765,538
365,000	Appalachian Power Co., Series X	3.30%	06/01/27	344,128
3,000,000	Arizona Public Service Co.	6.35%	12/15/32	3,142,576
2,525,000	Arizona Public Service Co.	5.70%	08/15/34	2,525,562
540,000	Duke Energy Carolinas LLC	3.55%	03/15/52	380,608
2,455,000	Duke Energy Corp. (EUR)	3.75%	04/01/31	2,607,287
600,000	Duke Energy Corp. (EUR)	3.85%	06/15/34	627,607
4,360,000	Duke Energy Progress LLC	5.10%	03/15/34	4,294,363
100,000	Evergy Metro, Inc.	4.20%	06/15/47	79,936
2,000,000	FirstEnergy Pennsylvania Electric Co. (e)	4.00%	04/15/25	1,973,381

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (m) (Continued)
	Electric (Continued)
$2,165,000	Jersey Central Power & Light Co. (e)	4.30%	01/15/26	$2,121,680
750,000	MidAmerican Energy Co.	3.95%	08/01/47	587,510
1,395,000	New England Power Co. (e)	5.94%	11/25/52	1,398,146
500,000	Pennsylvania Electric Co. (e)	4.15%	04/15/25	494,258
100,000	Puget Sound Energy, Inc.	4.22%	06/15/48	79,695
450,000	Southwestern Electric Power Co., Series M	4.10%	09/15/28	426,373
				26,069,716
	Electrical Components & Equipments — 0.0%
900,000	Energizer Holdings, Inc. (e)	4.38%	03/31/29	800,913
	Electronics — 0.1%
810,000	Honeywell International, Inc. (EUR)	4.13%	11/02/34	897,937
1,365,000	Honeywell International, Inc. (EUR)	3.75%	03/01/36	1,453,480
				2,351,417
	Entertainment — 0.7%
515,000	Churchill Downs, Inc. (e)	5.50%	04/01/27	504,615
2,520,000	Everi Holdings, Inc. (e)	5.00%	07/15/29	2,448,368
590,000	Live Nation Entertainment, Inc. (e)	4.75%	10/15/27	559,454
1,580,000	Penn Entertainment, Inc. (e)	4.13%	07/01/29	1,319,932
1,000,000	Warnermedia Holdings Inc.	3.76%	03/15/27	948,480
1,360,000	Warnermedia Holdings, Inc.	4.28%	03/15/32	1,190,824
7,715,000	Warnermedia Holdings, Inc.	5.05%	03/15/42	6,379,489
5,131,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	4,053,104
				17,404,266
	Environmental Control — 0.1%
200,000	Clean Harbors, Inc. (e)	4.88%	07/15/27	193,327
1,356,000	Madison IAQ LLC (e)	4.13%	06/30/28	1,257,648
1,098,000	Waste Pro USA, Inc. (e)	5.50%	02/15/26	1,082,399
				2,533,374
	Food — 0.1%
248,000	B&G Foods, Inc.	5.25%	04/01/25	244,192
1,420,000	H-Food Holdings LLC / Hearthside Finance Co., Inc. (e)	8.50%	06/01/26	128,013
300,000	Kraft Heinz Foods Co.	3.75%	04/01/30	279,060
186,000	Kraft Heinz Foods Co.	4.25%	03/01/31	176,055
286,000	Pilgrim’s Pride Corp.	4.25%	04/15/31	257,607
1,395,000	Pilgrim’s Pride Corp.	3.50%	03/01/32	1,172,567
387,000	Smithfield Foods, Inc. (e)	5.20%	04/01/29	373,316
				2,630,810
	Healthcare-Products — 0.1%
1,600,000	Alcon Finance Corp. (e)	3.00%	09/23/29	1,441,870
1,997,000	Embecta Corp. (e)	5.00%	02/15/30	1,653,266
208,000	Hologic, Inc. (e)	4.63%	02/01/28	199,902
185,000	Revvity, Inc.	2.55%	03/15/31	154,536
				3,449,574
	Healthcare-Services — 0.6%
635,000	Barnabas Health, Inc., Series 2012	4.00%	07/01/28	603,643
435,000	Catalent Pharma Solutions, Inc. (EUR) (p)	2.38%	03/01/28	454,140
400,000	Catalent Pharma Solutions, Inc. (e)	3.13%	02/15/29	381,949
1,396,000	Centene Corp.	3.00%	10/15/30	1,188,021

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (m) (Continued)
	Healthcare-Services (Continued)
$250,000	CommonSpirit Health	3.35%	10/01/29	$228,475
1,090,000	HCA, Inc.	5.25%	04/15/25	1,085,535
365,000	HCA, Inc.	7.58%	09/15/25	372,383
380,000	HCA, Inc.	5.38%	09/01/26	378,769
360,000	HCA, Inc.	7.05%	12/01/27	380,571
2,870,000	HCA, Inc.	3.50%	09/01/30	2,569,295
4,637,000	ModivCare Escrow Issuer, Inc. (e)	5.00%	10/01/29	3,297,841
435,000	ModivCare, Inc. (e)	5.88%	11/15/25	432,914
741,000	Prime Healthcare Services, Inc. (e)	7.25%	11/01/25	743,053
1,350,000	Universal Health Services, Inc.	1.65%	09/01/26	1,231,927
				13,348,516
	Household Products/Wares — 0.1%
120,000	Central Garden & Pet Co.	4.13%	10/15/30	106,362
952,000	Spectrum Brands, Inc. (e)	5.50%	07/15/30	956,185
225,000	Spectrum Brands, Inc. (e)	3.88%	03/15/31	207,294
				1,269,841
	Insurance — 0.4%
437,000	Acrisure LLC / Acrisure Finance, Inc. (e)	4.25%	02/15/29	398,008
564,000	Acrisure LLC / Acrisure Finance, Inc. (e)	6.00%	08/01/29	514,656
1,115,000	Athene Global Funding (e)	3.21%	03/08/27	1,040,616
1,560,000	Athene Global Funding (e)	1.99%	08/19/28	1,352,803
675,000	Athene Global Funding (e)	2.72%	01/07/29	595,955
250,000	Farmers Exchange Capital III (e) (n)	5.45%	10/15/54	207,855
465,000	Farmers Insurance Exchange (e) (n)	4.75%	11/01/57	342,131
750,000	MassMutual Global Funding II (e)	3.40%	03/08/26	726,995
965,000	Metropolitan Life Global Funding I (e)	5.15%	03/28/33	951,409
1,360,000	Nationwide Mutual Insurance Co., 3 Mo. Synthetic LIBOR + 2.29% (e) (h)	7.88%	12/15/24	1,360,810
50,000	Teachers Insurance & Annuity Association of America (e)	4.27%	05/15/47	40,262
220,000	Teachers Insurance & Annuity Association of America (e)	3.30%	05/15/50	148,411
1,260,000	Teachers Insurance & Annuity Association of America (e) (n)	4.38%	09/15/54	1,252,146
				8,932,057
	Internet — 0.2%
800,000	Cogent Communications Group, Inc. (e)	7.00%	06/15/27	797,019
1,250,000	Gen Digital, Inc. (e)	6.75%	09/30/27	1,260,796
1,775,000	Netflix, Inc.	5.88%	02/15/25	1,779,425
				3,837,240
	Investment Companies — 0.2%
517,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.	5.25%	05/15/27	474,702
760,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. (e)	9.75%	01/15/29	780,644
716,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.	4.38%	02/01/29	597,295
1,750,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. (e)	9.00%	06/15/30	1,728,468
				3,581,109
	Lodging — 0.1%
569,000	Boyd Gaming Corp. (e)	4.75%	06/15/31	510,879
1,626,000	Hilton Domestic Operating Co., Inc. (e)	3.63%	02/15/32	1,380,018
				1,890,897
	Machinery-Diversified — 0.1%
3,500,000	OT Merger Corp. (e)	7.88%	10/15/29	1,830,220

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (m) (Continued)
	Media — 1.0%
$2,729,000	Cable One, Inc. (e)	4.00%	11/15/30	$2,038,764
210,000	CCO Holdings LLC / CCO Holdings Capital Corp. (e)	4.75%	03/01/30	179,054
1,130,000	CCO Holdings LLC / CCO Holdings Capital Corp. (e)	4.50%	08/15/30	939,822
1,475,000	CCO Holdings LLC / CCO Holdings Capital Corp. (e)	4.25%	02/01/31	1,190,060
346,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	342,549
295,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	226,262
1,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.65%	02/01/34	1,519,854
370,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	297,636
325,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.75%	04/01/48	273,747
542,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.13%	07/01/49	416,837
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.80%	03/01/50	737,912
1,690,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.70%	04/01/51	1,035,370
2,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.90%	06/01/52	1,256,315
690,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.25%	04/01/53	544,458
173,000	Cox Communications, Inc. (e)	3.15%	08/15/24	172,026
900,000	Cox Enterprises, Inc. (e)	7.38%	07/15/27	942,524
575,000	CSC Holdings LLC (e)	5.38%	02/01/28	404,439
380,000	CSC Holdings LLC (e)	7.50%	04/01/28	212,517
3,225,000	CSC Holdings LLC (e)	11.75%	01/31/29	2,564,950
1,513,000	CSC Holdings LLC (e)	6.50%	02/01/29	1,025,296
600,000	CSC Holdings LLC (e)	4.63%	12/01/30	252,899
1,032,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc. (e)	5.88%	08/15/27	969,876
750,000	Scripps Escrow, Inc. (e)	5.88%	07/15/27	487,831
2,695,000	Sirius XM Radio, Inc. (e)	3.88%	09/01/31	2,154,232
882,000	Time Warner Cable LLC	5.88%	11/15/40	765,262
4,470,000	Time Warner Cable LLC	5.50%	09/01/41	3,740,955
				24,691,447
	Oil & Gas — 0.0%
375,000	Sunoco, L.P. (e)	7.25%	05/01/32	384,184
800,000	Sunoco, L.P. / Sunoco Finance Corp.	4.50%	05/15/29	734,851
				1,119,035
	Oil & Gas Services — 0.0%
1,060,000	USA Compression Partners LP / USA Compression Finance Corp. (e)	7.13%	03/15/29	1,062,069
	Packaging & Containers — 0.3%
1,782,000	Berry Global, Inc. (e)	4.88%	07/15/26	1,753,738
295,000	Berry Global, Inc.	1.65%	01/15/27	267,722
1,500,000	Berry Global, Inc.	5.50%	04/15/28	1,492,817
1,755,000	Clearwater Paper Corp. (e)	4.75%	08/15/28	1,646,777
728,000	Graphic Packaging International LLC	4.13%	08/15/24	727,064

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (m) (Continued)
	Packaging & Containers (Continued)
$60,000	Sealed Air Corp. (e)	5.50%	09/15/25	$59,764
725,000	Sealed Air Corp. / Sealed Air Corp. U.S. (e)	7.25%	02/15/31	745,446
				6,693,328
	Pharmaceuticals — 0.6%
810,000	Bayer US Finance II LLC (e)	2.85%	04/15/25	785,761
180,000	Bayer US Finance II LLC (e)	4.25%	12/15/25	175,643
265,000	Bayer US Finance II LLC (e)	4.63%	06/25/38	220,547
1,960,000	Bayer US Finance II LLC (e)	4.40%	07/15/44	1,512,296
400,000	Bayer US Finance II LLC (e)	4.88%	06/25/48	324,239
1,000,000	Bayer US Finance LLC (e)	6.25%	01/21/29	1,016,385
2,490,000	Bayer US Finance LLC (e)	6.50%	11/21/33	2,548,888
3,090,000	Bayer US Finance LLC (e)	6.88%	11/21/53	3,206,280
330,000	Cigna Group (The)	4.38%	10/15/28	319,047
400,000	Cigna Group (The)	4.90%	12/15/48	352,133
946,000	Option Care Health, Inc. (e)	4.38%	10/31/29	862,073
550,000	Prestige Brands, Inc. (e)	5.13%	01/15/28	530,401
1,721,000	Prestige Brands, Inc. (e)	3.75%	04/01/31	1,476,973
				13,330,666
	Pipelines — 0.3%
1,144,000	Energy Transfer, L.P.	5.00%	05/15/50	971,769
594,000	Energy Transfer, L.P., Series B (n)	6.63%	(o)	561,005
800,000	NGL Energy Operating LLC (e)	8.38%	02/15/32	815,299
350,000	Rockies Express Pipeline LLC (e)	4.95%	07/15/29	324,437
100,000	Rockies Express Pipeline LLC (e)	6.88%	04/15/40	95,111
1,274,000	TransMontaigne Partners, L.P. / TLP Finance Corp.	6.13%	02/15/26	1,216,141
951,000	Venture Global Calcasieu Pass LLC (e)	6.25%	01/15/30	953,948
520,000	Venture Global Calcasieu Pass LLC (e)	4.13%	08/15/31	459,579
1,580,000	Venture Global LNG, Inc. (e)	9.50%	02/01/29	1,714,531
				7,111,820
	Real Estate — 0.0%
463,000	Greystar Real Estate Partners LLC (e)	7.75%	09/01/30	487,778
	Real Estate Investment Trusts — 1.5%
75,000	Alexandria Real Estate Equities, Inc.	3.45%	04/30/25	73,493
1,310,000	American Assets Trust, L.P.	3.38%	02/01/31	1,074,785
1,835,000	American Homes 4 Rent, L.P.	4.30%	04/15/52	1,413,351
2,500,000	American Tower Corp.	5.25%	07/15/28	2,491,778
330,000	American Tower Corp.	2.70%	04/15/31	277,778
2,356,000	American Tower Corp.	5.55%	07/15/33	2,342,099
250,000	Boston Properties, L.P.	2.75%	10/01/26	233,115
200,000	Boston Properties, L.P.	3.40%	06/21/29	176,904
3,890,000	Crown Castle, Inc.	3.80%	02/15/28	3,671,154
534,000	Crown Castle, Inc.	2.50%	07/15/31	439,072
500,000	CubeSmart, L.P.	4.38%	02/15/29	476,858
281,000	Extra Space Storage, L.P.	3.90%	04/01/29	263,628
975,000	Extra Space Storage, L.P.	2.55%	06/01/31	805,500
1,978,000	Extra Space Storage, L.P.	2.40%	10/15/31	1,612,118
390,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.38%	04/15/26	386,603
675,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.75%	06/01/28	672,905
2,270,000	GLP Capital, L.P. / GLP Financing II, Inc.	4.00%	01/15/30	2,062,105

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (m) (Continued)
	Real Estate Investment Trusts (Continued)
$55,000	GLP Capital, L.P. / GLP Financing II, Inc.	4.00%	01/15/31	$48,869
1,368,000	GLP Capital, L.P. / GLP Financing II, Inc.	3.25%	01/15/32	1,136,096
490,000	Healthcare Realty Holdings, L.P.	3.63%	01/15/28	450,095
595,000	Healthcare Realty Holdings, L.P.	3.10%	02/15/30	516,932
1,597,000	Healthcare Realty Holdings, L.P.	2.40%	03/15/30	1,306,780
430,000	Healthcare Realty Holdings, L.P.	2.00%	03/15/31	337,997
190,000	Healthcare Realty Holdings, L.P.	2.05%	03/15/31	146,486
333,000	Hudson Pacific Properties, L.P.	3.95%	11/01/27	285,966
80,000	Hudson Pacific Properties, L.P.	5.95%	02/15/28	68,763
330,000	Hudson Pacific Properties, L.P.	4.65%	04/01/29	258,327
4,110,000	Hudson Pacific Properties, L.P.	3.25%	01/15/30	2,876,009
1,210,000	Invitation Homes Operating Partnership, L.P.	2.00%	08/15/31	951,140
135,000	Invitation Homes Operating Partnership, L.P.	4.15%	04/15/32	122,936
349,000	Invitation Homes Operating Partnership, L.P.	5.50%	08/15/33	344,659
1,385,000	Invitation Homes Operating Partnership, L.P.	2.70%	01/15/34	1,088,412
163,000	Iron Mountain, Inc. (e)	5.63%	07/15/32	152,230
173,000	Kilroy Realty, L.P.	4.25%	08/15/29	155,901
400,000	Kilroy Realty, L.P.	2.50%	11/15/32	298,632
505,000	LXP Industrial Trust	2.70%	09/15/30	420,813
1,440,000	Prologis Euro Finance LLC (EUR)	4.25%	01/31/43	1,526,067
624,000	Realty Income Corp. (EUR)	4.88%	07/06/30	701,963
1,035,000	Realty Income Corp. (EUR)	5.13%	07/06/34	1,198,285
200,000	Rexford Industrial Realty, L.P.	2.15%	09/01/31	159,596
250,000	Ventas Realty, L.P.	2.65%	01/15/25	245,023
180,000	VICI Properties, L.P.	4.95%	02/15/30	172,558
166,000	VICI Properties, L.P.	5.13%	05/15/32	156,987
268,000	VICI Properties, L.P.	5.63%	05/15/52	239,870
270,000	VICI Properties, L.P. / VICI Note Co., Inc. (e)	4.50%	01/15/28	258,611
2,026,000	VICI Properties, L.P. / VICI Note Co., Inc. (e)	4.13%	08/15/30	1,826,847
				35,926,096
	Retail — 0.3%
1,754,000	Ferrellgas, L.P. / Ferrellgas Finance Corp. (e)	5.88%	04/01/29	1,657,456
1,019,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (e)	6.75%	01/15/30	901,409
788,000	FirstCash, Inc. (e)	5.63%	01/01/30	747,293
365,000	FirstCash, Inc. (e)	6.88%	03/01/32	362,404
550,000	Lithia Motors, Inc. (e)	3.88%	06/01/29	490,417
2,170,000	Michaels (The) Cos., Inc. (e)	7.88%	05/01/29	1,478,074
725,000	Raising Cane’s Restaurants LLC (e)	9.38%	05/01/29	781,472
				6,418,525
	Semiconductors — 0.0%
75,000	Broadcom, Inc.	3.63%	10/15/24	74,459
415,000	Intel Corp.	3.73%	12/08/47	307,172
				381,631
	Software — 0.1%
225,000	Central Parent, Inc. / CDK Global, Inc. (e)	7.25%	06/15/29	226,408
895,000	Oracle Corp.	6.50%	04/15/38	955,963
1,640,000	Oracle Corp.	4.00%	11/15/47	1,246,073
				2,428,444

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (m) (Continued)
	Telecommunications — 0.5%
$162,000	CommScope, Inc. (e)	6.00%	03/01/26	$144,788
766,000	CommScope, Inc. (e)	4.75%	09/01/29	553,435
1,646,000	Frontier Communications Holdings LLC (e)	5.00%	05/01/28	1,538,658
745,000	Frontier Communications Holdings LLC (e)	6.75%	05/01/29	680,721
240,000	Frontier Communications Holdings LLC (e)	8.63%	03/15/31	246,241
335,000	SES GLOBAL Americas Holdings, Inc. (e)	5.30%	03/25/44	247,367
491,250	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (e)	4.74%	03/20/25	487,733
6,316,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (e)	5.15%	03/20/28	6,281,361
74,000	T-Mobile USA, Inc.	4.75%	02/01/28	72,646
1,000,000	T-Mobile USA, Inc.	2.63%	02/15/29	889,199
1,660,000	Zayo Group Holdings, Inc. (e)	4.00%	03/01/27	1,296,009
				12,438,158
	Total Corporate Bonds and Notes			364,864,859
	(Cost $375,057,103)
FOREIGN CORPORATE BONDS AND NOTES (m) — 4.1%
	Agriculture — 0.1%
1,200,000	Imperial Brands Finance PLC (e)	6.13%	07/27/27	1,218,958
	Banks — 0.5%
955,000	DNB Bank ASA (e) (n)	0.86%	09/30/25	939,605
5,465,000	HSBC Holdings PLC (n)	2.10%	06/04/26	5,268,258
3,180,000	HSBC Holdings PLC (n)	4.76%	06/09/28	3,115,215
1,005,000	Lloyds Banking Group PLC (n)	3.57%	11/07/28	942,305
2,390,000	Santander UK Group Holdings PLC (n)	1.67%	06/14/27	2,204,046
430,000	Santander UK Group Holdings PLC (n)	2.47%	01/11/28	395,637
				12,865,066
	Beverages — 0.2%
505,000	Bacardi Ltd. (e)	2.75%	07/15/26	476,194
3,170,000	Bacardi Ltd. (e)	4.70%	05/15/28	3,071,565
1,000,000	Becle SAB de C.V. (e)	2.50%	10/14/31	785,625
1,895,000	JDE Peet’s N.V. (e)	2.25%	09/24/31	1,502,265
				5,835,649
	Building Materials — 0.0%
40,000	Ingersoll-Rand Luxembourg Finance S.A.	3.55%	11/01/24	39,645
	Chemicals — 0.1%
150,000	Axalta Coating Systems Dutch Holding B B.V. (e)	7.25%	02/15/31	155,275
700,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (e)	4.75%	06/15/27	676,206
275,000	Herens Holdco S.A.R.L. (e)	4.75%	05/15/28	235,892
				1,067,373
	Commercial Services — 0.0%
900,000	Worldline S.A. (EUR) (p)	4.13%	09/12/28	960,952
	Diversified Financial Services — 0.5%
2,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.45%	10/29/26	1,861,490
115,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.88%	01/23/28	108,540
1,650,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/28	1,491,552
1,280,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.30%	01/30/32	1,090,780

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (m) (Continued)
	Diversified Financial Services (Continued)
$100,000	Avolon Holdings Funding Ltd. (e)	3.95%	07/01/24	$99,836
325,000	Avolon Holdings Funding Ltd. (e)	2.88%	02/15/25	317,602
5,645,000	Avolon Holdings Funding Ltd. (e)	2.53%	11/18/27	5,047,565
1,855,000	GGAM Finance Ltd. (e)	8.00%	06/15/28	1,921,884
				11,939,249
	Electric — 0.3%
500,000	Comision Federal de Electricidad (p)	3.88%	07/26/33	406,250
210,820	Mong Duong Finance Holdings B.V. (p)	5.13%	05/07/29	200,123
700,000	MVM Energetika Zrt (p)	7.50%	06/09/28	725,928
1,528,000	MVM Energetika Zrt (p)	6.50%	03/13/31	1,520,070
2,835,000	TenneT Holding B.V. (EUR) (p)	4.50%	10/28/34	3,274,861
945,000	TenneT Holding B.V. (EUR) (p)	2.75%	05/17/42	919,115
280,000	TenneT Holding B.V. (EUR) (p)	4.75%	10/28/42	333,715
				7,380,062
	Engineering & Construction — 0.0%
1,000,000	Heathrow Funding Ltd. (EUR) (p)	1.88%	03/14/34	890,644
	Entertainment — 0.0%
700,000	Banijay Entertainment SASU (e)	8.13%	05/01/29	716,131
	Environmental Control — 0.1%
1,400,000	GFL Environmental, Inc. (e)	4.00%	08/01/28	1,281,448
750,000	GFL Environmental, Inc. (e)	3.50%	09/01/28	682,269
				1,963,717
	Food — 0.4%
1,900,000	ELO SACA (EUR) (p)	6.00%	03/22/29	2,052,297
1,500,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	5.13%	02/01/28	1,476,815
1,700,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	3.75%	12/01/31	1,472,514
4,617,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L. (e)	6.75%	03/15/34	4,853,732
				9,855,358
	Gas — 0.0%
680,000	National Gas Transmission PLC (EUR) (p)	4.25%	04/05/30	745,378
	Healthcare-Services — 0.1%
2,240,000	Kedrion S.p.A. (e)	6.50%	09/01/29	2,049,880
	Media — 0.1%
1,105,000	Tele Columbus AG (EUR) (e) (q)	10.00%	01/01/29	816,131
2,850,000	VZ Secured Financing B.V. (e)	5.00%	01/15/32	2,421,056
				3,237,187
	Mining — 0.2%
2,750,000	Corp. Nacional del Cobre de Chile (p)	5.13%	02/02/33	2,596,142
2,000,000	Corp. Nacional del Cobre de Chile (p)	5.95%	01/08/34	1,981,259
1,000,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT (p)	5.45%	05/15/30	979,375
				5,556,776
	Oil & Gas — 0.2%
570,000	Ecopetrol S.A.	8.88%	01/13/33	587,456
1,100,000	KazMunayGas National Co. JSC (p)	5.38%	04/24/30	1,064,480

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (m) (Continued)
	Oil & Gas (Continued)
$1,000,000	KazMunayGas National Co. JSC (p)	3.50%	04/14/33	$813,600
1,100,000	Pertamina Persero PT (e)	3.10%	08/27/30	962,303
170,000	Petroleos Mexicanos	6.35%	02/12/48	110,119
200,000	Saudi Arabian Oil Co. (e)	2.25%	11/24/30	167,258
				3,705,216
	Packaging & Containers — 0.1%
795,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (e)	4.13%	08/15/26	676,751
1,085,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (e)	5.25%	08/15/27	638,577
1,815,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (e)	5.25%	08/15/27	1,068,218
				2,383,546
	Pharmaceuticals — 0.2%
1,650,000	1375209 BC Ltd. (e)	9.00%	01/30/28	1,596,081
435,000	Grifols S.A. (EUR) (p)	3.88%	10/15/28	395,956
1,426,000	Grifols S.A. (e)	4.75%	10/15/28	1,241,986
365,000	Jazz Securities DAC (e)	4.38%	01/15/29	336,161
				3,570,184
	Pipelines — 0.2%
2,350,160	Galaxy Pipeline Assets Bidco Ltd. (e)	2.16%	03/31/34	1,995,929
400,000	QazaqGaz NC JSC (p)	4.38%	09/26/27	376,909
2,380,000	TMS Issuer Sarl (p)	5.78%	08/23/32	2,420,089
				4,792,927
	Real Estate — 0.2%
97,585	Add Hero Holdings Ltd., Series IAI (r)	8.50%	09/30/29	5,001
75,245	Add Hero Holdings Ltd., Series IAI (s)	9.00%	09/30/30	1,129
98,193	Add Hero Holdings Ltd., Series IAI (t)	9.80%	09/30/31	2,455
415,000	Annington Funding PLC (GBP) (p)	3.18%	07/12/29	468,524
380,000	Annington Funding PLC (GBP) (p)	2.31%	10/06/32	372,704
310,000	Annington Funding PLC (GBP) (p)	4.75%	08/09/33	362,262
400,000	Annington Funding PLC (GBP) (p)	3.69%	07/12/34	422,060
495,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (p)	1.00%	05/04/28	467,687
600,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (p)	1.75%	03/12/29	566,397
1,530,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (p)	1.63%	04/20/30	1,391,340
148,785	China Aoyuan Group Ltd., Series IAI, steps up to 1.00% on 09/30/31 (g)	0.00%	(o)	4,092
56,065	China Aoyuan Group Ltd., Series IAI (u)	5.50%	09/30/31	420
200,000	China SCE Group Holdings Ltd. (p) (v)	7.00%	05/02/25	9,000
200,000	LEG Immobilien SE (EUR) (p)	1.50%	01/17/34	167,033
36,228	Sunac China Holdings Ltd. (e) (w)	6.00%	09/30/25	4,981
36,272	Sunac China Holdings Ltd. (e) (x)	6.25%	09/30/26	4,534
72,632	Sunac China Holdings Ltd. (e) (y)	6.50%	09/30/27	8,353
109,080	Sunac China Holdings Ltd. (e) (z)	6.75%	09/30/28	11,870
109,212	Sunac China Holdings Ltd. (e) (aa)	7.00%	09/30/29	10,921
51,365	Sunac China Holdings Ltd. (e) (ab)	7.25%	09/30/30	4,803
200,000	Times China Holdings Ltd. (p) (v)	6.75%	07/08/25	5,200
100,000	Vonovia SE (EUR) (p)	2.25%	04/07/30	97,687
100,000	Vonovia SE (EUR) (p)	5.00%	11/23/30	112,463
800,000	Vonovia SE (EUR) (p)	0.75%	09/01/32	657,983
415,000	Zhenro Properties Group Ltd. (p) (v)	6.63%	01/07/26	3,735
				5,162,634

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (m) (Continued)
	Real Estate Investment Trusts — 0.1%
$1,945,000	Digital Intrepid Holding B.V. (EUR) (p)	0.63%	07/15/31	$1,645,815
	Retail — 0.0%
345,000	1011778 BC ULC / New Red Finance, Inc. (e)	3.50%	02/15/29	310,684
	Savings & Loans — 0.1%
1,520,000	Nationwide Building Society (e) (n)	2.97%	02/16/28	1,420,567
	Software — 0.2%
5,090,000	Open Text Corp. (e)	6.90%	12/01/27	5,226,244
	Telecommunications — 0.1%
918,000	Altice France S.A. (e)	5.50%	10/15/29	617,612
200,000	C&W Senior Finance Ltd. (e)	6.88%	09/15/27	190,855
1,500,000	Global Switch Finance B.V. (EUR) (p)	1.38%	10/07/30	1,491,590
609,000	Intelsat Jackson Holdings S.A. (e)	6.50%	03/15/30	574,364
400,000	TDC Net A/S (EUR) (p)	6.50%	06/01/31	458,037
				3,332,458
	Water — 0.1%
1,130,000	Thames Water Utilities Finance PLC (EUR) (p)	4.38%	01/18/31	1,046,790
	Total Foreign Corporate Bonds and Notes			98,919,090
	(Cost $101,195,520)
U.S. GOVERNMENT BONDS AND NOTES — 3.0%
72,825,000	U.S. Treasury Note	4.50%	05/15/27	72,486,477
	(Cost $72,566,980)
FOREIGN SOVEREIGN BONDS AND NOTES — 2.4%
	Brazil — 0.2%
1,200,000	Brazilian Government International Bond	6.00%	10/20/33	1,163,447
3,850,000	Brazilian Government International Bond	6.13%	03/15/34	3,740,857
				4,904,304
	Colombia — 0.2%
3,450,000	Colombia Government International Bond	3.00%	01/30/30	2,809,223
1,678,000	Colombia Government International Bond	3.13%	04/15/31	1,319,342
1,200,000	Colombia Government International Bond	8.00%	04/20/33	1,238,342
				5,366,907
	Costa Rica — 0.1%
1,600,000	Costa Rica Government International Bond (p)	6.55%	04/03/34	1,641,000
	Dominican Republic — 0.3%
4,150,000	Dominican Republic International Bond (e)	4.50%	01/30/30	3,786,332
2,000,000	Dominican Republic International Bond (p)	4.50%	01/30/30	1,824,738
1,000,000	Dominican Republic International Bond (p)	4.88%	09/23/32	897,889
				6,508,959
	Guatemala — 0.2%
800,000	Guatemala Government Bond (p)	5.25%	08/10/29	765,000
700,000	Guatemala Government Bond (p)	4.90%	06/01/30	660,800
3,017,000	Guatemala Government Bond (p)	3.70%	10/07/33	2,441,884
				3,867,684
	Hungary — 0.1%
2,972,000	Hungary Government International Bond (e)	2.13%	09/22/31	2,336,111
	Indonesia — 0.0%
1,000,000	Indonesia Government International Bond	4.85%	01/11/33	975,066

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Mexico — 0.3%
$1,960,000	Mexico Government International Bond	2.66%	05/24/31	$1,617,695
500,000	Mexico Government International Bond	4.75%	04/27/32	465,000
2,700,000	Mexico Government International Bond	3.50%	02/12/34	2,210,407
4,080,000	Mexico Government International Bond	6.35%	02/09/35	4,129,496
				8,422,598
	Oman — 0.1%
2,650,000	Oman Government International Bond (p)	5.63%	01/17/28	2,643,099
	Panama — 0.2%
2,339,000	Panama Government International Bond	3.16%	01/23/30	1,955,975
1,533,000	Panama Government International Bond	2.25%	09/29/32	1,095,251
1,594,000	Panama Government International Bond	6.40%	02/14/35	1,503,575
				4,554,801
	Paraguay — 0.2%
2,420,000	Paraguay Government International Bond (p)	4.95%	04/28/31	2,300,208
3,200,000	Paraguay Government International Bond (p)	3.85%	06/28/33	2,768,133
				5,068,341
	Philippines — 0.1%
1,950,000	Philippine Government International Bond	2.46%	05/05/30	1,679,438
	Romania — 0.2%
1,000,000	Romanian Government International Bond (e)	6.63%	02/17/28	1,023,238
4,060,000	Romanian Government International Bond (p)	3.00%	02/14/31	3,371,627
				4,394,865
	South Africa — 0.2%
1,693,000	Republic of South Africa Government International Bond	4.30%	10/12/28	1,520,886
1,200,000	Republic of South Africa Government International Bond	4.85%	09/30/29	1,077,324
2,508,000	Republic of South Africa Government International Bond	5.88%	06/22/30	2,337,143
400,000	Republic of South Africa Government International Bond	5.88%	04/20/32	360,760
				5,296,113
	United Arab Emirates — 0.0%
200,000	Finance Department Government of Sharjah (e)	6.50%	11/23/32	206,760
	Total Foreign Sovereign Bonds and Notes			57,866,046
	(Cost $59,374,055)

Principal Value	Description	Rate (ac)	Stated Maturity (ad)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 1.9%
	Aerospace/Defense — 0.1%
1,491,904	TransDigm, Inc., Term Loan I, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.06%	08/24/28	1,500,370
	Apartment REITs — 0.0%
225,985	Invitation Homes Operating Partnership, L.P., Term Loan A, 1 Mo. CME Term SOFR + CSA + 1.00%, 0.00% Floor	6.43%	01/31/25	224,855
	Automotive — 0.0%
630,540	First Brands Group LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 5.00%, 1.00% Floor	10.59%	03/30/27	625,360
	Brokerage/Asset Managers/Exchanges — 0.0%
968,113	Jane Street Group LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.94%	01/26/28	972,407

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Rate (ac)	Stated Maturity (ad)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Cable Satellite — 0.1%
$492,052	Telenet Financing USD LLC, Term Loan AR, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.43%	04/28/28	$474,830
993,298	Virgin Media Bristol LLC, Term Loan N, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.93%	01/31/28	968,282
				1,443,112
	Consumer Cyclical Services — 0.0%
190,630	Match Group Holdings II LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.23%	02/16/27	190,869
	Electric — 0.1%
1,902,805	Calpine Corp., Term Loan B9, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	04/01/26	1,908,666
	Environmental — 0.1%
1,148,695	Clean Harbors, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.19%	10/10/28	1,157,075
631,610	Patriot Container Corp., Term Loan, 1 Mo. CME Term SOFR + 7.75%, 1.00% Floor	13.18%	03/20/26	548,976
				1,706,051
	Financial Other — 0.1%
1,214,949	Greystar Real Estate Partners LLC, Term Loan B1, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.58%	08/21/30	1,224,061
561,036	Trans Union LLC, Term Loan B7, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.50% Floor	7.33%	12/01/28	563,906
				1,787,967
	Food and Beverage — 0.2%
111,139	City Brewing Co. LLC, Term Loan, 1 Mo. CME Term SOFR + 5.00%, 0.75% Floor	10.59%	04/05/28	86,133
271,651	City Brewing Co. LLC, Term Loan, 1 Mo. CME Term SOFR + 6.25%, 0.75% Floor	11.58%	04/05/28	274,367
1,919,270	City Brewing Co. LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	9.08%	04/05/28	1,312,301
561,572	Froneri US, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	7.68%	02/01/27	563,069
1,445,112	Naked Juice LLC, Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.66%	01/24/29	1,378,955
472,707	Triton Water Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.81%	03/31/28	472,572
1,106,013	United Natural Foods, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.00% Floor	10.08%	05/01/31	1,100,483
				5,187,880
	Gaming — 0.1%
1,130,647	Caesars Entertainment, Inc., Term Loan B1, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.10%	02/06/31	1,135,594
725,561	Fertitta Entertainment LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.07%	01/27/29	728,586
910,596	Ontario Gaming GTA, L.P., Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.56%	08/01/30	917,754
				2,781,934
	Healthcare — 0.3%
997,462	Bausch & Lomb Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.67%	05/05/27	989,422

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Rate (ac)	Stated Maturity (ad)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Healthcare (Continued)
$2,606,512	Carestream Dental Technology, Inc., Term Loan B1, 3 Mo. Synthetic LIBOR + 3.25%, 1.00% Floor	8.56%	09/03/24	$2,165,034
661,349	Carestream Dental, Inc., Term Loan, 3 Mo. CME Term SOFR + CSA + 4.50%, 0.50% Floor	9.81%	09/03/24	550,104
1,916,767	Catalent Pharma Solutions, Inc., Term Loan B3, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.50% Floor	7.44%	02/22/28	1,917,610
1,496,134	Gainwell Acquisition Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.41%	10/01/27	1,458,110
655,000	Star Parent, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.31%	03/30/30	656,353
				7,736,633
	Healthcare REITs — 0.0%
390,555	Healthpeak Op LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor	6.27%	02/22/27	386,161
390,555	Healthpeak Op LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor	6.27%	08/20/27	387,625
				773,786
	Industrial Other — 0.0%
653,480	Artera Services LLC, Term Loan, 1 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.81%	02/10/31	659,809
	Insurance — 0.1%
1,446,325	Acrisure LLC, Term Loan B2, 1 Mo. Synthetic LIBOR + 3.75%, 0.50% Floor	9.19%	02/15/27	1,450,303
1,486,966	Asurion LLC (fka Asurion Corp.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.69%	12/23/26	1,478,602
250,000	Asurion LLC (fka Asurion Corp.), Term Loan B4, 1 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	10.69%	01/22/29	233,827
				3,162,732
	Media Entertainment — 0.0%
188,032	Magnite, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.82%	02/06/31	189,443
70,955	Magnite, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.84%	02/06/31	71,488
15,731	Research Now Group, Inc., DIP Term Loan, 1 Mo. CME Term SOFR + CSA + 8.75%	14.19%	05/31/25	13,252
507,822	Research Now Group, Inc., Term Loan, 1 Mo. CME Term SOFR + CSA + 5.50%, 1.00% Floor	11.07%	12/20/24	386,016
				660,199
	Midstream — 0.1%
1,000,000	Buckeye Partners, L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	11/02/26	1,002,560
667,706	NGL Energy Operating LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.83%	01/25/31	673,665
				1,676,225
	Paper — 0.0%
26,861	Mativ Holdings, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.93%	05/06/27	26,659

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Rate (ac)	Stated Maturity (ad)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Pharmaceuticals — 0.2%
$1,496,094	Grifols Worldwide Operations Ltd., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.46%	11/15/27	$1,487,589
2,004,051	Jazz Financing LUX S.A.R.L., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.44%	05/05/28	2,022,999
				3,510,588
	Restaurants — 0.1%
703,937	1011778 BC ULC, Term Loan B-5, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.58%	09/23/30	705,700
190,000	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.08%	08/03/28	190,509
316,907	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.43%	08/03/28	317,756
				1,213,965
	Technology — 0.2%
275,000	Central Parent, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.58%	07/06/29	277,580
2,655,462	EagleView Technology Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	9.06%	08/14/25	2,603,587
527,169	Iron Mountain, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.58%	01/31/31	527,609
618,608	Renaissance Holding Corp., Term Loan, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.60%	04/08/30	619,480
				4,028,256
	Wireless — 0.1%
671,476	Altice France S.A., Term Loan B14, 1 Mo. CME Term SOFR + 5.50%, 0.00% Floor	10.83%	08/31/28	507,803
528,007	CCI Buyer, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	9.30%	12/17/27	531,268
1,573,323	SBA Senior Finance II LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	01/27/31	1,581,575
				2,620,646
	Wirelines — 0.0%
997,429	Frontier Communications Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.19%	10/08/27	998,856
	Total Senior Floating-Rate Loan Interests			45,397,825
	(Cost $45,535,897)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY SECURITIES — 1.0%
25,000,000	Federal Home Loan Bank Discount Notes	(j)	11/08/24	24,426,437
	(Cost $24,438,596)
CONVERTIBLE FOREIGN CORPORATE BONDS AND NOTES (m) — 0.0%
	Commercial Services — 0.0%
619,200	Worldline S.A. (EUR) (p)	(j)	07/30/26	616,043

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE FOREIGN CORPORATE BONDS AND NOTES (m) (Continued)
	Real Estate — 0.0%
$13,297	China Aoyuan Group Ltd., Series IAI (d)	(j)	09/30/28	$168
43,695	Sunac China Holdings Ltd. (e) (ae)	1.00%	09/30/32	2,840
				3,008
	Total Convertible Foreign Corporate Bonds and Notes			619,051
	(Cost $603,605)
MUNICIPAL BONDS — 0.0%
	Colorado — 0.0%
220,000	City & Cnty of Denver Cnty Arpt Rev, Ser C	2.24%	11/15/30	187,505
	(Cost $220,000)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Real Estate Management & Development — 0.0%
37,196	China Aoyuan Group Ltd. (HKD) (af)	818
	Wireless Telecommunication Services — 0.0%
15,769	Intelsat Jackson Emergence S.A. (d) (k) (l) (af)	0
	Total Common Stocks	818
	(Cost $528,597)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 19.6%
$110,900,000	U.S. Treasury Bill	(j)	07/05/24	110,380,556
31,820,000	U.S. Treasury Bill	(j)	07/16/24	31,619,750
109,800,000	U.S. Treasury Bill	(j)	07/18/24	109,079,049
46,005,000	U.S. Treasury Bill	(j)	08/01/24	45,609,165
96,675,000	U.S. Treasury Bill	(j)	08/13/24	95,673,057
12,500,000	U.S. Treasury Bill	(j)	09/19/24	12,303,853
65,625,000	U.S. Treasury Bill	(j)	11/14/24	64,081,852
	Total U.S. Treasury Bills			468,747,282
	(Cost $468,614,029)

Shares	Description	Value
MONEY MARKET FUNDS — 3.0%
72,629,673	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (ag)	72,629,673
	(Cost $72,629,673)

	Total Investments — 111.1%	2,665,623,265
	(Cost $2,724,064,002)
	Net Other Assets and Liabilities — (11.1)%	(265,924,254)
	Net Assets — 100.0%	$2,399,699,011

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Forward Foreign Currency Contracts at May 31, 2024:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 5/31/2024	Sale Value as of 5/31/2024	Unrealized Appreciation (Depreciation)
07/12/2024	Citi	EUR	1,050,000	USD	1,138,550	$1,141,513	$1,138,550	$2,963
07/12/2024	GSIL	EUR	950,000	USD	1,035,099	1,032,798	1,035,099	(2,301)
07/12/2024	BOFA	GBP	1,136,000	USD	1,415,199	1,447,868	1,415,199	32,669
07/12/2024	BOFA	USD	352,961	EUR	327,000	352,961	355,500	(2,539)
07/12/2024	BOFA	USD	1,179,157	EUR	1,106,000	1,179,157	1,202,394	(23,237)
07/12/2024	BOFA	USD	932,355	EUR	860,000	932,355	934,954	(2,599)
07/12/2024	BOFA	USD	916,214	EUR	846,000	916,214	919,734	(3,520)
07/12/2024	Citi	USD	27,943,868	EUR	25,584,000	27,943,868	27,813,788	130,080
07/12/2024	Citi	USD	1,072,139	EUR	993,000	1,072,139	1,079,545	(7,406)
07/12/2024	Citi	USD	3,138,110	GBP	2,470,000	3,138,110	3,148,093	(9,983)
07/12/2024	GSIL	USD	3,559,087	GBP	2,800,000	3,559,087	3,568,688	(9,601)
Net Unrealized Appreciation (Depreciation)								$104,526
Futures Contracts at May 31, 2024:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	1,809	Sep-2024	$368,498,955	$(160,031)
U.S. 5-Year Treasury Notes	Long	5,424	Sep-2024	573,842,250	(1,068,732)
Euro-Bobl Futures	Short	70	Sep-2024	(8,764,241)	(12,238)
Euro-Bund Future	Short	98	Sep-2024	(13,821,358)	3,071
Euro-Buxl 30 Year Bonds Futures	Short	12	Sep-2024	(1,666,891)	(7,755)
Euro-Schatz Futures	Short	4	Sep-2024	(456,761)	(70)
Long Gilt Futures	Short	10	Sep-2024	(1,227,351)	6,951
Ultra 10-Year U.S. Treasury Notes	Short	1,281	Sep-2024	(143,512,031)	300,457
Ultra U.S. Treasury Bond Futures	Short	624	Sep-2024	(76,401,000)	937,784
				$696,491,572	$(563)
Interest Rate Swap Agreements at May 31, 2024:

Counterparty	Floating Rate	Expiration Date	Notional Value	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value
Citadel Securities LLC	SOFR(1)	12/20/2053	$3,279,000	3.520%(1)	$215,614

(1)	The Fund pays the fixed rate and receives the floating rate. At May 31, 2024, the floating rate accrued is 5.34%.

(a)	Inverse floating rate security.
(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2024, securities noted as such amounted to $850,854,084 or 35.5% of net assets.

(f)	All or a portion of this security is part of a mortgage dollar roll agreement.
(g)	Step-up security. A security where the coupon increases or steps up at a predetermined date. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(h)	Floating or variable rate security.
(i)	When-issued security. The interest rate shown reflects the rate in effect at May 31, 2024. Interest will begin accruing on the security’s first settlement date.
(j)	Zero coupon security.
(k)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
May 31, 2024, securities noted as such are valued at $505,703 or 0.0% of net assets.

(l)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(m)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(n)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at May 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(o)	Perpetual maturity.
(p)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(q)	The issuer will pay interest on the bonds in Payment-In-Kind (“PIK”) interest. Interest paid in PIK interest will accrue on the bond at the rate of 10.00% per annum.
(r)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 7.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 8.50% per annum. For the fiscal year-to-
date period (September 1, 2023 to May 31, 2024), the Fund received a portion of the interest in cash and PIK interest with a principal value of $3,978 PIK shares of Add Hero Holdings Ltd.

(s)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 8.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 9.00% per annum. For the fiscal year-to-
date period (September 1, 2023 to May 31, 2024), the Fund received a portion of the interest in cash and PIK interest with a principal value of $3,240 PIK shares of Add Hero Holdings Ltd.

(t)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 8.80% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 9.80% per annum. For the fiscal year-to-
date period (September 1, 2023 to May 31, 2024), the Fund received a portion of the interest in cash and PIK interest with a principal value of $4,586 PIK shares of Add Hero Holdings Ltd.

(u)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 0.00%
per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 5.50% per annum. For the fiscal year-to-
date period (September 1, 2023 to May 31, 2024), the Fund received a portion of the interest in cash and PIK interest with a principal value of $1,500 PIK shares of China Aoyuan Group Ltd.

(v)	This issuer is in default and interest is not being accrued by the Fund.
(w)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 5.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 6.00% per annum. For the fiscal year-to-
date period (September 1, 2023 to May 31, 2024), the Fund received a portion of the interest in cash and PIK interest with a principal value of $1,055 PIK shares of Sunac China Holdings Ltd.

(x)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 5.25% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 6.25% per annum. For the fiscal year-to-
date period (September 1, 2023 to May 31, 2024), the Fund received a portion of the interest in cash and PIK interest with a principal value of $1,099 PIK shares of Sunac China Holdings Ltd.

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
(y)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 5.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 6.50% per annum. For the fiscal year-to-
date period (September 1, 2023 to May 31, 2024), the Fund received a portion of the interest in cash and PIK interest with a principal value of $2,286 PIK shares of Sunac China Holdings Ltd.

(z)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 5.75% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 6.75% per annum. For the fiscal year-to-
date period (September 1, 2023 to May 31, 2024), the Fund received a portion of the interest in cash and PIK interest with a principal value of $3,561 PIK shares of Sunac China Holdings Ltd.

(aa)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 6.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 7.00% per annum. For the fiscal year-to-
date period (September 1, 2023 to May 31, 2024), the Fund received a portion of the interest in cash and PIK interest with a principal value of $3,693 PIK shares of Sunac China Holdings Ltd.

(ab)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 6.25% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 7.25% per annum. For the fiscal year-to-
date period (September 1, 2023 to May 31, 2024), the Fund received a portion of the interest in cash and PIK interest with a principal value of $1,796 PIK shares of Sunac China Holdings Ltd.

(ac)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, such as the synthetic LIBOR, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR or synthetic LIBOR floor that establishes a minimum SOFR or synthetic LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR or synthetic LIBOR period, spread and floor, but different SOFR or synthetic LIBOR reset dates.

(ad)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(ae)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 0.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 1.00% per annum. For the fiscal year-to-date period (September 1, 2023 to May 31, 2024), the Fund received a portion of the interest in cash and PIK interest with a principal value of $217 PIK shares of Sunac China Holdings Ltd.

(af)	Non-income producing security.
(ag)	Rate shown reflects yield as of May 31, 2024.

Abbreviations throughout the Portfolio of Investments:
BOFA	– Bank of America N.A.
Citi	– Citibank N.A.
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
EUR	– Euro
GBP	– British Pound Sterling
GSIL	– Goldman Sachs International, London
HKD	– Hong Kong Dollar
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
LIBOR	– London Interbank Offered Rate
REITs	– Real Estate Investment Trusts
REMIC	– Real Estate Mortgage Investment Conduit
SDR	– Swedish Depositary Receipt
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To-Be-Announced Security
USD	– United States Dollar

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$509,100,069	$—	$509,100,069	$—
Mortgage-Backed Securities	490,381,998	—	490,381,998	—
Asset-Backed Securities	459,996,135	—	459,490,432	505,703
Corporate Bonds and Notes*	364,864,859	—	364,864,859	—
Foreign Corporate Bonds and Notes*	98,919,090	—	98,919,090	—
U.S. Government Bonds and Notes	72,486,477	—	72,486,477	—
Foreign Sovereign Bonds and Notes**	57,866,046	—	57,866,046	—
Senior Floating-Rate Loan Interests*	45,397,825	—	45,397,825	—
U.S. Government Agency Securities	24,426,437	—	24,426,437	—
Convertible Foreign Corporate Bonds and Notes*	619,051	—	619,051	—
Municipal Bonds***	187,505	—	187,505	—
Common Stocks:
Real Estate Management & Development	818	—	818	—
Wireless Telecommunication Services	— ****	—	—	— ****
U.S. Treasury Bills	468,747,282	—	468,747,282	—
Money Market Funds	72,629,673	72,629,673	—	—
Total Investments	2,665,623,265	72,629,673	2,592,487,889	505,703
Forward Foreign Currency Contracts	165,712	—	165,712	—
Futures Contracts	1,248,263	1,248,263	—	—
Interest Rate Swap Agreements	215,614	—	215,614	—
Total	$2,667,252,854	$73,877,936	$2,592,869,215	$505,703

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(61,186)	$—	$(61,186)	$—
Futures Contracts	(1,248,826)	(1,248,826)	—	—
Total	$(1,310,012)	$(1,248,826)	$(61,186)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.
****	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments
May 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 68.7%
	Collateralized Mortgage Obligations — 4.6%
	Federal Home Loan Mortgage Corporation
$8,091	Series 3071, Class TF, 30 Day Average SOFR + CSA + 0.30% (a)	5.74%	04/15/35	$8,081
83,160	Series 360, Class 250	2.50%	11/15/47	72,495
19,291	Series 3778, Class L	3.50%	12/15/25	18,976
34,567	Series 4993, Class OP, PO	(b)	10/25/58	31,647
925,000	Series 5210, Class LB	3.00%	08/25/50	690,802
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
550,000	Series 2022-DNA1, Class M1B, 30 Day Average SOFR + 1.85% (a) (c)	7.17%	01/25/42	556,538
	Federal National Mortgage Association
90,927	Series 2006-56, Class FE, 30 Day Average SOFR + CSA + 0.43% (a)	5.87%	07/25/36	90,106
71,995	Series 2011-47, Class GF, 30 Day Average SOFR + CSA + 0.57% (a)	6.01%	06/25/41	71,383
99,302	Series 2018-50, Class BA	3.00%	07/25/48	85,884
69,671	Series 2019-67, Class FE, 30 Day Average SOFR + CSA + 0.45% (a)	5.89%	11/25/49	67,938
1,377,336	Series 2019-68, Class US, IO, (30 Day Average SOFR + CSA) × -1+ 6.00% (d)	0.56%	11/25/49	129,759
3,455	Series 2018-86, Class JA	4.00%	05/25/47	3,368
	Government National Mortgage Association
1,096,231	Series 2012-34, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.05% (d)	0.62%	03/20/42	95,537
1,653,658	Series 2013-25, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (d)	0.77%	02/20/43	168,784
705,175	Series 2014-57, Class PS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (d)	0.77%	04/20/44	74,293
275,526	Series 2015-39, Class ZA	3.50%	03/20/45	241,021
365,961	Series 2023-113, Class FD, 30 Day Average SOFR + 1.35%, 6.50% Cap (a)	6.50%	08/20/53	365,095
358,568	Series 2023-116, Class FL, 30 Day Average SOFR + 1.15% (a)	6.47%	08/20/53	360,340
				3,132,047
	Commercial Mortgage-Backed Securities — 0.0%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
1,000,000	Series K732, Class X3, IO (e)	2.17%	05/25/46	22,079
	FREMF Mortgage Trust
7,791,621	Series 2017-K726, Class X2B, IO (f)	0.10%	07/25/49	78
				22,157
	Pass-Through Securities — 64.1%
	Federal Home Loan Mortgage Corporation
45,809	Pool G08681	3.50%	12/01/45	41,194
23,749	Pool G08792	3.50%	12/01/47	21,265
84,891	Pool G60659	3.50%	08/01/46	76,316
101,314	Pool G61748	3.50%	11/01/48	91,044
116,217	Pool G67706	3.50%	12/01/47	104,749
149,473	Pool G67710	3.50%	03/01/48	134,775
924,989	Pool QC8921	2.50%	10/01/51	755,582
1,442,223	Pool QD7088	2.00%	02/01/52	1,124,108

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$392,584	Pool QE4038	3.00%	06/01/52	$330,730
288,773	Pool RA5552	3.00%	07/01/51	245,504
683,032	Pool RA7773	4.00%	08/01/52	621,324
102,588	Pool SD0499	3.00%	08/01/50	88,148
978,857	Pool SD0956	2.50%	04/01/52	796,911
466,760	Pool SD1382	4.00%	08/01/52	424,539
771,768	Pool SD1581	2.50%	09/01/52	624,250
412,052	Pool SD2190	4.50%	10/01/52	386,058
51,439	Pool SD7502	3.50%	07/01/49	45,963
107,074	Pool SD7511	3.50%	01/01/50	95,716
66,136	Pool SD7513	3.50%	04/01/50	59,251
841,355	Pool SD8188	2.00%	01/01/52	651,230
802,125	Pool SD8199	2.00%	03/01/52	620,219
930,409	Pool SD8211	2.00%	05/01/52	719,333
306,909	Pool SD8212	2.50%	05/01/52	248,100
644,979	Pool SD8264	3.50%	11/01/52	566,130
499,847	Pool SD8372	5.50%	11/01/53	491,958
67,667	Pool ZM1779	3.00%	09/01/46	58,500
	Federal National Mortgage Association
24,279	Pool BE3619	4.00%	05/01/47	22,532
281,503	Pool BQ1163	2.00%	08/01/50	219,977
565,628	Pool BQ1226	2.00%	09/01/50	441,034
671,085	Pool BU9074	2.00%	01/01/52	523,453
65,331	Pool BV4119	2.50%	03/01/52	52,957
1,268,364	Pool BV8477	3.00%	05/01/52	1,075,578
632,563	Pool BV9960	4.00%	06/01/52	577,629
295,079	Pool BW6293	4.50%	08/01/52	276,464
529,862	Pool BW9886	4.50%	10/01/52	496,439
47,466	Pool CA0995	3.50%	01/01/48	42,062
518,692	Pool CA5689	3.00%	05/01/50	445,698
1,096,330	Pool CB2411	2.50%	12/01/51	894,952
491,294	Pool CB2430	3.00%	12/01/51	413,584
802,588	Pool CB2610	2.00%	01/01/52	621,734
527,887	Pool CB2802	2.00%	02/01/52	408,845
1,155,684	Pool CB3151	2.00%	03/01/52	894,636
1,012,648	Pool CB3486	3.50%	05/01/52	889,040
111,312	Pool CB4365	3.50%	08/01/52	98,344
59,404	Pool FM2870	3.00%	03/01/50	51,044
1,313,159	Pool FS0139	2.50%	01/01/52	1,073,066
398,575	Pool FS3160	3.00%	06/01/52	337,999
184,004	Pool FS3275	3.00%	04/01/52	155,055
913,485	Pool FS3781	2.00%	11/01/51	712,694
451,551	Pool MA4511	2.00%	01/01/52	349,660
755,574	Pool MA4547	2.00%	02/01/52	584,793
169,885	Pool MA4562	2.00%	03/01/52	131,572
842,963	Pool MA4597	2.00%	05/01/52	651,693
816,198	Pool MA4768	2.50%	09/01/52	660,517
573,281	Pool MA5070	4.50%	07/01/53	537,116
804,397	Pool MA5138	5.50%	09/01/53	791,701

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$900,000	Pool TBA (g)	2.00%	06/15/54	$694,465
2,100,000	Pool TBA (g)	2.50%	06/15/54	1,695,925
1,675,000	Pool TBA (g)	3.00%	06/15/54	1,408,685
950,000	Pool TBA (g)	5.50%	06/15/54	934,738
1,200,000	Pool TBA (g)	3.50%	07/15/54	1,052,649
1,875,000	Pool TBA (g)	4.00%	07/15/54	1,702,426
1,175,000	Pool TBA (g)	4.50%	07/15/54	1,100,431
2,950,000	Pool TBA (g)	5.00%	07/15/54	2,838,976
	Government National Mortgage Association
40,300	Pool MA3873	3.00%	08/20/46	35,411
50,148	Pool MA4382	3.50%	04/20/47	45,333
37,321	Pool MA4778	3.50%	10/20/47	33,717
26,113	Pool MA4779	4.00%	10/20/47	24,293
771,754	Pool MA7534	2.50%	08/20/51	643,784
824,712	Pool MA7589	2.50%	09/20/51	687,957
770,845	Pool MA7705	2.50%	11/20/51	643,004
802,186	Pool MA7767	2.50%	12/20/51	669,162
366,331	Pool MA8347	4.50%	10/20/52	346,730
1,475,000	Pool TBA (g)	2.50%	06/15/54	1,229,673
1,750,000	Pool TBA (g)	4.50%	06/15/54	1,654,803
1,625,000	Pool TBA (g)	5.00%	06/15/54	1,577,353
600,000	Pool TBA (g)	5.50%	06/15/54	595,249
300,000	Pool TBA (g)	5.50%	07/15/54	297,320
				43,766,849
	Total U.S. Government Agency Mortgage-Backed Securities			46,921,053
	(Cost $48,998,792)
MORTGAGE-BACKED SECURITIES (h) — 20.2%
	Collateralized Mortgage Obligations — 12.2%
	Alternative Loan Trust
195,097	Series 2005-16, Class A4, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.92%	06/25/35	167,568
127,726	Series 2007-5CB, Class 1A11	6.00%	04/25/37	67,907
110,044	Series 2007-15CB, Class A5	5.75%	07/25/37	62,697
284,301	Series 2007-HY8C, Class A1, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	5.76%	09/25/47	250,771
	American Home Mortgage Assets Trust
96,607	Series 2006-3, Class 1A1, 12 Mo. Treasury Average + 0.97% (a)	6.08%	10/25/46	77,690
	Banc of America Funding Trust
101,594	Series 2007-C, Class 7A1, 1 Mo. CME Term SOFR + CSA + 0.42% (a)	5.85%	05/20/47	90,879
	Bear Stearns ALT-A Trust
464,037	Series 2006-1, Class 21A2 (e)	4.48%	02/25/36	313,215
	Bear Stearns ARM Trust
117,477	Series 2005-1, Class 2A1 (e)	4.82%	03/25/35	103,468
	CHL Mortgage Pass-Through Trust
181,671	Series 2004-25, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.68% (a)	6.12%	02/25/35	150,678
101,778	Series 2007-20, Class A1	6.50%	01/25/38	47,807

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (h) (Continued)
	Collateralized Mortgage Obligations (Continued)
	CIM Trust
$177,217	Series 2021-R3, Class A1A (c)	1.95%	06/25/57	$157,859
450,000	Series 2023-R3, Class A1B (c)	4.50%	01/25/63	355,270
	Citigroup Mortgage Loan Trust
242,582	Series 2009-10, Class 2A2 (c)	7.00%	12/25/35	168,258
	Credit Suisse Mortgage Trust
530,942	Series 2014-8R, Class 3A2 (c) (e)	5.09%	02/27/36	396,140
243,120	Series 2020-RPL2, Class A12 (c)	3.61%	02/25/60	245,696
351,303	Series 2021-RP11, Class PT (c)	3.75%	10/25/61	240,288
416,927	Series 2021-RPL4, Class A1 (c)	4.04%	12/27/60	405,776
	CSMCM Trust
24,510	Series 2021-RP11 (c)	3.78%	10/27/61	19,052
	Deutsche Alt-A Securities Mortgage Loan Trust
165,358	Series 2007-3, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.75% (a)	6.19%	10/25/47	124,503
	GreenPoint Mortgage Funding Trust
149,656	Series 2005-AR4, Class G41B, 1 Mo. CME Term SOFR + CSA + 0.20% (a)	5.64%	10/25/45	137,003
	GSR Mortgage Loan Trust
230,538	Series 2006-OA1, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	5.96%	08/25/46	54,543
	IndyMac INDX Mortgage Loan Trust
120,467	Series 2005-AR29, Class A1 (e)	3.84%	01/25/36	95,351
61,181	Series 2006-AR3, Class 2A1A (e)	3.93%	03/25/36	41,782
547,853	Series 2006-AR13, Class A3 (e)	3.87%	07/25/36	378,365
130,291	Series 2006-AR19, Class 5A2 (e)	3.89%	08/25/36	91,773
444,967	Series 2006-AR31, Class A3 (e)	3.83%	11/25/36	394,723
	Lehman XS Trust
483,529	Series 2006-10N, Class 1A4A, 1 Mo. CME Term SOFR + CSA + 0.60% (a)	6.04%	07/25/46	320,875
159,331	Series 2007-12N, Class 1A3A, 1 Mo. CME Term SOFR + CSA + 0.40% (a)	5.84%	07/25/47	151,891
	LHOME Mortgage Trust
58,361	Series 2021-RTL3, Class A1 (c)	3.36%	09/25/26	57,790
	MASTR Adjustable Rate Mortgages Trust
473,671	Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average + 0.80% (a)	5.91%	12/25/46	324,016
800,000	Series 2007-HF2, Class A2, 1 Mo. CME Term SOFR + CSA + 1.10% (a)	6.54%	09/25/37	352,873
	RALI Trust
398,388	Series 2005-QO1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	5.74%	08/25/35	290,450
170,947	Series 2006-QS7, Class A2	6.00%	06/25/36	127,833
278,442	Series 2007-QH4, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	5.82%	05/25/37	243,654
84,512	Series 2007-QS1, Class 1A4	6.00%	01/25/37	65,021
138,939	Series 2007-QS2, Class A4	6.25%	01/25/37	110,675
	RFMSI Trust
511,632	Series 2006-S10, Class 1A1	6.00%	10/25/36	381,742

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (h) (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Asset Mortgage Investments II Trust
$123,627	Series 2005-AR8, Class A2, 12 Mo. Treasury Average + 1.48% (a)	6.54%	02/25/36	$101,603
558,961	Series 2006-AR6, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	5.82%	07/25/46	380,555
94,975	Series 2006-AR7, Class A1BG, 1 Mo. CME Term SOFR + CSA + 0.12% (a)	5.56%	08/25/36	79,743
357,556	Series 2007-AR1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.36% (a)	5.80%	01/25/37	297,795
26,377	Series 2007-AR3, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.19% (a)	5.63%	09/25/47	23,086
	WaMu Mortgage Pass-Through Certificates Trust
46,947	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (a)	6.11%	02/25/46	40,493
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
588,322	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (a)	6.07%	08/25/46	296,844
				8,286,001
	Commercial Mortgage-Backed Securities — 8.0%
	BBCMS Mortgage Trust
545,000	Series 2020-BID, Class D, 1 Mo. CME Term SOFR + CSA + 4.63% (a) (c)	10.06%	10/15/37	539,115
250,000	Series 2024-C26, Class AS	6.09%	05/15/57	258,572
	Benchmark Mortgage Trust
117,000	Series 2020-B18, Class AGNF (c)	4.14%	07/15/53	107,543
	BWAY Mortgage Trust
16,670,217	Series 2013-1515, Class XA, IO (c) (e)	0.51%	03/10/33	24,097
	BX Commercial Mortgage Trust
169,772	Series 2021-ACNT, Class C, 1 Mo. CME Term SOFR + CSA + 1.50% (a) (c)	6.93%	11/15/38	168,578
181,314	Series 2021-XL2, Class J, 1 Mo. CME Term SOFR + CSA + 3.89% (a) (c)	9.32%	10/15/38	178,873
	BX Trust
300,000	Series 2021-VIEW, Class B, 1 Mo. CME Term SOFR + CSA + 1.80% (a) (c)	7.23%	06/15/36	289,139
	Citigroup Commercial Mortgage Trust
4,249,428	Series 2016-P3, Class XA, IO (e)	1.65%	04/15/49	75,820
	COMM Mortgage Trust
5,887,262	Series 2014-UBS3, Class XA, IO (e) (i)	0.83%	06/10/47	59
11,151,000	Series 2014-UBS3, Class XB, IO (c) (e)	0.26%	06/10/47	112
938,014	Series 2012-CR4, Class XA, IO (e)	1.14%	10/15/45	9
5,188,398	Series 2014-CR16, Class XA, IO (e) (i)	0.67%	04/10/47	52
7,000,000	Series 2015-LC21, Class XE, IO (c) (e)	1.06%	07/10/48	74,665
35,000	Series 2020-CX, Class E (c) (e)	2.68%	11/10/46	23,986
	Credit Suisse Mortgage Trust
182,000	Series 2019-UVIL, Class B (c) (e)	3.28%	12/15/41	158,290
	CSAIL Commercial Mortgage Trust
2,516,375	Series 2016-C5, Class XA, IO (e)	0.88%	11/15/48	24,244
	DBUBS Mortgage Trust
120,000	Series 2017-BRBK, Class A (c)	3.45%	10/10/34	113,320

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (h) (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	DROP Mortgage Trust
$107,000	Series 2021-FILE, Class B, 1 Mo. CME Term SOFR + CSA + 1.70% (a) (c)	7.13%	10/15/43	$97,658
	Frost CMBS DAC
784,383	Series 2021-1A, Class GBB, SONIA + 1.65% (GBP) (a) (c)	6.88%	11/20/33	986,117
	Grace Trust
1,000,000	Series 2020-GRCE, Class X, IO (c) (e)	0.30%	12/10/40	16,368
	GS Mortgage Securities Trust
1,216,836	Series 2011-GC5, Class XA, IO (e) (f)	0.00%	08/10/44	12
27,382,811	Series 2015-GC28, Class XA, IO (e)	0.96%	02/10/48	56,696
	JP Morgan Chase Commercial Mortgage Securities Trust
84,213	Series 2013-LC11, Class XA, IO (e)	0.94%	04/15/46	1
3,098,040	Series 2014-C20, Class XA, IO (e) (i)	0.70%	07/15/47	31
	JPMBB Commercial Mortgage Securities Trust
772,720	Series 2015-C32, Class XA, IO (e)	1.10%	11/15/48	5,576
	JPMCC Commercial Mortgage Securities Trust
9,824,903	Series 2017-JP5, Class XA, IO (e)	0.81%	03/15/50	160,162
	JPMDB Commercial Mortgage Securities Trust
5,320,633	Series 2016-C2, Class XA, IO (e)	1.47%	06/15/49	107,120
	Last Mile Logistics Pan Euro Finance DAC
363,287	Series 1A, Class E, 3 Mo. EURIBOR + 2.70% (EUR) (a) (c)	6.52%	08/17/33	382,843
	Morgan Stanley Bank of America Merrill Lynch Trust
8,351,663	Series 2015-C20, Class XA, IO (e)	1.18%	02/15/48	32,427
28,266,192	Series 2015-C25, Class XA, IO (e)	1.03%	10/15/48	216,451
	SFAVE Commercial Mortgage Securities Trust
479,000	Series 2015-5AVE, Class A2A (c) (e)	3.66%	01/05/43	406,984
340,000	Series 2015-5AVE, Class A2B (c) (e)	4.14%	01/05/43	282,824
	SLG Office Trust
385,000	Series 2021-OVA, Class G (c)	2.85%	07/15/41	268,748
	SMRT
105,000,000	Series 2022-MINI, Class XCP, IO (e) (f)	0.00%	01/15/39	110
	Wells Fargo Commercial Mortgage Trust
6,997,007	Series 2015-C26, Class XA, IO (e)	1.14%	02/15/48	26,154
12,357,968	Series 2015-C27, Class XA, IO (e)	0.80%	02/15/48	44,688
26,698,756	Series 2015-C28, Class XA, IO (e)	0.57%	05/15/48	75,101
1,754,950	Series 2015-LC22, Class XA, IO (e)	0.73%	09/15/58	12,260
3,507,192	Series 2016-C33, Class XA, IO (e)	1.56%	03/15/59	71,072
5,823,000	Series 2016-C37, Class XEF, IO (c) (e)	1.60%	12/15/49	189,364
	WFRBS Commercial Mortgage Trust
797,986	Series 2014-C22, Class XA, IO (e) (i)	0.74%	09/15/57	371
3,905,373	Series 2014-C24, Class XA, IO (e)	0.83%	11/15/47	1,594
				5,477,206
	Total Mortgage-Backed Securities			13,763,207
	(Cost $16,893,050)
ASSET-BACKED SECURITIES — 17.0%
	AMSR Trust
572,000	Series 2020-SFR1, Class F (c)	3.57%	04/17/37	554,783
355,000	Series 2020-SFR3, Class G (c)	4.99%	09/17/37	344,593

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Ares LXII CLO Ltd.
$300,000	Series 2021-62A, Class B, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (c)	7.24%	01/25/34	$300,453
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
380,000	Series 2005-W3, Class M2, 1 Mo. CME Term SOFR + CSA + 0.69% (a)	6.13%	11/25/35	317,064
	BCRED CLO LLC
250,000	Series 2023-1A, Class A, 3 Mo. CME Term SOFR + 2.30% (a) (c)	7.66%	01/20/36	251,524
	Boyce Park CLO Ltd.
375,000	Series 2022-1A, Class M2, IO (c)	0.00%	04/21/35	16,204
350,000	Series 2022-1A, Class SUB (c)	0.00%	04/21/35	253,664
	CIFC Funding Ltd.
300,000	Series 2022-2A, Class INCB (c)	0.00%	04/19/35	232,957
	CoreVest American Finance Trust
2,349,450	Series 2021-2, Class XA, IO (c) (e)	3.00%	07/15/54	125,125
	Credit-Based Asset Servicing and Securitization LLC
123,973	Series 2007-CB6, Class A1, 1 Mo. CME Term SOFR + CSA + 0.12% (a) (c)	5.55%	07/25/37	79,106
	Dryden CLO Ltd.
315,000	Series 2019-72A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (c)	7.23%	05/15/32	315,143
	Elmwood CLO VI Ltd.
300,000	Series 2020-3A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (c)	7.24%	10/20/34	302,038
	First Franklin Mortgage Loan Trust
565,000	Series 2006-FF7, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.92%	05/25/36	462,961
	Flexential Issuer
300,000	Series 2021-1A, Class A2 (c)	3.25%	11/27/51	275,457
	GoldenTree Loan Management U.S. CLO 20 Ltd.
350,000	Series 2024-20A, Class B, 3 Mo. CME Term SOFR + 1.80% (a) (c)	7.13%	07/20/37	350,000
	Golub Capital Partners CLO 42M-R
175,000	Series 2019-42RA, Class A2R, 3 Mo. CME Term SOFR + 2.75% (a) (c)	8.07%	01/20/36	178,501
	HSI Asset Securitization Corp. Trust
198,011	Series 2006-WMC1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.50% (a)	5.94%	07/25/36	85,813
	Madison Park Funding XLV Ltd.
325,000	Series 2020-45A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.70% (a) (c)	7.29%	07/15/34	326,997
	Mastr Asset Backed Securities Trust
435,500	Series 2007-HE1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.28% (a)	5.72%	05/25/37	348,305
	Merrill Lynch First Franklin Mortgage Loan Trust
314,189	Series 2007-1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.28% (a)	5.72%	04/25/37	138,621
270,474	Series 2007-3, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.26% (a)	5.70%	06/25/37	267,524

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Merrill Lynch Mortgage Investors Trust
$1,079,294	Series 2006-HE6, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	3.98%	11/25/37	$371,705
400,000	Series 2006-OPT1, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.92%	08/25/37	306,322
	Morgan Stanley Capital I, Inc., Trust
11,216	Series 2006-NC2, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.58% (a)	6.02%	02/25/36	11,032
	Navient Student Loan Trust
320,000	Series 2015-3, Class B, 30 Day Average SOFR + CSA + 1.50% (a)	6.94%	10/25/58	307,501
295,000	Series 2019-3A, Class B, 30 Day Average SOFR + CSA + 1.55% (a) (c)	6.99%	07/25/68	295,867
	Nelnet Student Loan Trust
353,604	Series 2005-4, Class B, 90 Day Average SOFR + CSA + 0.28% (a)	5.89%	09/22/35	314,533
	Oakwood Mortgage Investors, Inc.
552,238	Series 1999-C, Class A2	7.48%	08/15/27	429,891
582,662	Series 2001-C, Class A2	5.92%	06/15/31	48,086
	Ownit Mortgage Loan Trust
590,378	Series 2006-6, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	5.76%	09/25/37	258,301
	Park Avenue Institutional Advisers CLO Ltd.
150,000	Series 2018-1A, Class A2R, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (c)	7.19%	10/20/31	150,115
	PRET LLC
328,445	Series 2022-RN1, Class A1, steps up to 6.72% on 02/25/25 (c) (j)	3.72%	07/25/51	322,136
	Progress Residential
360,000	Series 2021-SFR1, Class H (c)	5.00%	04/17/38	326,604
	PRPM LLC
297,849	Series 2021-11, Class A1, steps up to 5.49% on 11/25/24 (c) (j)	2.49%	11/25/26	292,229
260,775	Series 2021-3, Class A1, steps up to 5.87% on 04/25/25 (c) (j)	4.87%	04/25/26	256,346
	Sabey Data Center Issuer LLC
650,000	Series 2020-1, Class A2 (c)	3.81%	04/20/45	635,185
	Saxon Asset Securities Trust
52,346	Series 2005-1, Class M2, 1 Mo. CME Term SOFR + CSA + 0.72% (a)	1.67%	05/25/35	48,935
	Securitized Asset Backed Receivables LLC Trust
39,551	Series 2006-NC2, Class A3, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.92%	03/25/36	38,576
319,260	Series 2007-NC2, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.28% (a)	5.72%	01/25/37	266,734
	SLM Student Loan Trust
65,000	Series 2008-4, Class B, 90 Day Average SOFR + CSA + 1.85% (a)	7.46%	04/25/73	66,141
65,000	Series 2008-5, Class B, 90 Day Average SOFR + CSA + 1.85% (a)	7.46%	07/25/73	65,069
	Soundview Home Loan Trust
173,125	Series 2007-OPT3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.17% (a)	5.61%	08/25/37	143,262

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Specialty Underwriting & Residential Finance Trust
$394,733	Series 2006-AB3, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.92%	09/25/37	$258,439
	Stratus CLO Ltd.
385,000	Series 2021-3A, Class SUB (c)	0.00%	12/29/29	235,834
	Structured Asset Securities Corp. Mortgage Loan Trust
5,008	Series 2006-OPT1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.18% (a)	5.62%	04/25/36	4,984
	Textainer Marine Containers VII Ltd.
66,633	Series 2020-3A, Class A (c)	2.11%	09/20/45	60,394
	VOYA CLO
175,000	Series 2017-2A, Class A2AR, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (c)	7.24%	06/07/30	175,252
	Wachovia Student Loan Trust
449,046	Series 2006-1, Class B, 90 Day Average SOFR + CSA + 0.24% (a) (c)	5.85%	04/25/40	420,653
	Total Asset-Backed Securities			11,636,959
	(Cost $13,059,264)
U.S. GOVERNMENT BONDS AND NOTES — 13.6%
593,000	U.S. Treasury Bond	4.63%	05/15/54	592,351
3,760,000	U.S. Treasury Note	4.88%	05/31/26	3,760,661
540,000	U.S. Treasury Note	4.50%	05/15/27	537,490
887,000	U.S. Treasury Note	4.63%	04/30/29	891,435
1,725,000	U.S. Treasury Note	4.50%	05/31/29	1,725,404
1,803,000	U.S. Treasury Note	4.38%	05/15/34	1,787,083
	Total U.S. Government Bonds and Notes			9,294,424
	(Cost $9,275,885)
U.S. TREASURY BILLS — 9.9%
3,835,000	U.S. Treasury Bill	(b)	07/18/24	3,809,819
1,160,000	U.S. Treasury Bill	(b)	08/01/24	1,150,019
1,835,000	U.S. Treasury Bill	(b)	11/14/24	1,791,851
	Total U.S. Treasury Bills			6,751,689
	(Cost $6,749,545)

Shares	Description	Value
MONEY MARKET FUNDS — 3.4%
2,316,015	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (k)	2,316,015
	(Cost $2,316,015)

	Total Investments — 132.8%	90,683,347
	(Cost $97,292,551)
	Net Other Assets and Liabilities — (32.8)%	(22,392,914)
	Net Assets — 100.0%	$68,290,433

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Forward Foreign Currency Contracts at May 31, 2024:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 5/31/2024	Sale Value as of 5/31/2024	Unrealized Appreciation (Depreciation)
07/12/2024	GSIL	USD	379,954	EUR	348,000	$379,954	$378,330	$1,624
07/12/2024	BOFA	USD	51,199	GBP	41,000	51,199	52,256	(1,057)
07/12/2024	Citi	USD	950,327	GBP	748,000	950,327	953,350	(3,023)
Net Unrealized Appreciation (Depreciation)								$(2,456)
Futures Contracts at May 31, 2024:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	38	Sep-2024	$7,740,719	$(3,221)
U.S. 5-Year Treasury Notes	Long	48	Sep-2024	5,078,250	(9,777)
Ultra 10-Year U.S. Treasury Notes	Long	41	Sep-2024	4,593,281	(20,849)
Ultra U.S. Treasury Bond Futures	Short	1	Sep-2024	(122,437)	1,514
				$17,289,813	$(32,333)

(a)	Floating or variable rate security.
(b)	Zero coupon security.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2024, securities noted as such amounted to $13,988,451 or 20.5% of net assets.

(d)	Inverse floating rate security.
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(g)	All or a portion of this security is part of a mortgage dollar roll agreement.
(h)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(k)	Rate shown reflects yield as of May 31, 2024.

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BOFA	– Bank of America N.A.
Citi	– Citibank N.A.
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
GSIL	– Goldman Sachs International, London
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To-Be-Announced Security
USD	– United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$46,921,053	$—	$46,921,053	$—
Mortgage-Backed Securities	13,763,207	—	13,763,207	—
Asset-Backed Securities	11,636,959	—	11,636,959	—
U.S. Government Bonds and Notes	9,294,424	—	9,294,424	—
U.S. Treasury Bills	6,751,689	—	6,751,689	—
Money Market Funds	2,316,015	2,316,015	—	—
Total Investments	90,683,347	2,316,015	88,367,332	—
Forward Foreign Currency Contracts	1,624	—	1,624	—
Futures Contracts	1,514	1,514	—	—
Total	$90,686,485	$2,317,529	$88,368,956	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(4,080)	$—	$(4,080)	$—
Futures Contracts	(33,847)	(33,847)	—	—
Total	$(37,927)	$(33,847)	$(4,080)	$—

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)

Restricted Securities
As of May 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
FREMF Mortgage Trust, Series 2017-K726, Class X2B, IO, 0.10%, 07/25/49	01/07/21	$7,791,621	$0.00 *	$0	$78	0.00%**
GS Mortgage Securities Trust, Series 2011-GC5, Class XA, IO, 0.00%, 08/10/44	05/19/20	1,216,836	0.00 *	0	12	0.00 **
SMRT, Series 2022-MINI, Class XCP, IO, 0.00%, 01/15/39	01/24/22	105,000,000	0.00 *	0	110	0.00 **
				$0	$200	0.00%**

*	Amount is less than $0.01.
**	Amount is less than 0.01%.

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments
May 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) — 66.6%
	Angola — 1.8%
$200,000	Angolan Government International Bond (b)	8.25%	05/09/28	$188,923
200,000	Angolan Government International Bond (c)	8.00%	11/26/29	181,875
400,000	Angolan Government International Bond (c)	9.13%	11/26/49	334,735
				705,533
	Argentina — 2.3%
549,220	Argentine Republic Government International Bond, steps up to 1.75% on 07/09/27 (d)	0.75%	07/09/30	313,885
406,038	Argentine Republic Government International Bond, steps up to 4.13% on 07/10/24 (d)	3.63%	07/09/35	179,211
387,072	Argentine Republic Government International Bond, steps up to 5.00% on 07/10/24 (d)	4.25%	01/09/38	185,404
544,157	Argentine Republic Government International Bond, steps up to 4.88% on 07/10/29 (d)	3.50%	07/09/41	224,415
				902,915
	Azerbaijan — 0.4%
200,000	Republic of Azerbaijan International Bond (c)	3.50%	09/01/32	169,007
	Bahamas — 0.8%
140,000	Bahamas Government International Bond (c)	6.95%	11/20/29	125,809
200,000	Bahamas Government International Bond (c)	8.95%	10/15/32	194,291
				320,100
	Bahrain — 2.0%
400,000	Bahrain Government International Bond (c)	6.75%	09/20/29	406,065
200,000	Bahrain Government International Bond (c)	5.63%	05/18/34	181,020
225,000	Bahrain Government International Bond (b)	7.50%	02/12/36	230,675
				817,760
	Benin — 0.5%
200,000	Benin Government International Bond (b)	7.96%	02/13/38	187,708
	Brazil — 0.9%
200,000	Brazilian Government International Bond	6.13%	03/15/34	194,330
200,000	Brazilian Government International Bond	5.00%	01/27/45	154,713
				349,043
	Chile — 0.5%
240,000	Chile Government International Bond	3.86%	06/21/47	185,294
	Colombia — 2.2%
200,000	Colombia Government International Bond	7.50%	02/02/34	198,833
200,000	Colombia Government International Bond	8.00%	11/14/35	204,408
494,000	Colombia Government International Bond	7.38%	09/18/37	478,750
				881,991
	Costa Rica — 0.9%
350,000	Costa Rica Government International Bond (b)	7.30%	11/13/54	363,420
	Dominican Republic — 3.1%
150,000	Dominican Republic International Bond (b)	5.50%	02/22/29	144,847
675,000	Dominican Republic International Bond (b)	4.50%	01/30/30	615,849
200,000	Dominican Republic International Bond (b)	4.88%	09/23/32	179,578
150,000	Dominican Republic International Bond (c)	6.85%	01/27/45	147,383
160,000	Dominican Republic International Bond (c)	6.40%	06/05/49	149,466
				1,237,123

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Ecuador — 1.5%
$80,000	Ecuador Government International Bond (c)	(e)	07/31/30	$40,845
223,118	Ecuador Government International Bond, steps up to 6.90% on 08/01/24 (c) (d)	6.00%	07/31/30	150,365
407,746	Ecuador Government International Bond, steps up to 5.50% on 08/01/24 (b) (d)	3.50%	07/31/35	210,085
116,000	Ecuador Government International Bond (c)	3.50%	07/31/35	59,767
328,482	Ecuador Government International Bond, steps up to 5.00% on 07/31/24 (c) (d)	2.50%	07/31/40	153,565
				614,627
	Egypt — 3.6%
300,000	Egypt Government International Bond (c)	7.60%	03/01/29	280,209
400,000	Egypt Government International Bond (b)	7.05%	01/15/32	334,384
200,000	Egypt Government International Bond (c)	7.63%	05/29/32	171,165
616,000	Egypt Government International Bond (c)	7.30%	09/30/33	507,769
200,000	Egypt Government International Bond (c)	7.50%	02/16/61	141,760
				1,435,287
	El Salvador — 0.8%
24,000	El Salvador Government International Bond (c)	6.38%	01/18/27	21,137
11,000	El Salvador Government International Bond (c)	8.63%	02/28/29	9,605
68,000	El Salvador Government International Bond (c)	8.25%	04/10/32	53,043
35,000	El Salvador Government International Bond (c)	7.65%	06/15/35	25,066
150,000	El Salvador Government International Bond (c)	7.12%	01/20/50	95,323
150,000	El Salvador Government International Bond (c)	9.50%	07/15/52	117,469
				321,643
	Gabon — 1.3%
200,000	Gabon Government International Bond (c)	6.95%	06/16/25	189,341
400,000	Gabon Government International Bond (c)	6.63%	02/06/31	319,298
				508,639
	Ghana — 1.1%
450,000	Ghana Government International Bond (c)	7.63%	05/16/29	231,254
200,000	Ghana Government International Bond (c)	8.63%	04/07/34	103,560
200,000	Ghana Government International Bond (c)	8.88%	05/07/42	102,691
				437,505
	Guatemala — 1.4%
200,000	Guatemala Government Bond (c)	5.25%	08/10/29	191,250
200,000	Guatemala Government Bond (c)	5.38%	04/24/32	188,515
200,000	Guatemala Government Bond (b)	3.70%	10/07/33	161,875
				541,640
	Hungary — 2.3%
299,000	Hungary Government International Bond (b)	5.25%	06/16/29	292,723
200,000	Hungary Government International Bond (c)	5.50%	06/16/34	193,126
200,000	Hungary Government International Bond (b)	6.75%	09/25/52	212,699
200,000	Magyar Export-Import Bank Zrt (b)	6.13%	12/04/27	201,027
				899,575
	Indonesia — 2.0%
225,000	Indonesia Government International Bond	4.40%	03/10/29	217,973
200,000	Indonesia Government International Bond	2.85%	02/14/30	176,690

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Indonesia (Continued)
$200,000	Indonesia Government International Bond	4.70%	02/10/34	$192,000
240,000	Perusahaan Penerbit SBSN Indonesia III (c)	2.55%	06/09/31	201,873
				788,536
	Israel — 0.9%
200,000	Israel Government International Bond	5.38%	03/12/29	196,394
200,000	Israel Government International Bond	5.75%	03/12/54	181,235
				377,629
	Ivory Coast (Cote d’Ivoire) — 1.4%
400,000	Ivory Coast Government International Bond (c)	6.13%	06/15/33	356,190
200,000	Ivory Coast Government International Bond (b)	8.25%	01/30/37	195,294
				551,484
	Jamaica — 0.8%
200,000	Jamaica Government International Bond	6.75%	04/28/28	204,310
100,000	Jamaica Government International Bond	8.00%	03/15/39	117,365
				321,675
	Jordan — 1.5%
200,000	Jordan Government International Bond (b)	7.75%	01/15/28	202,601
200,000	Jordan Government International Bond (b)	7.50%	01/13/29	200,770
200,000	Jordan Government International Bond (c)	7.50%	01/13/29	200,770
				604,141
	Kenya — 0.9%
200,000	Republic of Kenya Government International Bond (c)	7.00%	05/22/27	193,420
200,000	Republic of Kenya Government International Bond (c)	6.30%	01/23/34	158,752
				352,172
	Mexico — 1.3%
200,000	Mexico Government International Bond	6.35%	02/09/35	202,426
350,000	Mexico Government International Bond	6.34%	05/04/53	334,509
				536,935
	Morocco — 0.5%
200,000	Morocco Government International Bond (b)	5.95%	03/08/28	200,230
	Mozambique — 0.4%
200,000	Mozambique International Bond (c)	9.00%	09/15/31	165,128
	Nigeria — 2.1%
200,000	Nigeria Government International Bond (b)	6.13%	09/28/28	178,300
370,000	Nigeria Government International Bond (c)	8.38%	03/24/29	353,782
200,000	Nigeria Government International Bond (b)	7.70%	02/23/38	158,526
200,000	Nigeria Government International Bond (c)	8.25%	09/28/51	158,237
				848,845
	Oman — 2.5%
400,000	Oman Government International Bond (c)	6.00%	08/01/29	405,399
593,000	Oman Government International Bond (c)	6.25%	01/25/31	609,201
				1,014,600
	Pakistan — 1.3%
200,000	Pakistan Government International Bond (b)	6.00%	04/08/26	181,902
200,000	Pakistan Government International Bond (c)	6.88%	12/05/27	175,529
200,000	Pakistan Government International Bond (c)	7.38%	04/08/31	164,363
				521,794

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Panama — 3.7%
$200,000	Panama Government International Bond	3.16%	01/23/30	$167,249
200,000	Panama Government International Bond	7.50%	03/01/31	207,065
550,000	Panama Government International Bond	2.25%	09/29/32	392,947
200,000	Panama Government International Bond	6.40%	02/14/35	188,654
450,000	Panama Government International Bond	4.50%	04/16/50	298,762
200,000	Panama Government International Bond	7.88%	03/01/57	206,200
				1,460,877
	Paraguay — 1.0%
255,000	Paraguay Government International Bond (c)	3.85%	06/28/33	220,586
200,000	Paraguay Government International Bond (b)	6.00%	02/09/36	199,010
				419,596
	Peru — 1.7%
624,000	Peruvian Government International Bond	2.78%	01/23/31	526,288
209,000	Peruvian Government International Bond	3.00%	01/15/34	167,639
				693,927
	Philippines — 0.6%
250,000	Philippine Government International Bond	3.56%	09/29/32	221,121
	Poland — 2.3%
222,000	Republic of Poland Government International Bond	4.63%	03/18/29	217,892
519,000	Republic of Poland Government International Bond	4.88%	10/04/33	501,821
47,000	Republic of Poland Government International Bond	5.50%	04/04/53	45,545
153,000	Republic of Poland Government International Bond	5.50%	03/18/54	146,973
				912,231
	Romania — 2.3%
268,000	Romanian Government International Bond (b)	6.63%	02/17/28	274,228
290,000	Romanian Government International Bond (b)	5.88%	01/30/29	287,783
80,000	Romanian Government International Bond (b)	7.13%	01/17/33	84,100
130,000	Romanian Government International Bond (b)	6.38%	01/30/34	129,867
146,000	Romanian Government International Bond (b)	7.63%	01/17/53	158,747
				934,725
	Saudi Arabia — 2.7%
400,000	Saudi Government International Bond (c)	5.00%	01/16/34	389,607
700,000	Saudi Government International Bond (b)	5.75%	01/16/54	677,833
				1,067,440
	Senegal — 0.4%
200,000	Senegal Government International Bond (c)	6.25%	05/23/33	169,372
	South Africa — 2.8%
400,000	Republic of South Africa Government International Bond	4.85%	09/30/29	359,108
400,000	Republic of South Africa Government International Bond	5.88%	06/22/30	372,750
300,000	Republic of South Africa Government International Bond	5.00%	10/12/46	202,114
250,000	Republic of South Africa Government International Bond	5.65%	09/27/47	180,766
				1,114,738
	Turkey — 2.0%
350,000	Hazine Mustesarligi Varlik Kiralama AS (b)	8.51%	01/14/29	370,639
200,000	Istanbul Metropolitan Municipality (b)	10.50%	12/06/28	215,271
300,000	Turkiye Government International Bond	5.75%	05/11/47	230,062
				815,972

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Ukraine — 1.0%
$200,000	Ukraine Government International Bond (c)	7.75%	09/01/27	$57,585
200,000	Ukraine Government International Bond (c)	7.75%	09/01/29	58,178
211,000	Ukraine Government International Bond (c)	6.88%	05/21/31	56,811
600,000	Ukraine Government International Bond (c)	7.25%	03/15/35	162,990
114,000	Ukraine Government International Bond (c) (f)	7.75%	08/01/41	59,403
				394,967
	United Arab Emirates — 1.9%
400,000	Finance Department Government of Sharjah (b)	6.50%	11/23/32	413,520
200,000	Finance Department Government of Sharjah (b)	6.13%	03/06/36	198,592
200,000	Finance Department Government of Sharjah (c)	4.00%	07/28/50	129,112
				741,224
	Uruguay — 0.4%
73,000	Uruguay Government International Bond	5.10%	06/18/50	68,314
90,000	Uruguay Government International Bond	4.98%	04/20/55	81,616
				149,930
	Uzbekistan — 0.4%
200,000	Republic of Uzbekistan International Bond (c)	3.90%	10/19/31	163,107
	Zambia — 0.4%
250,000	Zambia Government International Bond (c)	5.38%	09/20/22	171,730
	Total Foreign Sovereign Bonds and Notes			26,592,936
	(Cost $25,780,656)
FOREIGN CORPORATE BONDS AND NOTES (a) — 29.3%
	Airlines — 0.3%
100,000	Air Baltic Corp. AS (EUR) (b)	14.50%	08/14/29	114,798
	Banks — 2.0%
200,000	Akbank TAS (b) (g)	9.37%	(h)	198,952
200,000	BBVA Bancomer S.A. (c) (g)	5.13%	01/18/33	184,310
200,000	Turkiye Vakiflar Bankasi TAO (b) (g)	10.12%	(h)	203,016
200,000	Yapi ve Kredi Bankasi AS (b) (g)	9.25%	01/17/34	206,355
				792,633
	Building Materials — 1.0%
200,000	Cemex SAB de C.V. (b) (g)	5.13%	(h)	192,455
200,000	Sisecam UK PLC (b)	8.63%	05/02/32	203,877
				396,332
	Chemicals — 0.5%
200,000	OCP (b)	7.50%	05/02/54	199,946
	Electric — 3.5%
200,000	AES Andes S.A. (b)	6.30%	03/15/29	199,499
200,000	AES Andes S.A. (c) (g)	7.13%	03/26/79	198,678
200,000	Engie Energia Chile S.A. (b)	6.38%	04/17/34	202,600
200,000	Eskom Holdings SOC Ltd. (c)	8.45%	08/10/28	199,117
200,000	Mazoon Assets Co. SAOC (b)	5.50%	02/14/29	197,537
200,000	MVM Energetika Zrt (c)	7.50%	06/09/28	207,408
200,000	MVM Energetika Zrt (c)	6.50%	03/13/31	198,962
				1,403,801
	Food — 0.5%
200,000	Minerva Luxembourg S.A. (b)	8.88%	09/13/33	208,718

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) (Continued)
	Gas — 0.5%
$215,000	China Oil & Gas Group Ltd. (c)	4.70%	06/30/26	$190,920
	Iron/Steel — 1.3%
200,000	CSN Resources S.A. (c)	4.63%	06/10/31	158,488
378,742	Samarco Mineracao S.A. (b) (i)	9.00%	06/30/31	354,389
				512,877
	Lodging — 1.0%
200,000	Fortune Star BVI Ltd. (c)	5.00%	05/18/26	190,500
220,000	Melco Resorts Finance Ltd. (c)	5.38%	12/04/29	198,474
				388,974
	Mining — 4.0%
200,000	Antofagasta PLC (b)	6.25%	05/02/34	205,085
200,000	Corp. Nacional del Cobre de Chile (c)	3.00%	09/30/29	176,187
200,000	Corp. Nacional del Cobre de Chile (c)	6.44%	01/26/36	204,301
200,000	Corp. Nacional del Cobre de Chile (c)	3.70%	01/30/50	135,180
200,000	Corp. Nacional del Cobre de Chile (c)	6.30%	09/08/53	196,211
200,000	First Quantum Minerals Ltd. (b)	9.38%	03/01/29	208,946
200,000	First Quantum Minerals Ltd. (b)	8.63%	06/01/31	199,285
300,000	Freeport Indonesia PT (b)	5.32%	04/14/32	289,529
				1,614,724
	Oil & Gas — 9.7%
255,000	Ecopetrol S.A.	8.38%	01/19/36	249,348
145,000	Ecopetrol S.A.	5.88%	05/28/45	104,232
200,000	Empresa Nacional del Petroleo (b)	6.15%	05/10/33	200,446
241,491	Energean Israel Finance Ltd. (b) (c)	5.38%	03/30/28	218,666
200,000	Geopark Ltd. (c)	5.50%	01/17/27	180,910
200,000	KazMunayGas National Co. JSC (c)	4.75%	04/19/27	193,191
200,000	KazMunayGas National Co. JSC (c)	5.38%	04/24/30	193,542
200,000	KazMunayGas National Co. JSC (c)	5.75%	04/19/47	170,758
117,000	Leviathan Bond Ltd. (b) (c)	6.75%	06/30/30	106,909
200,000	NAK Naftogaz Ukraine via Kondor Finance PLC (c)	7.63%	11/08/28	131,419
115,000	Petroleos Mexicanos	6.50%	03/13/27	108,869
435,000	Petroleos Mexicanos	5.95%	01/28/31	353,295
440,000	Petroleos Mexicanos	6.70%	02/16/32	368,920
420,000	Petroleos Mexicanos	6.63%	06/15/35	323,052
80,000	Petroleos Mexicanos	6.38%	01/23/45	52,515
230,000	Petroleos Mexicanos	6.75%	09/21/47	154,640
120,000	Petroleos Mexicanos	7.69%	01/23/50	87,491
600,000	Qatar Energy (c)	2.25%	07/12/31	497,138
250,000	Qatar Energy (c)	3.30%	07/12/51	172,012
				3,867,353
	Oil & Gas Services — 0.2%
100,000	Yinson Boronia Production B.V. (b) (j)	8.95%	07/31/42	101,000
	Pipelines — 3.8%
242,425	Acu Petroleo Luxembourg Sarl (b)	7.50%	01/13/32	231,660
250,000	AI Candelaria Spain S.A. (c)	5.75%	06/15/33	198,083
290,000	Galaxy Pipeline Assets Bidco Ltd. (b)	2.63%	03/31/36	233,474
183,156	Galaxy Pipeline Assets Bidco Ltd. (b)	2.94%	09/30/40	144,696

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) (Continued)
	Pipelines (Continued)
$490,000	Greensaif Pipelines Bidco Sarl (b)	6.13%	02/23/38	$496,104
200,000	TMS Issuer Sarl (c)	5.78%	08/23/32	203,369
				1,507,386
	Real Estate — 0.5%
270,000	Longfor Group Holdings Ltd. (c)	3.38%	04/13/27	204,930
	Water — 0.5%
200,000	Aegea Finance Sarl (b)	9.00%	01/20/31	207,567
	Total Foreign Corporate Bonds and Notes			11,711,959
	(Cost $11,519,028)
CORPORATE BONDS AND NOTES — 0.9%
	Mining — 0.4%
200,000	Stillwater Mining Co. (c)	4.50%	11/16/29	162,559
	Oil & Gas — 0.5%
204,000	Gran Tierra Energy, Inc. (b)	9.50%	10/15/29	195,064
	Total Corporate Bonds and Notes			357,623
	(Cost $345,609)

Shares	Description	Value
MONEY MARKET FUNDS — 1.8%
735,582	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (k)	735,582
	(Cost $735,582)

	Total Investments — 98.6%	39,398,100
	(Cost $38,380,875)
	Net Other Assets and Liabilities — 1.4%	549,984
	Net Assets — 100.0%	$39,948,084

(a)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2024, securities noted as such amounted to $13,171,579 or 33.0% of net assets.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	Zero coupon security.
(f)	Floating or variable rate security.
(g)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at May 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(h)	Perpetual maturity.
(i)
These notes are Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may pay interest on the note (1) entirely in cash,
(2) entirely in PIK interest or (3) a combination of both. Interest paid will accrue on the notes at a rate of 9.00% per annum. For the fiscal year-to-date period (September 1, 2023 to May 31, 2024), the Fund received a portion of the interest in cash and PIK interest with a principal value of $11,000 for Samarco Mineracao S.A.

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
May 31, 2024 (Unaudited)
(j)	When-issued security. The interest rate shown reflects the rate in effect at May 31, 2024. Interest will begin accruing on the security’s first settlement date.
(k)	Rate shown reflects yield as of May 31, 2024.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$26,592,936	$—	$26,592,936	$—
Foreign Corporate Bonds and Notes**	11,711,959	—	11,711,959	—
Corporate Bonds and Notes**	357,623	—	357,623	—
Money Market Funds	735,582	735,582	—	—
Total Investments	$39,398,100	$735,582	$38,662,518	$—

*	See Portfolio of Investments for country breakout.
**	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.